UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-06625

THE PAYDEN & RYGEL INVESTMENT GROUP

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

EDWARD S. GARLOCK, ESQ.

PAYDEN & RYGEL

333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

SEMI-ANNUAL REPORT
APRIL 30, 2012

Contents

1	Management Discussion & Analysis

6	Portfolio Highlights & Investments

51	Statements of Assets & Liabilities

55	Statements of Operations

59	Statements of Changes in Net Assets

65	Notes to Financial Statements

78	Financial Highlights

91	Fund Expenses

93	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

Short Duration Strategies

During the six-months ended April 30, 2012, investors digested better-than-expected domestic economic data amidst continued headwinds out of the European Union. The unemployment rate in the U.S. declined to 8.1% during the period and corporate profits continued to set records. The European Central Bank offered relief to the European banking system with a second Long-Term Refinancing Operation. Bond prices moved higher as the U.S. Treasury yield curve bull-flattened and credit spreads compressed.

The Payden Cash Reserves Money Market Fund (PBHXX) continued to provide a positive return and stable daily liquidity. For the six months ended April 30, 2012, the Fund returned 0.01% compared to a return of 0.00% for both the Lipper Money Market Average and the Lipper Government Money Market Average, the Fund’s benchmarks. Money market rates still remain relatively low, as the Federal Reserve Board stated its intention to keep interest rates low until at least late 2014. The Fund benefitted from a slight increase in front-end government yields due to increased supply from U.S. Treasury bill auctions and Operation Twist sales, combined with decreased flight-to-quality demand.

The Payden Limited Maturity Fund (PYLMX) returned 0.80% for the six months ended April 30, 2012, compared to a return of 0.01% for its benchmark, the Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. Investment-grade credit and agency mortgage-backed securities offered the largest source of return through price appreciation and yield advantage relative to U.S. Treasury bills. The Fund benefitted from owning securities with maturities longer than one year, as the shape of the U.S. Treasury yield curve flattened in the one to three year part of the curve.

The Payden Low Duration Fund (PYSBX) returned 1.89% for the six months ended April 30, 2012, compared to a return of 0.23% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. All sectors within the Fund outperformed U.S. Treasuries. Notably, investment-grade credit, emerging market debt, and agency mortgage-backed securities were the largest contributors to total return during the period. The Fund also benefitted from the flattening of the U.S. Treasury yield curve, as it has exposure to maturities longer than three years.

The Payden Global Low Duration Fund (PYGSX) returned 2.62% for the six months ended April 30, 2012, compared to a return of 0.23% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. All sectors within the Fund outperformed U.S. Treasuries. Notably, exposure to corporate bonds and emerging market debt contributed to positive total and relative return. The Fund also benefitted from the flattening of the U.S. Treasury yield curve, as it has exposure to maturities longer than three years.

The Payden U.S. Government Fund Investor Class (PYUSX) returned 1.13% for the six months ended April 30, 2012, compared to a return of 0.61% for its benchmark, the Bank of America Merrill Lynch 1-5 Year Treasury Index. The Fund’s Advisor Class (PYUWX) returned 1.09% for the same period. Over the past six months, the Fund significantly increased its exposure to agency mortgage-backed securities. This increase led to an increased yield and outperformance versus the benchmark. The mortgage-backed securities purchased are newly originated adjustable rate and 15-year fixed rate mortgage pools. The Fund is targeting mortgage programs that will offer yield enhancement with extension protection in the event that rates increase from today’s low levels.

Intermediate Duration Bond Strategies

The Payden GNMA Fund Investor Class (PYGNX) returned 2.66% for the six months ended April 30, 2012, compared to a return of 2.09% for its benchmark, the Bank of America Merrill Lynch GNMA Master Index. The Fund’s Advisor Class (PYGWX) returned 2.44% for the same period. Over the past six months, a number of factors were supportive of GNMA mortgage securities, including a stable rate environment, favorable capital treatment for GNMA securities over FNMA and FHLMC and ongoing demand from banks and the Federal Reserve Board’s mortgage purchase program. Over the next six months, we expect a turbulent period with the European debt crisis at the center of attention. The Fund will continue to be biased to a stable to lower rate environment with the focus on prepayment protection.

For the six months ended April 30, 2012, the Payden Core Bond Fund Investor Class (PYCBX) returned 3.77%, compared to a return of 2.44% for the Barclays Capital Aggregate Bond Index, the Fund’s benchmark. The Fund’s Advisor Class (PYCWX) returned 3.65% for the same period. After the European debt scare of the third calendar quarter of 2011, the markets rebounded strongly over the period. The Fund is positioned with a high allocation to U.S. corporate investment-grade bonds, and is further bolstered by allocations to high yield bonds and emerging markets bonds. All of these sectors proved to be beneficial to the portfolio in light of renewed investor acceptance of credit risk.

1	Payden Mutual Funds

For the six months ended April 30, 2012, The Payden Corporate Bond Fund (PYACX) returned 4.26%, compared to 3.64% for its benchmark, the Barclays Capital U.S. Corporate Investment Grade Index. The first point to note is the strong performance of the underlying corporate index in and of itself. This is a reflection of the strong rebound in investor sentiment after the European debt crisis of the third calendar quarter of 2011. The Fund was further helped by the decision to hold weightings in high yield bonds and emerging markets bonds during this strong credit environment.

High Yield Bond Strategy

The global high yield market started and finished the six months ended April 2012 in solid form. The Merrill Lynch high yield BB/B index was up 6.06%, with the higher-quality BB-rated bonds up 5.67% and lower quality CCC-rated bonds up 8.32%.

The high yield market during the first quarter of 2012 benefitted from generally positive global economic data, especially in the U.S. During the quarter, new issuance volume of over $120 billion was the heaviest in the global high yield market’s history. Inflows of $20 billion in the quarter far surpassed the $15 billion for all of 2011, and the key global high yield default rate remained low at 2.3% per Moody’s Ratings and is not expected to increase much in 2012.

The Payden High Income Fund Investor Class (PYHRX) returned 6.44% for the six months ended April 30, 2012 versus a return of 6.06% for the Bank of America Merrill Lynch BB/B High Yield Cash Pay Index, the Fund’s benchmark. The Fund’s Adviser Class (PYHWX) returned 6.31% for the same period. The outperformance was largely driven by security selection, with issuer selection in such sectors as consumer products and retail adding to performance. These sectors added to performance as consumer spending in the U.S. began to stabilize because consumers felt more comfortable with the improved job stability and growth prospects. The Fund’s 7% exposure to CCC-rated bonds materially added to performance as these higher beta bonds outperformed BB-rated and B-rated bonds during the period.

Tax Exempt Strategies

In the six months ended April 30, 2012, the major driver of price movement in the tax-exempt market was the scarcity of new-issue supply. Fiscal austerity and refunding activity reduced new bond sales to multi-year lows, which helped buoy the market significantly as investors found few places to re-invest coupons and maturities. Combined with sharply declining U.S. Treasury yields, these factors drove the yield of the 10-year tax-exempt benchmark more than half a percentage point lower to end the period at 1.87%, nearly an all-time low.

For the six months ended April 30, 2012, the Payden Tax-Exempt Bond Fund (PYTEX) returned 4.24%, while the Fund’s benchmark, the Barclays Capital Quality Intermediate Municipal Index, returned 4.19%. The primary driver of the difference in performance was the Fund’s difference in yield curve positioning, with a secondary cause as its overweight to higher-quality, less volatile credits.

The Payden California Municipal Income Fund (PYCRX) returned 5.05% for the six months ended April 30, 2012, while its benchmarks, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index, returned 4.98% and 5.89%, respectively. The primary driver of the difference in performance was the Fund’s difference in yield curve positioning from the indices, as well as its underweight to the State of California general obligation bonds with respect to the California Intermediate Index.

Global Bond Strategy

Major international government bond markets made solid gains over the six months ended April 30, 2012 due to continued safe haven flows as investors’ fears about the risks associated with the Euro-zone debt crisis peaked in November 2011 and continued to simmer intermittently in the early months of 2012. The European Central Bank’s long-term liquidity provision programs helped stabilize European markets and sentiment temporarily early in the year and this, combined with some improvement in U.S. economic data, set government bonds back somewhat in the first quarter. However, government bonds made fresh gains in April. Fears about Europe returned as Spain’s commitment to fiscal austerity waivered and U.S. data was generally weaker-than-expected.

Semi-Annual Report	2

Management Discussion & Analysis continued

Peripheral Euro-zone sovereign debt markets were hit by the regional crisis and associated ratings downgrades in October and November 2011, but rebounded in the first quarter of 2012 thanks to the conviction that the worst of the region’s crisis had passed. Some of these gains were lost in April as this conviction faded, but peripherals still outperformed core European bonds over the six months ended April 30, 2012.

Non-government credit markets also outperformed sovereign debt over the six months ended April 30, 2012, as confidence on the European financial system was boosted by the European Central Bank’s liquidity injections and investors’ appetite for yield persisted.

For the six months ended April 30 2012, the Payden Global Fixed Income Fund (PYGFX) returned 3.52%, outperforming its benchmark, the Barclays Capital Global Aggregate Index Hedged, which returned 2.83%. This outperformance was primarily due to the strong performance of the Fund’s overweight holdings of investment-grade corporate, high yield and emerging market debt, all of which outperformed government bonds over the period as risk appetite recovered after the late summer sell-off. Currency positioning and duration management detracted modestly from this outperformance.

Emerging Market Bond Strategies

Emerging-market dollar-pay bond spreads tightened by approximately 30 basis points to yield 340 basis points over comparable U.S. Treasuries over the six-months ended April 30, 2012. Most major emerging market central banks stayed on hold during the period, as the balance of inflation and growth risks did not appear to justify changes in policy. Among the more notable exceptions were the central banks in Brazil, Indonesia and Colombia.

Despite a significant rally at the beginning of the year, driven by strong currency returns, local currency bonds could not fully overcome their sell-off at the end of 2011, leading them to underperform dollar-pay emerging market bonds for the six-months ended April 30, 2012. Local rates were broadly lower against a backdrop of improving inflation and subdued growth expectations, while most emerging market currencies recorded a small rally against the U.S. dollar.

The Adviser expects emerging-market countries to achieve higher growth rates than developed countries going forward, given better trends in debt sustainability, lower leverage and more sustainable fiscal dynamics. Most countries in Latin America and Asia have low levels of debt in both the household and banking sectors and fiscal deficits are half those in developed countries. Central and Eastern Europe will likely continue to be an exception in 2012 because the region will remain under pressure, as trade and financial sector linkages with the Eurozone will continue to weigh on growth prospects.

The Payden Emerging Markets Bond Fund Investor Class (PYEMX) returned 6.40% for the six months ended April 30, 2012, as compared to 6.20% for the J.P. Morgan EMBI Global Diversified Index, the Fund’s benchmark. The Fund’s Adviser Class (PYEWX) returned 6.19% for the same period, while the Fund’s Institutional Class (PYEIX) returned 1.07% for the period April 9, 2012 to April 30, 2012. The strategy was overweight Latin America, including Brazil, Mexico, Colombia, and the Dominican Republic. The Fund was underweight Eastern Europe, avoiding Bulgaria, Croatia, and Hungary, with overweights in the region’s energy exporters Russia and Kazakhstan. The Fund was also overweight Asia, including Indonesia, and had exposure in the Middle East outside to Qatar and the United Arab Emirates. The Fund had positions in private-sector corporate bonds, especially in Latin American markets where sovereign spreads appeared less attractive. The Fund held positions in select local currency bond markets in which the Adviser expected rates to trend lower, including Brazil and Mexico. The Fund also expanded its local exposure through local corporate and quasi-sovereign holdings. Active foreign exchange positioning was reflective of our outlook for emerging market currencies to appreciate relative to developed market currencies, led by Latin American and Asian currencies.

The Payden Emerging Markets Local Bond Fund (PYELX) returned 4.23% for the period from November 2, 2011 through April 30, 2012, as compared to 5.26% for the J.P. Morgan GBI-EM Global Diversified Index Unhedged, the Fund’s benchmark. The Fund’s Adviser Class (PYEAX) returned 4.02% for the same period. The Fund’s strategy was overweight Latin America, including Brazil and Mexico. The Fund was underweight Eastern Europe, and in particular Hungary, while the Fund was overweight Russia, an energy exporter. The Fund was overweight Indonesian rates in Asia. The Fund held out-of-index exposure to U.S. dollar-pay emerging market corporate bonds, quasi-sovereigns, and sovereigns in order to enhance yield and capture fundamentally-justified market support for emerging market credit. Active foreign exchange positioning reflected the Adviser’s outlook for emerging market currencies, led by Latin American and Asian currencies, to appreciate relative to developed market currencies.

3	Payden Mutual Funds

U.S. Equity Strategies

The equity markets posted double digit returns for the six months ended April 30, 2012, due to improving macroeconomic data and declining European sovereign debt risk. The markets began the period directionless as positive economic data and strong earnings reports were offset by issues in Europe. But, the holiday season helped push the markets higher as strong retail sales and optimism of a solution for the European debt crisis caused investors to purchase risky assets. The equity markets continued to rally through the New Year and over the next few months due to better-than-expected employment data and the second launch of the long-term refinancing operation by the European Central Bank. Strong corporate fundamentals kept stock prices near the highs for the period, despite weakening economic data out of Europe and the uncertainty surrounding upcoming elections in France, Germany, and the United States.

The Payden Value Leaders Fund Investor Class (PYVLX), which is comprised of large-cap value stocks, returned 11.16% for the six months ended April 30, 2012, slightly trailing its benchmark, the Russell 1000 Value Index, which returned 11.62%. The Fund’s Advisor Class (PYVAX) returned 10.41% for the period December 1, 2012 to April 30, 2012. The underperformance was due to individual stock selection. The strongest area of stock selection was in the energy sector, while the weakest areas were in the consumer discretionary and financials sectors. In regard to sector allocation, the overweight to the telecommunication services sector was the largest positive contributor to relative performance. However, the overweight to the utilities sector was the largest detractor of relative performance. The best performers in the Fund were tobacco company Philip Morris International and real estate investment trust Duke Realty.

The Payden U.S. Growth Leaders Fund (PUGLX), which is comprised of large-cap growth stocks, returned 11.33% for the six months ended April 30, 2012. The Fund trailed the Russell 1000 Growth Index, which returned 14.14%. The underperformance for the period was due to both individual stock selection and sector allocation decisions. The weakest areas of stock selection were in the information technology and materials sectors, while the strongest area was in the consumer discretionary sector. In terms of sector allocations, the Fund benefited from its overweight to the information technology sector. However, the overweight to the energy sector and the underweight to the health care sector were the largest detractors of relative performance. The top positive contributors in the Fund were crane maker Terex Corp. and chemical company FMC Corp. The top detractors in the Fund were gold mining company Newmont Mining and oilfield services company Halliburton.

Global Equity Strategies

Volatility remained elevated towards the end of 2011 as investors oscillated between optimism that a global recession will be averted and fears that European leaders would not be able to contain their sovereign crisis. However, concerted efforts by global central banks to increase liquidity and the European Central Bank’s successful launch of its Long-Term Refinancing Operation mitigated some tail risks and paved the way for equities to rally during the six months ended April 30, 2012. Positive trends in U.S. economic data and better-than-expected corporate profits also fueled this momentum. Among the best performing countries were the U.S., Germany and Sweden, while peripheral euro countries and France were among the worst. The U.S. dollar strengthened against most major currencies as the U.S. economy appears to have gained traction relative to other developed and emerging countries.

The Payden Global Equity Fund (PYGEX) returned 7.36% for the six months ended April 30, 2012. The Fund’s benchmark, the MSCI All Country World Index, returned 7.07%. One of the largest contributors to relative performance was the overweight to the U.S. with a small cap style bias. U.S. economic data has shown resilience in consumer spending as unemployment figures have finally begun to recede. In addition, small cap companies are more domestically focused with little European exposures and have higher profit expectations.

The portfolio remains focused on quality, in particular countries with higher than expected growth rates. The Fund’s overweight to the U.S. reflects the Adviser’s beliefs that the U.S. economy will continue to muddle along with little inflationary pressures thereby allowing monetary policies to remain accommodative for a prolonged period. Macroeconomic data from the U.S. has been surprisingly positive and may suggest that the largest global economy will avert a double-dip recession. The Fund’s underweight to the European region reflects the Adviser’s concerns that the ongoing European sovereign debt crisis remains unresolved and that economies in the region are closer to recession than recovery.

Semi-Annual Report	4

Management Discussion & Analysis continued

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned -2.42% for the six months ended April 30, 2012. The Fund’s benchmark, the Nomura Central and Eastern European Index, returned -2.10% for the same period. Emerging Europe’s equity markets were the weakest performers among the major emerging market regions for the period. Stocks in the region significantly sold off at the beginning of the reporting period, as concerns over the Eurozone sovereign debt crisis and growth backdrop caused investors to aggressively re-price risk in the region. Following the European Central Bank’s decision to provide extraordinary liquidity to the markets, stocks in the region experienced a significant recovery. Lastly, the end of the period was marked by renewed concerns over Greece, Spain and the rest of the vulnerable periphery economies in Europe, which led to a sell-off in the region.

Expectations for performance in this region are inevitably linked to the eventual outcome of the Eurozone sovereign debt crisis. The region’s economies are, in all but a small number of cases, dependent on Eurozone demand for their exports; without it, growth will continue to suffer. Similarly, the region’s banks are in most cases owned by Eurozone “parents,” leading to potential slower credit expansion as banks focus on their own survival, rather than expansion abroad. Lastly, global risk sentiment needs to improve before there is a sustainable rally in Emerging Europe, as investors will likely continue to be unable to differentiate between the region’s more vulnerable markets and those that are fundamentally supported.

5	Payden Mutual Funds

Portfolio Highlights & Investments

Investment Abbreviations

AMBAC - American Municipal Bond Assurance Co.

ARM - Adjustable Rate Mortgage

CD - Certificate of Deposit

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FG - Freddie Mac Gold Pool

FGIC - Financial Guaranty Insurance Co.

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNMA - Federal National Mortgage Association (Fannie Mae)

FNR - Fannie Mae REMICS

FNW - Fannie Mae Whole Loan

FSA - Financial Security Assurance

G2 - Ginnie Mae II pool

GN - Ginnie Mae I pool

GNMA - Government National Mortgage Association (Ginnie Mae)

GNR - Ginnie Mae REMICS

MBIA - Municipal Bond Insurance Association

NCUA - National Credit Union Administration

Semi-Annual Report	6

Payden Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value
Cash Equivalent	2%
Repurchase Agreements	41%
U.S. Government Guaranteed	32%
U.S. Government Agency	21%
U.S. Treasury	4%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (Cost - $185,130) (32%)
12,000,000	Ally Financial Inc., 0.47%, 12/19/12	$12,010
10,000,000	Ally Financial Inc., 2.20%, 12/19/12	10,127
3,000,000	Bank of America Corp., 2.375%, 6/22/12	3,009
773,000	Bank of America Corp., 3.125%, 6/15/12	776
21,700,000	Bank of New York Mellon Corp., 0.63%, 6/29/12	21,712
5,670,000	Citibank NA, 1.875%, 6/4/12	5,679
6,223,000	Citigroup Funding, 2.25%, 12/10/12	6,301
4,975,000	General Electric Capital Corp., 2.20%, 6/8/12	4,985
7,500,000	General Electric Capital Corp., 2.625%, 12/28/12	7,620
18,000,000	John Deere Capital Corp., 2.875%, 6/19/12	18,067
10,000,000	JPMorgan Chase & Co., 0.85%, 6/22/12	10,010
15,225,000	JPMorgan Chase & Co., 2.125%, 12/26/12	15,419
26,200,000	Key Bank NA, 3.20%, 6/15/12	26,298
5,650,000	MetLife Inc., 0.79%, 6/29/12	5,656
22,285,000	Morgan Stanley, 0.82%, 6/20/12	22,306
13,139,000	PNC Funding Corp., 2.30%, 6/22/12	13,179
1,975,000	Wells Fargo & Co., 0.69%, 6/15/12	1,976

		185,130

NCUA Guaranteed (Cost - $927) (0%)
920,000	U.S. Central Federal Credit Union, 1.90%, 10/19/12	927
U.S. Government Agency (Cost - $122,648) (21%)
15,000,000	FFCB, 0.26%, 9/7/12	15,002
25,000,000	FFCB, 0.28%, 4/26/13	25,044
10,000,000	FHLB, 0.25%, 12/24/12	10,003
12,000,000	FHLMC, 0.17%, 11/2/12	11,997
10,000,000	FHLMC, 1.10%, 12/27/12	10,062
12,500,000	FHLMC, 1.75%, 6/15/12	12,523
3,000,000	FNMA, 0.22%, 7/26/12	2,999
35,000,000	FNMA, 0.26%, 12/28/12	35,018

		122,648

U.S. Treasury (Cost - $25,027) (4%)
15,000,000	U.S. Treasury Note, 0.75%, 5/31/12	15,007
10,000,000	U.S. Treasury Note, 1.875%, 6/15/12	10,020

		25,027

Investment Company (Cost - $12,093) (2%)
12,092,529	Dreyfus Treasury Cash Management Fund	12,093

Principal or Shares	Security Description	Value (000)
Repurchase Agreement (Cost - $235,000) (41%)
80,000,000	Barclays Tri Party, 0.17%, 5/7/12 (a)	$80,000
50,000,000	Deutsche Bank Tri Party, 0.14%, 5/3/12 (b)	50,000
105,000,000	RBC Capital Tri Party, 0.19%, 5/1/12 (c)	105,000

		235,000

Total (Cost - $580,825) (100%)		580,825
Other Assets, net of Liabilities (0%)		396

Net Assets (100%)		$581,221

(a)	The repurchase agreement dated 4/30/2012 is collateralized by the following securities:

Barclays Tri Party
4,150,000	FCSB, 5.45%, Apr 21	$5,214
33,935,000	FHLB, maturity from Jan 13-May 14, yielding from 0.16%-1.375%	34,133
19,442,000	FMAC, maturity from Mar 13-Jul 14, yielding from 0.75%-4.125%	19,926
21,800,345	FNMA, maturity from Aug 13-Sep 16, yielding from 0.75%-2.50%	22,328

		$81,601

(b)	The repurchase agreement dated 4/26/2012 is collateralized by the following securities:

Deutsche Bank Tri Party
178,925,192	FNMA, 7.00%, Oct 38	$52,590

(c)	The repurchase agreement dated 4/30/2012 is collateralized by the following security:

RBC Capital Tri Party
101,040,376	FNMA, 4.00%, Mar 42	$107,100

7	Payden Mutual Funds

Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value
AAA	46%
AA	15%
A	24%
BBB	15%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Asset Backed (16%)
1,083,748	AEP Texas Central Transition Funding LLC., 5.96%, 7/15/15	$1,129
244,562	AmeriCredit Automobile Receivables Trust, 0.77%, 12/9/13	245
1,081,826	Bank of America Auto Trust 144A, 3.52%, 6/15/16 (a)	1,095
115,873	Capital Auto Receivables Asset Trust, 5.30%, 5/15/14	116
796,960	Capital Auto Receivables Asset Trust, 5.42%, 12/15/14	806
4,450,000	CarMax Auto Owner Trust, 0.59%, 3/16/15	4,452
2,000,000	Chase Issuance Trust, 0.33%, 5/15/15	2,001
328,727	CNH Equipment Trust, 0.62%, 6/16/14	329
901,936	Consumer Funding LLC, 5.43%, 4/20/15	933
1,400,000	Discover Card Master Trust, 0.81%, 8/15/17	1,401
2,500,000	Discover Card Master Trust, 5.65%, 12/15/15	2,645
2,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	2,012
717,894	Globaldrive BV 144A, 1.15%, 4/20/19 EUR (a) (b)	951
1,250,000	Gracechurch Card Funding PLC 144A, 1.05%, 2/15/17 (a)	1,251
900,000	Gracechurch Card Funding PLC 144A, 1.50%, 2/15/17 EUR (a) (b)	1,196
806,612	Great America Leasing Receivables 144A, 1.05%, 3/15/13 (a)	807
1,350,000	Honda Auto Receivables Owner Trust, 0.57%, 8/15/14	1,351
2,500,000	Honda Auto Receivables Owner Trust, 0.67%, 4/21/14	2,502
1,520,000	Hyundai Capital Auto Funding Ltd. 144A, 1.24%, 9/20/16 (a)	1,494
1,866,224	MMAF Equipment Finance LLC 144A, 0.90%, 4/15/14 (a)	1,867
651,689	MMCA Automobile Trust 144A, 0.60%, 2/4/13 (a)	652
4,700,000	Nissan Auto Receivables Owner Trust, 0.54%, 10/15/14	4,701
1,230,000	Penarth Master Issuer PLC 144A, 0.81%, 3/18/14 (a)	1,230
710,000	Penarth Master Issuer PLC 144A, 0.89%, 5/18/15 (a)	710
2,000,000	SLM Student Loan Trust, 0.52%, 1/25/22	1,988
2,000,000	Volkswagen Auto Loan Enhanced Trust, 2.14%, 8/22/16	2,030

		39,894

Commercial Paper (3%)
1,100,000	BTMLD CP, 0.01%, 5/16/12 GBP (b) (c)	1,786
1,100,000	DANBNK CP, 0.01%, 5/11/12 GBP (b) (c)	1,786
2,000,000	RBTSYS CP, 0.81%, 9/6/12 (c)	1,994
2,000,000	Total Capital CP, 0.13%, 5/25/12 (c)	2,000

		7,566

Corporate (50%)
3,000,000	Ally Financial Inc., 2.20%, 12/19/12	3,039
1,000,000	American Express Credit Corp., 1.94%, 6/19/13	1,011
1,120,000	American Honda Finance Corp. 144A, 1.13%, 8/5/13 (a)	1,120

Principal or Shares	Security Description	Value (000)
1,110,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	$1,118
330,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (a)	335
1,000,000	Anheuser-Busch InBev Worldwide Inc., 1.20%, 3/26/13	1,006
1,100,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	1,131
1,230,000	AT&T Inc., 0.87%, 2/13/15	1,227
1,100,000	Banco Bradesco SA/Cayman Islands 144A, 2.59%, 5/16/14 (a)	1,103
1,000,000	Bank of New York Mellon Corp., 0.82%, 1/31/14	1,001
2,000,000	Bank of Nova Scotia/Houston, 0.66%, 7/27/12	2,000
1,050,000	Banque PSA Finance SA 144A, 2.36%, 4/4/14 (a)	1,015
400,000	Banque PSA Finance SA, 3.50%, 1/17/14 EUR (b)	533
920,000	Barclays Bank PLC, 1.50%, 1/13/14	921
2,400,000	Barrick Gold Corp., 1.75%, 5/30/14	2,435
1,000,000	BB&T Corp., 1.16%, 4/28/14	1,002
500,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	502
750,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	819
590,000	Broadcom Corp., 1.50%, 11/1/13	598
790,000	Capital One Financial Corp., 2.12%, 7/15/14	796
1,650,000	Caterpillar Financial Services Corp., 0.87%, 2/9/15	1,661
1,500,000	Cisco Systems Inc., 0.72%, 3/14/14	1,509
810,000	Citigroup Inc., 1.35%, 2/15/13	809
1,000,000	Citigroup Inc., 2.51%, 8/13/13	1,006
1,500,000	Clorox Co., 5.00%, 3/1/13	1,554
1,230,000	Coca-Cola Co., 0.75%, 3/13/15	1,233
800,000	Coca-Cola Enterprises Inc., 0.79%, 2/18/14	802
1,000,000	Commonwealth Bank of Australia 144A, 1.20%, 3/17/14 (a)	999
2,200,000	Covidien International Finance SA, 1.87%, 6/15/13	2,225
1,420,000	Credit Suisse New York, 1.42%, 1/14/14	1,419
1,410,000	Daimler Finance North America LLC 144A, 1.08%, 3/28/14 (a)	1,402
1,000,000	Danaher Corp., 0.72%, 6/21/13	1,004
720,000	DENTSPLY International Inc., 2.00%, 8/15/13	725
495,000	Digital Realty Trust LP, 4.50%, 7/15/15	521
1,000,000	Dominion Resources Inc., 1.80%, 3/15/14	1,021
750,000	DTE Energy Co., 1.18%, 6/3/13	753
270,000	Ecolab Inc., 2.37%, 12/8/14	280
410,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (a)	415
300,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	300
700,000	General Electric Capital Corp., 1.09%, 4/7/14	700
1,700,000	General Electric Capital Corp., 1.87%, 9/16/13	1,723
2,500,000	General Electric Capital Corp., 2.12%, 12/21/12	2,531
1,280,000	General Electric Capital Corp., 2.15%, 1/9/15	1,303
1,500,000	General Mills Inc., 5.25%, 8/15/13	1,588
750,000	Georgia Power Co., 0.73%, 1/15/13	750
1,600,000	Georgia Power Co., 0.79%, 3/15/13	1,601
340,000	Gilead Sciences Inc., 2.40%, 12/1/14	352
1,000,000	Goldman Sachs Group Inc., 1.52%, 2/7/14	980
250,000	HCP Inc., 2.70%, 2/1/14	254
800,000	Hewlett-Packard Co., 2.02%, 9/19/14	811
670,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (a)	672
750,000	HSBC Finance Corp., 0.71%, 1/15/14	731
1,020,000	Husky Energy Inc., 6.25%, 6/15/12	1,027

Semi-Annual Report	8

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
1,030,000	ING Bank NV 144A, 1.52%, 3/15/13 (a)	$1,032
380,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	406
590,000	International Lease Finance Corp., 4.87%, 4/1/15	591
750,000	John Deere Capital Corp., 0.61%, 7/15/13	752
1,420,000	John Deere Capital Corp., 0.70%, 3/3/14	1,425
520,000	Johnson Controls Inc., 0.94%, 2/4/14	521
930,000	JPMorgan Chase & Co., 1.26%, 1/24/14	935
625,000	Kellogg Co., 4.25%, 3/6/13	645
1,288,000	Kellogg Co., 5.125%, 12/3/12	1,324
700,000	Kraft Foods Inc., 2.62%, 5/8/13	713
700,000	Kraft Foods Inc., 5.25%, 10/1/13	742
800,000	Kraft Foods Inc., 6.00%, 2/11/13	833
965,000	Kroger Co., 5.50%, 2/1/13	1,000
1,470,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	1,460
1,000,000	Macquarie Bank Ltd. 144A, 4.10%, 12/17/13 (a)	1,057
600,000	MassMutual Global Funding 144A, 0.63%, 12/6/13 (a)	599
1,010,000	MassMutual Global Funding 144A, 0.97%, 9/27/13 (a)	1,012
1,000,000	Merrill Lynch & Co. Inc., 5.45%, 2/5/13	1,028
1,000,000	MetLife Inc., 1.78%, 8/6/13	1,012
310,000	MetLife Inc., 2.37%, 2/6/14	317
1,000,000	Metropolitan Life Global Funding I 144A, 2.00%, 1/10/14 (a)	1,014
1,050,000	Morgan Stanley, 1.44%, 4/29/13	1,037
960,000	National Australia Bank Ltd. 144A, 0.94%, 1/8/13 (a)	961
300,000	National Rural Utilities Cooperative Finance Corp., 0.71%, 4/4/14	301
520,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	523
1,266,000	New York Life Global Funding 144A, 5.25%, 10/16/12 (a)	1,293
960,000	NextEra Energy Capital Holdings Inc., 0.92%, 11/9/12	959
1,000,000	Nordea Bank AB 144A, 1.36%, 1/14/14 (a)	998
1,190,000	Northeast Utilities, 1.22%, 9/20/13	1,194
600,000	Novartis Capital Corp., 4.125%, 2/10/14	637
1,500,000	Philip Morris International Inc., 4.87%, 5/16/13	1,570
550,000	Phillips 66 144A, 1.95%, 3/5/15 (a)	556
1,000,000	Prudential Financial Inc., 3.625%, 9/17/12	1,010
300,000	Quest Diagnostic Inc., 1.32%, 3/24/14	303
340,000	Raytheon Co., 1.40%, 12/15/14	346
700,000	RCI Banque SA 144A, 2.33%, 4/11/14 (a)	679
500,000	RCI Banque SA, 1.66%, 4/7/15 EUR (b)	603
600,000	Rio Tinto Finance USA Ltd., 1.12%, 3/20/15	600
1,000,000	Rogers Communications Inc., 6.25%, 6/15/13	1,060
2,000,000	Royal Bank of Canada, 0.76%, 4/17/14	2,003
920,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	926
570,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (a)	578
1,500,000	Safeway Inc., 5.80%, 8/15/12	1,520
1,150,000	Sanofi, 0.67%, 3/28/13	1,154
580,000	Sanofi, 1.62%, 3/28/14	592
1,240,000	SBAB Bank AB, 1.68%, 2/1/13 EUR (b)	1,646
410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	413
670,000	SunTrust Bank, 1.15%, 6/22/12 GBP (b)	1,087
400,000	Svenska Handelsbanken AB 144A, 1.47%, 9/14/12 (a)	401
1,390,000	Svenska Handelsbanken, 0.91%, 1/18/13	1,389
1,700,000	Target Corp., 0.63%, 7/18/14	1,704
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	747
2,200,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	2,199
270,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	272
550,000	Thermo Fisher Scientific Inc., 3.20%, 5/1/15	585
1,330,000	Toronto-Dominion Bank, 0.76%, 7/14/14	1,334

Principal or Shares	Security Description	Value (000)
860,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	$862
810,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	820
1,070,000	TransCanada PipeLines Ltd., 0.87%, 3/2/15	1,073
1,030,000	Union Bank NA, 1.42%, 6/6/14	1,027
1,300,000	Verizon Communications Inc., 1.08%, 3/28/14	1,314
700,000	VF Corp., 1.24%, 8/23/13	700
500,000	Vodafone Group PLC, 1.46%, 9/5/13 EUR (b)	665
640,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (a)	644
1,000,000	Wachovia Corp., 4.87%, 2/15/14	1,054
1,200,000	Wachovia Corp., 5.50%, 5/1/13	1,256
250,000	Western Union Co., 1.05%, 3/7/13	251
1,000,000	Westpac Banking Corp. 144A, 2.90%, 9/10/14 (a)	1,049
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (a)	1,504

		121,190

FDIC Guaranteed (5%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (a)	2,797
531,411	FDIC Structured Sale Guaranteed Notes 144A, 0.79%, 2/25/48 (a)	532
2,511,636	FDIC Structured Sale Guaranteed Notes 144A, 0.96%, 12/4/20 (a)	2,530
3,200,000	PNC Funding Corp., 2.30%, 6/22/12	3,210
3,500,000	U.S. Central Federal Credit Union, 1.90% 10/19/12	3,528

		12,597

Foreign Government (1%)
2,600,000	Canadian Government, 1.50%, 6/1/12 CAD (b)	2,633
Foreign Government Guaranteed (1%)
1,500,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (a)	1,500
1,500,000	Westpac Banking Corp. 144A, 0.66%, 12/14/12 (a)	1,502

		3,002

Mortgage Backed (10%)
1,380,000	Arkle Master Issuer PLC 144A, 1.64%, 5/17/60 (a)	1,385
342,699	Asset Backed Funding Certificates, 0.85%, 4/25/34	282
51,601	Bear Stearns Alt-A Trust, 2.78%, 3/25/34	49
2,617,479	Credit Suisse Mortgage Capital Certificates 144A, 1.23%, 2/27/47 (a)	2,599
798,409	Extended Stay America Trust 144A, 2.95%, 11/5/27 (a)	811
659,148	FH 1B2612 ARM, 2.53%, 11/1/34	700
352,796	FH 847515 ARM, 2.75%, 2/1/34	377
115,972	FHR 3540 CD, 2.00%, 6/15/14	116
3,500,000	FN 468531 ARM, 0.59%, 7/1/16	3,531
116,753	FN 708229 ARM, 2.00%, 4/1/33	123
607,433	FN 745017 15YR, 4.50%, 7/1/20	655
2,498,124	FN 784365 ARM, 2.05%, 5/1/34	2,624
143,833	FN 878544 ARM, 2.97%, 3/1/36	154
640,092	FN 889821 ARM, 2.61%, 12/1/36	684
768,599	FN AD0079 ARM, 2.54%, 11/1/35	817
2,304,239	FN AL0502 30YR, 3.08%, 6/1/41	2,420
1,290,000	Fosse Master Issuer PLC 144A, 1.86%, 10/18/54 (a)	1,299
583,714	GNR 02-48 FT, 0.44%, 12/16/26	584
37,158	GNR 09-8 LA, 5.00%, 4/20/33	37
850,000	Granite Master Issuer PLC, 1.10%, 12/17/54	536
824,740	Harborview Mortgage Loan Trust, 2.77%, 1/19/35	649
869,448	Homebanc Mortgage Trust, 1.09%, 8/25/29	639
330,701	Long Beach Mortgage Loan Trust, 5.93%, 8/25/33	161
531,762	MASTR Asset Securitization Trust, 5.00%, 7/25/19	550
330,073	Sequoia Mortgage Trust, 1.04%, 10/20/27	309
335,058	Structured Adjustable Rate Mortgage Loan Trust, 2.75%, 9/25/34	273
394,569	Structured Asset Mortgage Investments Inc., 3.94%, 7/25/32	398

		22,762

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Municipal (2%)
1,360,000	Louisiana State, 0.96%, 7/15/14	$1,361
1,590,000	Minnesota School District Capital Equipment Borrowing Program, 2.00%, 9/9/12	1,600
1,300,000	South Carolina State Public Service Authority, 0.94%, 6/2/14	1,304
260,000	University of California, 1.98%, 5/15/50	264

		4,529

NCUA Guaranteed (3%)
1,150,000	NCUA Guaranteed Notes, 0.26%, 6/12/13	1,149
694,255	NCUA Guaranteed Notes, 0.61%, 11/6/17	694
68,650	NCUA Guaranteed Notes, 0.64%, 2/6/20	69
1,031,322	NCUA Guaranteed Notes, 0.69%, 1/8/20	1,033
1,183,150	NCUA Guaranteed Notes, 0.69%, 10/7/20	1,185
651,299	NCUA Guaranteed Notes, 1.60%, 10/29/20	662
2,578,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	2,599

		7,391

U.S. Government Agency (2%)
4,000,000	FHLMC, 0.50%, 10/18/13	4,003
U.S. Treasury (6%)
2,000,000	U.S. Treasury Bill, 0.15%, 4/4/13 (c)	1,997
6,900,000	U.S. Treasury Note, 0.12%, 9/30/13	6,890
5,000,000	U.S. Treasury Note, 0.62%, 1/31/13	5,017
2,000,000	U.S. Treasury Note, 0.62%, 2/28/13	2,007

		15,911

Total Bonds (Cost - $241,528)		241,478

Investment Company (Cost - $559) (0%)
558,827	Payden Cash Reserves Money Market Fund *	559

Total (Cost - $242,087) (99%)		242,037
Other Assets, net of Liabilities (1%)		1,194

Net Assets (100%)		$243,231

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.

(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
5/8/2012	British Pound (Sell 2,869)	HSBC Securities	$(98)
5/8/2012	Canadian Dollar (Sell 2,616)	Royal Bank of Scotland	(22)
5/8/2012	Euro (Sell 4,749)	Citigroup	(47)

			$(167)

See notes to financial statements.

Semi-Annual Report	10

Payden Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value
AAA	15%
AA	27%
A	25%
BBB	21%
BB or less	12%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Asset Backed (7%)
5,100,000	Ally Auto Receivables Trust 144A, 3.05%, 12/15/14 (a)	$5,234
4,100,121	Bank of America Auto Trust 144A, 3.52%, 6/15/16 (a)	4,148
3,000,000	Discover Card Master Trust, 0.81%, 8/15/17	3,003
6,100,000	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	6,094
2,150,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	2,153
4,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	4,024
1,607,459	Globaldrive BV 144A, 1.15%, 4/20/19 EUR (a) (b)	2,130
2,850,000	Gracechurch Card Funding PLC 144A, 1.05%, 2/15/17 (a)	2,852
2,000,000	Gracechurch Card Funding PLC 144A, 1.50%, 2/15/17 EUR (a) (b)	2,659
5,190,000	Hyundai Capital Auto Funding Ltd. 144A, 1.24%, 9/20/16 (a)	5,102
1,146,343	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	1,241
2,940,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (a)	2,948
1,660,000	Penarth Master Issuer PLC 144A, 0.81%, 3/18/14 (a)	1,660
1,600,000	Penarth Master Issuer PLC 144A, 0.89%, 5/18/15 (a)	1,601

		44,849

Commercial Paper (1%)
1,200,000	BTMLD CP, 0.01%, 5/16/12 GBP (b)	1,948
1,200,000	DANBNK CP, 0.01%, 5/11/12 GBP (b)	1,948

		3,896

Corporate (51%)
980,000	AES Corp., 7.75%, 3/1/14	1,068
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,046
850,000	Alabama Power Co., 5.80%, 11/15/13	915
1,750,000	Ally Financial Inc., 4.50%, 2/11/14	1,772
600,000	America Movil SAB de CV, 3.62%, 3/30/15	641
2,420,000	American Express Credit Corp., 1.32%, 6/24/14	2,418
1,100,000	American Honda Finance Corp. 144A, 1.13%, 8/5/13 (a)	1,100
2,400,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	2,418
870,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (a)	884
500,000	American Honda Finance Corp. 144A, 4.62%, 4/2/13 (a)	519
1,045,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,061
1,530,000	Amgen Inc., 1.87%, 11/15/14	1,564
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,439
1,430,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (a)	1,442
2,410,000	Anheuser-Busch InBev Worldwide Inc., 2.50%, 3/26/13	2,450

Principal or Shares	Security Description	Value (000)
720,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	$728
5,300,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (b)	3,099
760,000	Aristotle Holding Inc. 144A, 2.10%, 2/12/15 (a)	772
3,910,000	AT&T Inc., 0.87%, 2/13/15	3,902
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,288
2,800,000	Banco Bradesco SA/Cayman Islands 144A, 2.59%, 5/16/14 (a)	2,809
1,015,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	1,050
2,340,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	2,457
1,400,000	Bank of America Corp., 4.90%, 5/1/13	1,439
1,815,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	1,833
3,000,000	Bank of Nova Scotia, 1.85%, 1/12/15	3,059
3,200,000	Banque PSA Finance SA, 3.50%, 1/17/14 EUR (b)	4,267
1,950,000	Barclays Bank PLC, 1.50%, 1/13/14	1,952
890,000	Barrick Gold Corp., 1.75%, 5/30/14	903
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,139
2,210,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	2,218
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	655
2,000,000	Cadbury Schweppes US Finance LLC 144A, 5.12%, 10/1/13 (a)	2,113
2,250,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (a)	2,270
3,080,000	Canadian Imperial Bank of Commerce/Canada 144A, 2.00%, 2/4/13 (a)	3,119
1,660,000	Capital One Financial Corp., 2.12%, 7/15/14	1,672
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	754
1,675,000	Case New Holland Inc., 7.75%, 9/1/13	1,796
1,260,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,279
1,500,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,619
250,000	Cemex SAB de CV, 3.25%, 3/15/16	225
990,000	Chesapeake Energy Corp., 7.625%, 7/15/13	1,035
2,700,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 BRL (a) (b)	1,527
1,380,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	1,411
2,320,000	Citigroup Inc., 1.35%, 2/15/13	2,316
1,000,000	Citigroup Inc., 5.30%, 10/17/12	1,020
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,056
1,500,000	Clorox Co., 5.00%, 3/1/13	1,554
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,661
1,780,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,881
2,500,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (a)	2,539
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,391
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,306
790,000	Corn Products International Inc., 3.20%, 11/1/15	827
1,175,000	Covidien International Finance SA, 1.87%, 6/15/13	1,188
4,030,000	Credit Suisse New York, 1.42%, 1/14/14	4,026
1,540,000	Daimler Finance North America LLC 144A, 1.87%, 9/15/14 (a)	1,556

11	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,360,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (a)	$3,405
590,000	Danaher Corp., 1.30%, 6/23/14	600
2,630,000	Danske Bank AS 144A, 1.51%, 4/14/14 (a) (d)	2,559
1,580,000	DENTSPLY International Inc., 2.00%, 8/15/13	1,591
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	583
1,190,000	Digital Realty Trust LP, 4.50%, 7/15/15	1,251
2,370,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 4.75%, 10/1/14	2,569
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,677
1,660,000	DTE Energy Co., 1.18%, 6/3/13	1,667
650,000	Duke Energy Corp., 3.95%, 9/15/14	696
1,000,000	Duke Realty LP, 5.40%, 8/15/14	1,068
560,000	Ecolab Inc., 2.37%, 12/8/14	580
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	1,756
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	884
360,000	Equifax Inc., 4.45%, 12/1/14	384
1,100,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	1,107
1,300,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (a)	1,315
1,680,000	Express Scripts Holding Co., 5.25%, 6/15/12	1,689
1,600,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/1/17 (a) (d)	1,632
2,360,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	2,447
600,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	600
550,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/1/17	545
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,413
1,800,000	General Electric Capital Corp., 1.09%, 4/7/14	1,800
2,300,000	General Electric Capital Corp., 1.87%, 9/16/13	2,331
825,000	General Electric Capital Corp., 2.80%, 1/8/13	838
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,831
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,376
2,030,000	Georgia Power Co., 1.30%, 9/15/13	2,051
720,000	Gilead Sciences Inc., 2.40%, 12/1/14	746
2,660,000	Goldman Sachs Group Inc., 1.52%, 2/7/14	2,607
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,100
2,690,000	HCP Inc., 2.70%, 2/1/14	2,731
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	2,027
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15	2,144
1,700,000	HJ Heinz Co., 1.50%, 3/1/17	1,697
1,800,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (a) (d)	1,804
2,360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (a)	2,367
720,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (a)	743
1,180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (a)	1,224
2,605,000	ING Bank NV 144A, 1.52%, 3/15/13 (a)	2,610
2,600,000	ING Bank NV 144A, 3.75%, 3/7/17 (a)	2,571
2,000,000	ING Bank NV 144A, 3.90%, 3/19/14 (a)	2,109
1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	1,388
1,025,000	International Lease Finance Corp., 4.87%, 4/1/15	1,026
1,110,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (a)	1,138
2,160,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	2,238
1,780,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (d)	1,759
3,420,000	John Deere Capital Corp., 1.60%, 3/3/14	3,483
1,045,000	JPMorgan Chase & Co., 1.87%, 3/20/15	1,053
1,200,000	JPMorgan Chase & Co., 4.75%, 5/1/13	1,249
750,000	JPMorgan Chase & Co., 5.37%, 10/1/12	765
1,400,000	KeyCorp, 3.75%, 8/13/15	1,489
4,230,000	Korea Finance Corp., 3.25%, 9/20/16	4,292
2,740,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (a)	2,779
650,000	Kraft Foods Inc., 2.62%, 5/8/13	662
760,000	Kraft Foods Inc., 5.25%, 10/1/13	806
1,300,000	Kroger Co., 2.20%, 1/15/17	1,329

Principal or Shares	Security Description	Value (000)
4,160,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	$4,131
1,970,000	Lorillard Tobacco Co., 3.50%, 8/4/16	2,066
1,010,000	Masco Corp., 4.80%, 6/15/15	1,036
1,400,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	1,420
2,750,000	Morgan Stanley, 1.44%, 4/29/13	2,715
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,115
1,030,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	1,036
740,000	National Rural Utilities Cooperative Finance Corp., 1.12%, 11/1/13	746
460,000	NBCUniversal Media LLC, 2.10%, 4/1/14	470
1,720,000	NBCUniversal Media LLC, 3.65%, 4/30/15	1,841
2,250,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	2,291
1,680,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (a)	1,701
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	1,042
500,000	Northern States Power Co. MN, 8.00%, 8/28/12	512
400,000	Novartis Capital Corp., 4.125%, 2/10/14	425
1,500,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.62%, 3/13/15 (a)	1,510
3,000,000	PACCAR Financial Corp., 1.60%, 3/15/17	3,006
3,600,000	PepsiCo Inc., 0.75%, 3/5/15	3,605
810,000	Petrobras International Finance Co., 2.87%, 2/6/15	829
2,500,000	Petroleos Mexicanos, 4.875%, 3/15/15 (d)	2,712
400,000	Pfizer Inc., 3.625%, 6/3/13 EUR (b)	545
600,000	Phillips 66 144A, 1.95%, 3/5/15 (a)	606
600,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	616
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,094
1,875,000	Prudential Financial Inc., 2.75%, 1/14/13	1,902
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,061
780,000	Quest Diagnostic Inc., 1.32%, 3/24/14	787
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (a)	1,878
750,000	Raytheon Co., 1.40%, 12/15/14	764
3,800,000	RCI Banque SA 144A, 2.33%, 4/11/14 (a)	3,684
1,500,000	Rio Tinto Finance USA Ltd., 1.12%, 3/20/15	1,500
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	1,216
835,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	851
750,000	Rogers Communications Inc., 6.25%, 6/15/13	795
820,000	Rogers Communications Inc., 6.375%, 3/1/14	901
1,500,000	Royal Bank of Canada, 2.25%, 3/15/13	1,518
2,640,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	2,656
1,000,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (a)	1,015
1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (a)	1,476
1,100,000	Sanofi, 1.62%, 3/28/14	1,123
2,600,000	SBAB Bank AB, 1.68%, 2/1/13 EUR (b)	3,452
410,000	Simon Property Group LP, 4.20%, 2/1/15	440
1,410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	1,421
965,000	Statoil ASA, 2.90%, 10/15/14	1,018
1,150,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,179
810,000	Stryker Corp., 3.00%, 1/15/15	855
665,000	Target Corp., 1.12%, 7/18/14	673
2,500,000	Telecom Italia SPA, 1.47%, 12/6/12 EUR (b)	3,297
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,993
710,000	Tesoro Corp., 6.625%, 11/1/15	728
3,200,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	3,199
1,315,000	Texas Instruments Inc., 0.87%, 5/15/13	1,322
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,070
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,730
840,000	Total Capital International SA, 1.50%, 2/17/17	840
3,850,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	3,859
3,900,000	TransCanada PipeLines Ltd., 0.87%, 3/2/15	3,911
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	1,073
2,740,000	Union Bank NA, 2.12%, 12/16/13	2,788

Semi-Annual Report	12

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
2,120,000	US Bancorp, 1.37%, 9/13/13	$2,144
1,380,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (a)	1,437
1,240,000	Veolia Environnement SA, 5.25%, 6/3/13	1,288
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,186
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,415
700,000	Volkswagen International Finance NV 144A, 1.62%, 3/22/15 (a)	703
2,240,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (a)	2,254
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,096
3,145,000	Wachovia Bank NA, 4.80%, 11/1/14	3,385
2,830,000	WellPoint Inc., 2.37%, 2/15/17	2,899
1,940,000	Wendy’s Co., 10.00%, 7/15/16	2,115
2,555,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (a)	2,726
1,278,000	Westpac Banking Corp., 2.25%, 11/19/12	1,290
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (a)	1,504
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	5,085
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	1,397
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	572
670,000	WPX Energy Inc. 144A, 5.25%, 1/15/17 (a)	667

		323,837

FDIC Guaranteed (4%)
5,000,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (a)	4,995
6,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (a)	6,465
1,062,823	FDIC Structured Sale Guaranteed Notes 144A, 0.79%, 2/25/48 (a)	1,064
7,291,846	FDIC Structured Sale Guaranteed Notes 144A, 0.96%, 12/4/20 (a)	7,344
2,087,661	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	2,126
3,173,933	FDIC Trust 144A, 2.18%, 5/25/50 (a)	3,180

		25,174

Foreign Government (2%)
2,700,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 BRL (a) (b)	1,479
8,400,000	Asian Development Bank, 3.37%, 5/20/14 NOK (b)	1,507
4,500,000	Canadian Government, 3.50%, 6/1/13 CAD (b)	4,663
53,700,000	Mexican Bonos, 7.25%, 12/15/16 MXN (b)	4,478
750,000	Republic of Panama, 7.25%, 3/15/15	872
460,000	Republic of Panama, 9.375%, 7/23/12 (d)	468

		13,467

Mortgage Backed (14%)
4,889,965	Adjustable Rate Mortgage Trust, 3.22%, 3/25/37	2,511
3,680,000	Arkle Master Issuer PLC 144A, 1.64%, 5/17/60 (a)	3,693
1,254,682	Banc of America Mortgage Securities Inc., 2.64%, 10/20/32	1,260
179,223	Bear Stearns Adjustable Rate Mortgage Trust, 2.81%, 1/25/35	164
6,543,696	Credit Suisse Mortgage Capital Certificates 144A, 1.23%, 2/27/47 (a)	6,497
3,787,575	Extended Stay America Trust 144A, 2.95%, 11/5/27 (a)	3,846
5,200,000	FN 468531 ARM, 0.59%, 7/1/16	5,246
1,741,433	FN 708229 ARM, 2.00%, 4/1/33	1,839
942,488	FN 743821 ARM, 2.16%, 11/1/33	990
716,928	FN 755867 ARM, 2.54%, 12/1/33	762
806,023	FN 790762 ARM, 2.16%, 9/1/34	845
1,005,773	FN 790764 ARM, 2.18%, 9/1/34	1,054
1,018,345	FN 794792 ARM, 2.24%, 10/1/34	1,077
1,120,816	FN 794797 ARM, 2.06%, 10/1/34	1,176

Principal or Shares	Security Description	Value (000)
7,984,187	FN 995203, 5.00%, 7/1/35	$8,684
2,522,824	FN AE0606 30YR, 4.00%, 11/1/40	2,672
6,236,407	FN AJ1407 30YR, 4.00%, 9/1/41	6,608
6,946,140	FN AJ7689 30YR, 4.00%, 12/1/41	7,360
4,000,000	FNMA 4.50%, 30YR TBA (c)	4,284
2,871,577	G2 5140 30YR, 4.50%, 8/20/41	3,155
2,945,008	G2 5175 30YR, 4.50%, 9/20/41	3,236
3,518,301	Harborview Mortgage Loan Trust, 2.94%, 12/19/35	2,437
421,016	Indymac Index Mortgage Loan Trust, 2.83%, 10/25/34	350
1,908,874	MLCC Mortgage Investors Inc., 2.15%, 2/25/36	1,688
1,227,204	MLCC Mortgage Investors Inc., 2.29%, 12/25/34	1,232
224,409	Morgan Stanley Mortgage Loan Trust, 2.31%, 7/25/34	201
137,619	Provident Funding Mortgage Loan Trust, 2.61%, 4/25/34	135
890,254	Sequoia Mortgage Trust, 1.04%, 10/20/27	832
1,953,999	Sequoia Mortgage Trust, 2.86%, 1/25/42	1,974
5,485,975	Sequoia Mortgage Trust, 3.50%, 4/25/42	5,641
2,418,695	Structured Adjustable Rate Mortgage Loan Trust, 2.71%, 8/25/34	2,002
362,007	Structured Adjustable Rate Mortgage Loan Trust, 2.84%, 10/25/34	299
930,836	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	588

		84,338

Municipal (1%)
600,000	Citizens Property Insurance Corp., 5.00%, 3/1/13	623
2,700,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	2,826
920,000	University of California, 1.98%, 5/15/50	934

		4,383

NCUA Guaranteed (1%)
3,839,227	NCUA Guaranteed Notes, 0.61%, 11/6/17	3,840
917,078	NCUA Guaranteed Notes, 1.84%, 10/7/20	929
2,000,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	2,134

		6,903

U.S. Treasury (17%)
14,000,000	U.S. Treasury Note, 0.25%, 1/31/14	14,003
6,000,000	U.S. Treasury Note, 0.25%, 10/31/13	6,002
18,000,000	U.S. Treasury Note, 0.25%, 11/30/13	18,003
4,974,000	U.S. Treasury Note, 0.25%, 2/15/15	4,958
8,441,000	U.S. Treasury Note, 0.25%, 2/28/14	8,442
3,500,000	U.S. Treasury Note, 0.25%, 3/31/14	3,500
7,005,000	U.S. Treasury Note, 0.25%, 9/15/14	6,995
890,000	U.S. Treasury Note, 0.37%, 9/30/12 (e)	891
19,400,000	U.S. Treasury Note, 0.50%, 10/15/14	19,483
350,000	U.S. Treasury Note, 1.00%, 1/15/14	354
4,740,000	U.S. Treasury Note, 1.00%, 8/31/16	4,807
18,500,000	U.S. Treasury Note, 1.875%, 2/28/14	19,046

		106,484

Total Bonds (Cost - $610,661)		613,331

Investment Company (Cost - $38,657) (6%)
38,656,822	Payden Cash Reserves Money Market Fund *	38,657

Total (Cost - $649,318) (104%)		651,988
Liabilities in excess of Other Assets (-4%)		(23,961)

Net Assets (100%)		$628,027

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

13	Payden Mutual Funds

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.

(c)	Security was purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $ 8,972 and the total market value of the collateral held by the Fund is $9,209. Amounts in 000s.

(e)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/29/2012	Brazilian Real (Sell 3,436)	HSBC Securities	$157
5/2/2012	Mexican New Peso (Buy 59,977)	Royal Bank of Scotland	59

			$216

Liabilities:
5/8/2012	British Pound (Sell 2,398)	HSBC Securities	$(81)
5/8/2012	Canadian Dollar (Sell 4,677)	Royal Bank of Scotland	(39)
5/8/2012	Euro (Sell 13,351)	Citigroup	(131)
5/8/2012	Norwegian Krone (Sell 8,882)	Royal Bank of Scotland	(11)

			$(262)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
10	Japan 10 Year Bond Future	Jun-12	$(17,925)	$(62)

See notes to financial statements.

Semi-Annual Report	14

Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value
Cash Equivalent	7%
Mortgage Backed	77%
U.S. Government Guaranteed	16%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (109%)
FDIC Guaranteed (9%)
811,553	FDIC Structured Sale Guaranteed Notes 144A, 0.93%, 12/29/45 (a)	$810
1,539,390	FDIC Structured Sale Guaranteed Notes 144A, 0.96%, 12/4/20 (a)	1,550
624,037	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (a)	629
2,087,661	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	2,126
986,679	FDIC Trust 144A, 2.18%, 5/25/50 (a)	989

		6,104

Mortgage Backed (90%)
2,430,092	FG A94713 30YR, 4.00%, 11/1/40	2,569
1,471,539	FH 1B8378 ARM, 3.17%, 7/1/41	1,543
1,381,969	FHLB QR-9012, 5.00%, 8/15/12	1,441
1,197,964	FHLB, 2.60%, 4/20/15	1,234
1,260,639	FHR 3728 EH, 3.00%, 9/15/20	1,297
3,859,309	FN 464313 5YR, 2.99%, 1/1/15	4,036
3,000,000	FN 468531 ARM, 0.59%, 7/1/16	3,027
1,300,000	FN 468880 ARM, 0.79%, 8/1/21	1,316
202,804	FN 838958 ARM, 2.26%, 8/1/35	214
753,194	FN 935896 ARM, 3.89%, 6/1/40	796
1,047,040	FN 995203, 5.00%, 7/1/35	1,139
1,887,886	FN AB2085, 4.00%, 1/1/41	1,999
334,948	FN AE0606 30YR, 4.00%, 11/1/40	355
425,431	FN AE5951 ARM, 3.14%, 10/1/40	445
809,238	FN AJ1407 30YR, 4.00%, 9/1/41	857
1,917,836	FN AJ4050, 4.00%, 10/1/41	2,032
3,752,839	FN AJ4109 ARM, 2.39%, 12/1/41	3,894
1,910,525	FN AJ5303, 4.00%, 11/1/41	2,024
1,938,101	FN AJ5693 ARM, 2.45%, 12/1/41	2,012
2,894,225	FN AJ7689 30YR, 4.00%, 12/1/41	3,067
1,935,976	FN AJ8354 ARM, 2.57%, 1/1/42	2,014
1,970,427	FN AJ8557 ARM, 2.55%, 1/1/42	2,049
1,954,449	FN AK0013 ARM, 2.44%, 1/1/42	2,026
1,563,591	FN AL0502 30YR, 3.08%, 6/1/41	1,642
1,902,826	FN AL1202 ARM, 2.46%, 12/1/41	1,972
3,000,000	FNMA 2.50%, 15YR TBA (b)	3,064
8,000,000	FNMA 3.00%, 15YR TBA (b)	8,350
684,982	G2 3809 30YR, 6.50%, 1/20/36	788
1,473,901	G2 778200 20YR, 4.00%, 2/20/32	1,588
1,025,086	G2 778203 20YR, 4.75%, 2/20/32	1,118
1,207,985	GNR 04-11 F, 0.54%, 2/20/34	1,210

		61,118

Principal or Shares	Security Description	Value (000)
NCUA Guaranteed (10%)
1,534,302	NCUA Guaranteed Notes, 0.61%, 11/6/17	$1,535
2,789,420	NCUA Guaranteed Notes, 0.80%, 12/8/20	2,800
534,739	NCUA Guaranteed Notes, 1.84%, 10/7/20	542
1,500,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	1,600

		6,477

Total Bonds (Cost - $73,156)		73,699

Investment Company (Cost - $5,215) (8%)
5,214,655	Payden Cash Reserves Money Market Fund *	5,215

Total (Cost - $78,371) (117%)		78,914
Liabilities in excess of Other Assets (-17%)		(11,181)

Net Assets (100%)		$67,733

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security was purchased on a delayed delivery basis.

15	Payden Mutual Funds

Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value
Cash Equivalent	5%
Mortgage Backed	91%
U.S. Government Guaranteed	4%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (139%)
FDIC Guaranteed (1%)
2,191,193	FDIC Structured Sale Guaranteed Notes 144A, 0.93%, 12/29/45 (a)	$2,186
6,015,773	FDIC Structured Sale Guaranteed Notes 144A, 0.96%, 12/4/20 (a)	6,059

		8,245

Mortgage Backed (133%)
7,728,752	FH 1A0001 ARM, 2.26%, 4/1/35	8,176
557,995	FH 1B3142 ARM, 2.51%, 11/1/36	596
2,122,685	FH 1B4282 ARM, 3.22%, 10/1/38	2,270
744,935	FH 1G0189 ARM, 2.23%, 4/1/35	784
6,105,178	FH 1G0501 ARM, 2.47%, 6/1/35	6,432
8,995,349	FH 1H2580 ARM, 2.41%, 9/1/35	9,568
2,549,096	FH 1J1279 ARM, 2.54%, 4/1/36	2,735
3,935,597	FH 1Q0062 ARM, 2.11%, 11/1/35	4,137
225,392	FH 780444 ARM, 2.16%, 3/1/33	236
601,645	FH 782784 ARM, 2.37%, 10/1/34	637
2,412,749	FH 847228 ARM, 2.82%, 1/1/34	2,583
4,577,481	FH 848111 ARM, 2.65%, 9/1/37	4,875
2,823,428	FHLB QR-9012, 5.00%, 8/15/12	2,944
5,000,000	FHR 2963 FV, 0.59%, 6/15/34	5,003
4,053,560	FN 745551 30YR, 2.55%, 2/1/36	4,316
5,032,490	FN 783587 ARM, 2.33%, 3/1/35	5,297
5,613,813	FN 802649 ARM, 2.44%, 10/1/34	5,971
2,275,210	FN 832100 ARM, 2.42%, 7/1/35	2,423
2,270,088	FN 920795 ARM, 2.88%, 3/1/34	2,413
3,588,601	FN AK0419 ARM, 2.42%, 12/1/27	3,826
8,999,226	FN AL1264 ARM, 2.41%, 9/1/36	9,561
1,598,371	FNR 06-101 FE, 0.48%, 10/25/36	1,597
5,068,198	FNR 07-95 A1, 0.48%, 8/27/36	5,040
82,259	FNR 88-12A, 3.79%, 2/25/18	87
4,235,073	FNW 04-W2 4A, 3.17%, 2/25/44	4,386
205,317	G2 3133 30YR, 6.50%, 9/20/31	241
2,714,617	G2 3415 30YR, 5.50%, 7/20/33	3,049
1,951,707	G2 3515 30YR, 5.50%, 2/20/34	2,191
2,865,639	G2 3584 30YR, 6.00%, 7/20/34	3,267
2,083,226	G2 3599 30YR, 6.50%, 8/20/34	2,396
2,477,699	G2 3711 30YR, 5.50%, 5/20/35	2,771
3,430,715	G2 3747 30YR, 5.00%, 8/20/35	3,818
2,355,790	G2 3772 30YR, 5.00%, 10/20/35	2,622
3,568,673	G2 3785 30YR, 5.00%, 11/20/35	3,971
1,645,592	G2 3805 30YR, 5.00%, 1/20/36	1,831
7,179,289	G2 3819 30YR, 5.50%, 2/20/36	8,029
935,701	G2 3891 30YR, 6.50%, 8/20/36	1,072
3,639,756	G2 4284 30YR, 5.50%, 11/20/38	3,959
5,895,371	G2 4315 30YR, 5.50%, 12/20/38	6,581
5,088,359	G2 4437 30YR, 5.00%, 5/20/39	5,490
2,906,227	G2 4558 30YR, 4.50%, 10/20/39	3,185
5,960,268	G2 4560 30YR, 5.50%, 10/20/39	6,653
7,144,897	G2 4678 30YR, 4.50%, 4/20/40	7,840
10,006,368	G2 4713 30YR, 4.50%, 6/20/40	10,980
4,368,713	G2 4802 30YR, 5.00%, 9/20/40	4,846
8,540,079	G2 4978 30YR, 4.50%, 3/20/41	9,384
9,248,355	G2 5018 30YR, 5.00%, 4/20/41	10,269
14,123,983	G2 5018 30YR, 5.00%, 9/20/41	15,683

Principal or Shares	Security Description	Value (000)
8,233,474	G2 5083 30YR, 5.00%, 6/20/41	$9,142
14,303,665	G2 5115 30YR, 4.50%, 7/20/41	15,717
12,782,568	G2 5140 30YR, 4.50%, 8/20/41	14,046
12,100,678	G2 5141 30YR, 5.00%, 8/20/41	13,436
13,004,050	G2 5175 30YR, 4.50%, 9/20/41	14,289
14,747,580	G2 5205 30YR, 5.00%, 10/20/41	16,359
13,512,580	G2 5259 30YR, 4.00%, 12/20/41	14,651
12,688,325	G2 5261 30YR, 5.00%, 12/20/41	14,089
617,442	G2 688058 30YR, 4.50%, 8/20/38	661
5,941,557	G2 701705 30YR, 5.00%, 2/20/39	6,521
7,371,116	G2 710025 30YR, 5.65%, 8/20/59	8,317
5,105,849	G2 713314 30YR, 6.00%, 3/20/39	5,710
1,257,396	G2 728869 30YR, 4.12%, 4/20/40	1,363
1,150,742	G2 728870 30YR, 4.62%, 4/20/40	1,263
1,331,686	G2 736498 30YR, 4.12%, 4/20/40	1,444
1,019,804	G2 736499 30YR, 4.62%, 4/20/40	1,119
7,683,340	G2 736932 50YR, 4.87%, 11/20/60	8,646
7,288,654	G2 740427 50YR, 4.81%, 9/20/60	8,179
987,319	G2 742040 30YR, 4.12%, 5/20/40	1,071
871,318	G2 742041 30YR, 4.62%, 6/20/40	956
1,121,284	G2 770239 30YR, 4.00%, 2/20/42	1,217
3,787,159	G2 783286 30YR, 6.00%, 12/20/40	4,173
216,494	G2 80011 ARM, 1.625%, 11/20/26	224
704,682	G2 80013 ARM, 2.00%, 11/20/26	730
269,834	G2 80022 ARM, 1.625%, 12/20/26	279
204,595	G2 80023 ARM, 1.625%, 12/20/26	212
591,240	G2 80029 ARM, 2.375%, 1/20/27	614
1,325,156	G2 80044 ARM, 2.37%, 2/20/27	1,376
1,867,859	G2 80052 ARM, 2.37%, 3/20/27	1,940
287,228	G2 8006 ARM, 1.62%, 7/20/22	297
3,596,141	G2 80074 ARM, 2.37%, 5/20/27	3,731
528,108	G2 80134 ARM, 1.625%, 11/20/27	547
1,235,189	G2 80196 ARM, 2.37%, 5/20/28	1,282
240,855	G2 80272 ARM, 2.37%, 4/20/29	250
188,455	G2 80311 ARM, 1.62%, 8/20/29	195
4,136,076	G2 80319 ARM, 1.62%, 9/20/29	4,284
121,507	G2 80346 ARM, 1.625%, 11/20/29	126
1,215,789	G2 8041 ARM, 1.62%, 8/20/22	1,259
229,239	G2 80424 ARM, 1.62%, 7/20/30	237
426,190	G2 80428 ARM, 2.00%, 7/20/30	442
264,179	G2 80507 ARM, 2.37%, 4/20/31	274
506,059	G2 80541 ARM, 1.62%, 9/20/31	524
817,059	G2 80556 ARM, 1.625%, 11/20/31	846
896,210	G2 80569 ARM, 2.00%, 1/20/32	927
535,501	G2 80570 ARM, 2.50%, 1/20/32	558
227,852	G2 80579 ARM, 2.00%, 2/20/32	236
788,324	G2 80593 ARM, 2.37%, 4/20/32	818
631,427	G2 80604 ARM, 2.37%, 5/20/32	655
1,315,250	G2 80611 ARM, 2.37%, 6/20/32	1,373
310,969	G2 80612 ARM, 2.50%, 6/20/32	323
732,881	G2 8062 ARM, 1.625%, 10/20/22	759
2,826,181	G2 80637 ARM, 1.62%, 9/20/32	2,927
8,727,553	G2 80749 ARM, 1.625%, 10/20/33	9,039
926,635	G2 80780 ARM, 2.12%, 12/20/33	962
6,523,048	G2 80790 ARM, 1.625%, 12/20/33	6,756
254,211	G2 80791 ARM, 2.625%, 12/20/33	266
4,106,825	G2 80795 ARM, 1.625%, 12/20/33	4,253

Semi-Annual Report	16

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)
458,227	G2 80826 ARM, 2.50%, 2/20/34	$477
3,862,605	G2 80835 ARM, 1.75%, 2/20/34	4,003
827,706	G2 80837 ARM, 1.75%, 2/20/34	858
3,604,830	G2 80856 ARM, 1.75%, 3/20/34	3,736
90,095	G2 80932 ARM, 2.00%, 6/20/34	93
313,440	G2 80934 ARM, 2.50%, 6/20/34	326
735,003	G2 81018 ARM, 1.62%, 8/20/34	761
168,984	G2 81019 ARM, 2.12%, 8/20/34	175
791,303	G2 81036 ARM, 1.62%, 8/20/34	820
43,084	G2 81044 ARM, 1.62%, 8/20/34	45
159,925	G2 8121 ARM, 2.375%, 1/20/23	166
2,987,572	G2 81214 ARM, 1.75%, 1/20/35	3,096
1,120,302	G2 81220 ARM, 1.75%, 1/20/35	1,161
966,406	G2 81278 ARM, 1.75%, 3/20/35	1,002
178,148	G2 81402 ARM, 2.12%, 7/20/35	185
38,660	G2 81405 ARM, 2.12%, 7/20/35	40
2,746,106	G2 81696 ARM, 1.75%, 6/20/36	2,854
671,576	G2 81807 ARM, 1.625%, 12/20/36	696
770,414	G2 81938 30YR, 1.62%, 7/20/37	798
607,887	G2 8198 ARM, 2.37%, 5/20/23	631
4,630,276	G2 82107 30YR, 3.00%, 7/20/38	4,836
1,045,657	G2 82151 ARM, 1.62%, 9/20/38	1,083
569,233	G2 82245 30YR, 4.00%, 12/20/38	598
227,950	G2 8228 ARM, 1.62%, 7/20/23	236
6,131,732	G2 82463 ARM, 3.75%, 1/20/40	6,495
3,443,228	G2 82606 ARM, 4.00%, 8/20/40	3,669
190,931	G2 8301 ARM, 1.625%, 10/20/23	198
3,458,969	G2 8302 ARM, 1.625%, 10/20/23	3,582
2,862,023	G2 83031 ARM, 2.50%, 1/20/42	2,968
3,142,125	G2 83048 ARM, 3.00%, 2/20/42	3,309
212,447	G2 8339 ARM, 1.625%, 12/20/23	220
563,114	G2 8358 ARM, 2.37%, 1/20/24	585
435,903	G2 8359 ARM, 2.37%, 1/20/24	453
409,483	G2 8371 ARM, 2.37%, 2/20/24	425
201,548	G2 8373 ARM, 2.37%, 2/20/24	209
663,340	G2 8387 ARM, 2.37%, 3/20/24	689
635,602	G2 8398 ARM, 2.37%, 4/20/24	659
606,652	G2 8399 ARM, 2.37%, 4/20/24	629
347,633	G2 8421 ARM, 2.37%, 5/20/24	361
588,412	G2 849350 ARM, 1.625%, 12/20/25	609
877,848	G2 849351 ARM, 1.625%, 11/20/25	909
1,850,280	G2 8547 ARM, 2.00%, 11/20/24	1,918
153,524	G2 8580 ARM, 2.37%, 1/20/25	159
226,909	G2 8595 ARM, 2.375%, 2/20/25	236
443,539	G2 8781 ARM, 2.37%, 1/20/26	461
408,566	G2 8814 ARM, 2.37%, 2/20/26	424
159,759	G2 8815 ARM, 2.37%, 2/20/26	166
126,335	G2 8855 ARM, 2.00%, 10/20/21	131
143,764	G2 8867 ARM, 1.625%, 11/20/21	149
991,656	G2 8968 ARM, 1.62%, 9/20/26	1,027
231,490	G2 8989 ARM, 1.625%, 10/20/26	240
2,211,881	G2 8991 ARM, 1.625%, 10/20/26	2,291
20,000,000	G2SF 3.50%, 30YR TBA (b)	21,059
49,700,000	G2SF 4.00%, 30YR TBA (b)	53,769
24,300,000	G2SF 4.50%, 30YR TBA (b)	26,609
30,950,000	G2SF 5.00%, 30YR TBA (b)	34,272
11,809,969	GN 367090 30YR, 4.50%, 7/15/41	13,169
14,537,529	GN 367092 30YR, 4.50%, 7/15/41	15,943
4,464,531	GN 455989 15YR, 5.00%, 7/15/26	4,942
383,593	GN 524825 30YR, 5.47%, 10/15/29	427
184,442	GN 524869 30YR, 5.47%, 1/15/30	205
292,678	GN 524925 30YR, 5.47%, 2/15/30	325
239,078	GN 524968 30YR, 5.47%, 3/15/30	266
174,403	GN 524996 30YR, 5.47%, 5/15/30	194
168,172	GN 525015 30YR, 5.47%, 6/15/30	187
119,614	GN 525033 30YR, 5.47%, 7/15/30	133
138,860	GN 546392 30YR, 5.47%, 2/15/31	154

Principal or Shares	Security Description	Value (000)
718,490	GN 558954 20YR, 5.25%, 5/15/29	$789
1,550,412	GN 558956 30YR, 4.50%, 6/15/29	1,674
325,645	GN 596009 30YR, 5.75%, 7/15/32	366
163,674	GN 596023 30YR, 5.75%, 7/15/32	184
200,862	GN 596035 30YR, 5.75%, 8/15/32	226
354,482	GN 596054 30YR, 5.75%, 8/15/32	399
168,774	GN 596071 30YR, 5.75%, 8/15/32	190
240,479	GN 596072 30YR, 5.75%, 7/15/32	270
593,108	GN 596090 30YR, 5.75%, 8/15/32	667
466,215	GN 596135 30YR, 5.75%, 8/15/32	524
286,279	GN 596166 30YR, 5.75%, 8/15/32	322
371,456	GN 596178 30YR, 5.75%, 9/15/32	418
53,667	GN 596184 30YR, 5.75%, 8/15/32	60
203,389	GN 596197 30YR, 5.75%, 8/15/32	229
312,784	GN 596225 30YR, 5.75%, 9/15/32	352
45,464	GN 596230 30YR, 5.75%, 8/15/32	51
129,227	GN 596231 30YR, 5.75%, 9/15/32	145
271,588	GN 596237 30YR, 5.75%, 9/15/32	305
78,300	GN 596268 30YR, 5.75%, 8/15/32	88
47,770	GN 596312 30YR, 5.75%, 9/15/32	54
69,724	GN 596313 30YR, 5.75%, 9/15/32	78
86,453	GN 596367 30YR, 5.75%, 9/15/32	97
260,331	GN 596396 30YR, 5.75%, 9/15/32	293
639,430	GN 601699 30YR, 5.70%, 12/15/32	719
808,082	GN 601738 30YR, 5.25%, 1/15/33	901
480,333	GN 601772 30YR, 5.25%, 1/15/33	535
325,471	GN 601774 30YR, 5.25%, 1/15/33	363
181,258	GN 601775 30YR, 5.70%, 1/15/33	204
300,201	GN 601786 30YR, 5.25%, 2/15/33	335
255,421	GN 601791 30YR, 5.25%, 2/15/33	285
409,178	GN 601810 30YR, 5.25%, 2/15/33	456
457,866	GN 601845 30YR, 5.25%, 2/15/33	510
311,407	GN 601858 30YR, 5.70%, 2/15/33	350
162,273	GN 601871 30YR, 5.75%, 12/15/32	182
1,622,450	GN 601872 30YR, 5.25%, 3/15/33	1,809
80,153	GN 601912 30YR, 5.25%, 3/15/33	89
427,890	GN 601937 30YR, 5.25%, 3/15/33	477
247,026	GN 602002 30YR, 5.25%, 3/15/33	275
266,748	GN 602043 30YR, 5.25%, 4/15/33	297
1,460,979	GN 605099 30YR, 5.50%, 3/15/34	1,636
1,780,864	GN 605301 30YR, 5.50%, 7/15/34	1,994
358,051	GN 613272 30YR, 5.25%, 5/15/33	399
188,545	GN 613354 30YR, 5.45%, 7/15/33	210
126,273	GN 613355 30YR, 5.70%, 4/15/33	142
69,715	GN 613379 30YR, 5.45%, 7/15/33	78
2,698,674	GN 616826 30YR, 5.50%, 1/15/35	3,020
9,988,158	GN 616913 30YR, 3.50%, 2/15/42	10,542
1,496,823	GN 629903 35YR, 5.80%, 6/15/42	1,597
6,794,476	GN 630057 30YR, 5.13%, 4/15/48	7,618
6,571,216	GN 673234 30YR, 6.00%, 11/15/38	7,424
2,160,585	GN 677318 30YR, 6.00%, 9/15/38	2,447
842,396	GN 677378 30YR, 7.00%, 10/15/38	982
1,099,127	GN 690008 30YR, 7.00%, 10/15/38	1,281
1,964,390	GN 697066 30YR, 5.00%, 3/15/39	2,155
3,551,962	GN 698035 30YR, 6.00%, 1/15/39	4,013
8,269,556	GN 701943 30YR, 5.00%, 6/15/39	9,192
7,567,043	GN 704439 30YR, 4.50%, 3/15/39	8,308
7,379,134	GN 710868 30YR, 5.50%, 9/15/39	8,290
2,339,103	GN 713930 30YR, 5.00%, 10/15/39	2,570
921,585	GN 728159 20YR, 5.25%, 11/15/29	1,012
13,418,921	GN 729011 30YR, 4.50%, 2/15/40	14,716
9,448,099	GN 734089 30YR, 4.00%, 12/15/40	10,249
1,866,387	GN 743362 30YR, 4.75%, 6/15/40	2,047
313,271	GN 743363 30YR, 4.25%, 5/15/40	340
300,410	GN 743502 30YR, 4.25%, 6/15/40	326
785,996	GN 743503 30YR, 4.75%, 6/15/40	862
108,190	GN 743610 30YR, 4.25%, 6/15/40	118

17	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
653,751	GN 743611 30YR, 4.75%, 6/15/40	$717
8,968,344	GN 745183 30YR, 4.50%, 7/15/40	9,838
88,761	GN 747367 30YR, 4.25%, 7/15/40	96
207,792	GN 747368 30YR, 4.75%, 7/15/40	229
290,127	GN 747491 30YR, 4.75%, 7/15/40	320
66,443	GN 747610 30YR, 4.75%, 8/15/40	73
69,764	GN 747740 30YR, 4.25%, 9/15/40	76
375,806	GN 747741 30YR, 4.75%, 9/15/40	412
2,012,286	GN 761040 30YR, 4.25%, 3/15/41	2,182
701,370	GN 761664 30YR, 4.25%, 4/15/41	761
1,356,801	GN 762726 30YR, 4.25%, 3/15/41	1,471
1,929,260	GN 763012 30YR, 4.25%, 4/15/41	2,092
1,627,315	GN 763216 30YR, 4.25%, 4/15/41	1,765
77,588	GN 768576 30YR, 4.25%, 4/15/41	84
272,499	GN 768721 30YR, 4.25%, 4/15/41	296
432,054	GN 768886 30YR, 4.25%, 6/15/41	469
724	GN 780619 15YR, 7.00%, 8/15/12	1
332,046	GN 781324 30YR, 7.00%, 7/15/31	394
1,258,047	GN 781636 30YR, 5.50%, 7/15/33	1,407
1,756,611	GN 781810 30YR, 5.50%, 10/15/34	1,970
6,236,298	GN 781811 30YR, 5.00%, 10/15/34	6,946
5,988,288	GN 782835 30YR, 6.00%, 12/15/39	6,766
6,285,980	GN 782858 30YR, 6.00%, 11/15/39	7,102
11,327,173	GN 783479 30YR, 3.87%, 10/15/41	12,215
118,500,000	GNMA 3.50%, 30YR TBA (b)	124,851
129,700,000	GNMA 4.00%, 30YR TBA (b)	140,319
80,120,000	GNMA 4.50%, 30YR TBA (b)	87,656
3,500,000	GNMA 5.00%, 30YR TBA (b)	3,878
701,839	GNR 00-22 FG, 0.44%, 5/16/30	703
179,330	GNR 00-26 DF, 0.64%, 9/20/30	180
446,016	GNR 00-26 FA, 0.79%, 9/20/30	450
729,630	GNR 00-9 FG, 0.84%, 2/16/30	737
506,270	GNR 00-9 FH, 0.74%, 2/16/30	510
1,017,387	GNR 01-11 FB, 0.49%, 9/17/29	1,020
590,581	GNR 01-19 F, 0.74%, 5/16/31	594
108,508	GNR 01-21 FN, 0.44%, 8/16/22	109
2,749,955	GNR 01-22 FG, 0.59%, 5/16/31	2,765
249,775	GNR 01-26 F, 0.59%, 5/16/31	251
1,016,233	GNR 01-31 FA, 0.49%, 6/16/31	1,019
58,256	GNR 01-33 F, 0.69%, 7/20/31	59
1,066,575	GNR 01-35 FA, 0.49%, 8/16/31	1,071
692,441	GNR 01-46 FA, 0.66%, 9/16/31	696
3,142,591	GNR 01-47 FA, 0.64%, 9/16/31	3,161
1,365,721	GNR 01-59 FA, 0.64%, 11/16/24	1,376
814,405	GNR 01-64 F, 0.59%, 11/20/31	816
594,542	GNR 01-65 FV, 0.64%, 2/20/29	599
687,353	GNR 02-11 FJ, 0.74%, 2/20/32	692
725,759	GNR 02-13 FA, 0.74%, 2/16/32	731
307,893	GNR 02-24 FA, 0.74%, 4/16/32	310
240,219	GNR 02-4 FY, 0.69%, 1/16/32	242
376,141	GNR 02-41 HF, 0.64%, 6/16/32	378
1,777,776	GNR 02-48 FG, 0.54%, 12/16/30	1,786
1,647,108	GNR 02-48 FT, 0.44%, 12/16/26	1,649
1,766,416	GNR 02-5 FP, 0.79%, 1/16/32	1,781
1,557,715	GNR 02-72 FA, 0.64%, 10/20/32	1,568
1,541,776	GNR 02-72 FE, 0.64%, 10/20/32	1,552
2,672,915	GNR 02-76 F, 0.44%, 1/16/31	2,676
329,753	GNR 02-76 FY, 0.54%, 12/16/26	331
342,627	GNR 02-79 FB, 0.49%, 11/16/32	343
4,834,426	GNR 03-35 CF, 0.54%, 3/16/33	4,863
5,621,875	GNR 03-67 FP, 1.14%, 8/20/33	5,834
929,848	GNR 03-69 FD, 0.69%, 2/16/29	935
2,697,003	GNR 03-71 FC, 0.74%, 7/20/33	2,720
3,430,538	GNR 03-94 FB, 0.54%, 12/16/30	3,443
1,319,041	GNR 04-105 FH, 0.79%, 9/17/34	1,334
5,717,192	GNR 04-49 F, 0.64%, 11/20/30	5,725
9,619,727	GNR 04-5 PF, 0.79%, 2/20/33	9,683

Principal or Shares	Security Description	Value (000)
5,765,813	GNR 04-56 F, 0.64%, 6/20/33	$5,808
1,623,999	GNR 04-59 FH, 0.49%, 8/16/34	1,629
2,584,714	GNR 04-73 JM, 0.00%, 9/16/34	2,485
3,898,618	GNR 04-80 FM, 0.54%, 7/20/34	3,900
3,759,673	GNR 05-6 FC, 0.44%, 3/20/33	3,758
986,591	GNR 06-47 FA, 0.44%, 8/16/36	986
583,161	GNR 06-62 FB, 0.40%, 11/20/36	583
1,477,748	GNR 06-64 PO, 0.00%, 4/16/34	1,416
5,122,910	GNR 07-51 JF, 0.49%, 6/20/37	5,127
539,124	GNR 07-59 FJ, 0.54%, 7/20/37	541
2,935,333	GNR 07-76 FB, 0.74%, 11/20/37	2,952
7,540,541	GNR 08-15 CF, 0.75%, 2/20/38	7,581
1,654,937	GNR 08-2 FH, 0.69%, 1/20/38	1,662
14,005,062	GNR 08-61 KF, 0.91%, 7/20/38	14,182
2,126,926	GNR 08-67 UF, 0.69%, 6/20/38	2,140
143,698	GNR 08-70 A, 5.50%, 9/20/35	144
7,246,850	GNR 09-109 DF, 0.74%, 7/20/37	7,266
3,743,163	GNR 09-109 FA, 0.64%, 5/16/38	3,757
9,720,419	GNR 09-73 PJ, 5.00%, 8/16/39	10,849
4,904,995	GNR 09-87 FB, 0.89%, 9/20/39	4,949
2,149,283	GNR 09-93 EJ, 3.50%, 5/20/35	2,215
4,258,003	GNR 10-126 QF, 0.69%, 12/16/39	4,267
27,634,341	GNR 10-132 IO, 2.08%, 11/16/52	2,445
2,611,872	GNR 10-57 QF, 0.74%, 5/20/40	2,623
38,986,383	GNR 10-71 IO, 1.515%, 3/16/52	2,428
9,634,246	GNR 11-123 FD, 0.54%, 9/20/41	9,645
7,206,887	GNR 11-52 PF, 0.59%, 4/16/41	7,220
948,605	GNR 97-13 F, 0.75%, 9/16/27	956
2,932,778	GNR 98-2 FA, 0.74%, 1/16/28	2,955
820,048	GNR 99-18 FA, 0.54%, 5/16/29	824
675,980	GNR 99-37 FJ, 0.79%, 10/16/29	682
585,421	GNR 99-40 FE, 0.79%, 11/16/29	589
712,939	GNR 99-40 FK, 0.79%, 11/16/29	718
724,951	GNR 99-45 FC, 0.64%, 12/16/29	727
869,941	GNR 99-45 FH, 0.69%, 12/16/29	873

		1,380,508

NCUA Guaranteed (5%)
4,620,000	NCUA Guaranteed Notes, 0.26%, 6/12/13	4,617
7,636,799	NCUA Guaranteed Notes, 0.61%, 11/6/17	7,638
5,815,140	NCUA Guaranteed Notes, 0.62%, 3/6/20	5,816
6,139,805	NCUA Guaranteed Notes, 0.62%, 4/6/20	6,136
3,624,075	NCUA Guaranteed Notes, 0.62%, 5/7/20	3,620
3,432,517	NCUA Guaranteed Notes, 0.64%, 2/6/20	3,433
7,833,615	NCUA Guaranteed Notes, 0.64%, 3/11/20	7,832
5,045,560	NCUA Guaranteed Notes, 0.69%, 10/7/20	5,055
5,051,055	NCUA Guaranteed Notes, 0.71%, 11/5/20	5,051
3,322,372	NCUA Guaranteed Notes, 0.77%, 3/9/21	3,324

		52,522

Total Bonds (Cost - $1,416,442)		1,441,275

Investment Company (Cost - $82,565) (8%)
82,564,990	Payden Cash Reserves Money Market Fund *	82,565

Total (Cost - $1,499,007) (147%)		1,523,840
Liabilities in excess of Other Assets (-47%)		(486,636)

Net Assets (100%)		$1,037,204

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security purchased on a delayed delivery basis.

See notes to financial statements.

Semi-Annual Report	18

Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	2%
AA	39%
A	15%
BBB	28%
BB or below	16%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (95%)
Asset Backed (1%)
149,765	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.89%, 11/25/32	$124
3,696,956	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	4,004
111,723	Landmark Mortgage Securities PLC, 1.25%, 6/17/38 GBP (b)	150
179,182	Sequoia Mortgage Trust, 1.04%, 10/20/27	167
70,766	Structured Asset Investment Loan Trust, 1.23%, 9/25/34	64

		4,509

Corporate (50%)
1,200,000	Abu Dhabi National Energy Co. 144A, 4.12%, 3/13/17 (a)	1,236
1,295,000	Aflac Inc, 2.65%, 2/15/17	1,325
1,000,000	Ally Financial Inc., 7.50%, 9/15/20	1,119
2,820,000	Altria Group Inc., 4.75%, 5/5/21	3,111
2,695,000	American Express Credit Corp., 2.80%, 9/19/16	2,796
3,000,000	American Honda Finance Corp. 144A, 1.13%, 8/5/13 (a)	3,001
4,315,000	American Honda Finance Corp. 144A, 2.12%, 2/28/17 (a)	4,384
1,020,000	American International Group Inc., 3.00%, 3/20/15	1,038
3,580,000	Amgen Inc., 3.87%, 11/15/21	3,771
3,160,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	3,250
1,240,000	Arizona Public Service Co., 4.50%, 4/1/42	1,264
1,920,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	2,047
3,060,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (a)	3,191
2,540,000	Banco Bradesco SA/Cayman Islands 144A, 2.59%, 5/16/14 (a)	2,548
2,830,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	2,929
1,630,000	Banco del Estado de Chile 144A, 3.87%, 2/8/22 (a)	1,626
1,550,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (a)	1,606
2,130,000	Bank of America Corp., 3.70%, 9/1/15	2,146
1,600,000	Bank of America Corp., 3.87%, 3/22/17	1,598
3,125,000	Bank of New York Mellon Corp., 1.70%, 11/24/14	3,182
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,350
5,095,000	BHP Billiton Finance USA Ltd., 1.62%, 2/24/17	5,132
1,345,000	Boston Properties LP, 3.70%, 11/15/18	1,402
3,500,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	3,596
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,068
2,270,000	Capital One Financial Corp., 3.15%, 7/15/16	2,351
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.87%, 4/30/18	1,088
2,590,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (a)	3,063
2,815,000	CenturyLink Inc., 5.80%, 3/15/22	2,796
2,925,000	Chubb Corp., 6.37%, 3/29/67	3,009
2,695,000	Citigroup Inc., 4.45%, 1/10/17	2,818
1,270,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,342
1,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	1,379

Principal or Shares	Security Description	Value (000)
2,950,000	Commonwealth Bank of Australia 144A, 1.20%, 3/17/14 (a)	$2,948
2,740,000	Coventry Health Care Inc., 5.45%, 6/15/21	3,099
1,350,000	CVS Caremark Corp., 6.12%, 9/15/39	1,632
2,510,000	Daimler Finance North America LLC 144A, 1.08%, 3/28/14 (a)	2,495
3,982,000	Digital Realty Trust LP, 5.87%, 2/1/20	4,394
1,000,000	DineEquity Inc., 9.50%, 10/30/18	1,110
3,190,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc. 144A, 2.40%, 3/15/17 (a)	3,201
2,225,000	Dow Chemical Co., 9.40%, 5/15/39	3,490
828,000	E.I. du Pont de Nemours & Co., 4.25%, 4/1/21	945
1,230,000	Ecopetrol SA, 7.625%, 7/23/19	1,550
1,050,000	Elizabeth Arden Inc., 7.37%, 3/15/21	1,158
1,280,000	Encana Corp., 6.50%, 8/15/34	1,406
1,000,000	Energy Transfer Equity LP, 7.50%, 10/15/20	1,113
3,840,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	4,243
1,120,000	ERAC USA Finance LLC 144A, 2.75%, 3/15/17 (a)	1,128
2,860,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (a)	3,089
1,815,000	Fifth Third Bancorp, 3.50%, 3/15/22	1,821
1,560,000	Florida Power & Light Co., 4.12%, 2/1/42	1,604
1,100,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,240
1,320,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,456
1,320,000	General Electric Capital Corp., 5.875%, 1/14/38	1,481
4,065,000	General Electric Capital Corp., 6.37%, 11/15/67	4,192
2,830,000	Gilead Sciences Inc., 3.05%, 12/1/16	2,996
2,305,000	Goldman Sachs Group Inc., 1.52%, 2/7/14	2,259
2,530,000	Grupo Televisa SAB, 6.00%, 5/15/18	2,977
5,155,000	Health Care REIT Inc., 4.12%, 4/1/19	5,202
6,020,000	HSBC USA Inc., 5.00%, 9/27/20	6,106
1,800,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a)	1,737
1,865,000	ING Bank NV 144A, 1.52%, 3/15/13 (a)	1,868
3,395,000	Intel Corp., 4.80%, 10/1/41	3,729
1,000,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,048
1,030,000	Interactive Data Corp., 10.25%, 8/1/18	1,174
2,950,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	3,098
3,075,000	JPMorgan Chase & Co., 5.40%, 1/6/42	3,332
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/1/22	2,413
2,450,000	KazMunayGas National Co., 9.125%, 7/2/18 (e)	3,063
2,630,000	KeyCorp, 6.50%, 5/14/13	2,777
3,794,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	4,422
2,470,000	Kraft Foods Inc., 6.50%, 2/9/40	3,117
770,000	Kroger Co., 7.50%, 4/1/31	983
1,920,000	Lincoln National Corp., 4.20%, 3/15/22	1,929
1,000,000	Linn Energy LLC, 7.75%, 2/1/21	1,060
3,120,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	3,098
2,375,000	Lloyds TSB Bank PLC, 4.20%, 3/28/2017	2,412
3,215,000	Lockheed Martin Corp., 4.85%, 9/15/41	3,384
1,360,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (a)	1,540
3,915,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	4,499
520,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (a)	577
1,710,000	MassMutual Global Funding 144A, 0.97%, 9/27/13 (a)	1,714

19	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
645,000	MetLife Inc., 10.75%, 8/1/39	$900
1,550,000	MetLife Inc., 6.40%, 12/15/36	1,524
1,480,000	MetLife Institutional Funding 144A, 1.36%, 4/4/14 (a)	1,486
1,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	1,030
2,311,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	2,825
1,215,000	Morgan Stanley, 1.44%, 4/29/13	1,199
830,000	Morgan Stanley, 3.80%, 4/29/16	812
3,160,000	National Australia Bank Ltd. 144A, 1.41%, 7/25/14 (a)	3,177
904,000	Navistar International Corp., 8.25%, 11/1/21	981
1,050,000	NBTY Inc., 9.00%, 10/1/18	1,164
1,285,000	News America Inc., 6.65%, 11/15/37	1,499
2,070,000	Omnicom Group Inc., 5.90%, 4/15/16	2,402
2,115,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (a)	2,198
3,010,000	Petrobras International Finance Co., 5.37%, 1/27/21	3,312
2,530,000	Petroleos Mexicanos, 6.00%, 3/5/20	2,916
2,130,000	Petronas Capital Ltd., 7.875%, 5/22/22 (e)	2,917
2,060,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	2,116
1,050,000	Pinnacle Foods Finance LLC, 8.25%, 9/1/17	1,142
3,715,000	Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,742
2,010,000	Republic Services Inc., 5.50%, 9/15/19	2,369
1,000,000	Reynolds Group Issuer Inc. 144A, 6.87%, 2/15/21 (a)	1,035
3,390,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	3,411
3,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	2,966
2,845,000	Ryder System Inc., 3.50%, 6/1/17	3,012
2,285,000	Safeway Inc., 3.40%, 12/1/16	2,335
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,070
1,460,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (a)	1,555
2,105,000	Southern Co., 1.95%, 9/1/16	2,156
1,370,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	1,380
1,000,000	Sprint Capital Corp., 6.90%, 5/1/19	880
4,420,000	Symantec Corp., 4.20%, 9/15/20	4,629
835,000	Telecom Italia Capital, 5.25%, 11/15/13	852
1,145,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,141
1,420,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	1,337
2,520,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	2,519
1,130,000	TransCanada PipeLines Ltd., 7.25%, 8/15/38	1,605
1,495,000	Tyco Electronics Group SA, 3.50%, 2/3/22	1,499
1,453,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,670
1,376,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,645
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (a)	1,019
1,980,000	Valero Energy Corp., 6.62%, 6/15/37	2,149
1,330,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (e)	1,470
1,700,000	Virginia Electric & Power Co., 8.87%, 11/15/38	2,794
1,690,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	1,606
2,953,000	Vornado Realty LP, 4.25%, 4/1/15	3,094
2,710,000	Waste Management Inc., 7.75%, 5/15/32	3,894
3,125,000	WellPoint Inc., 2.37%, 2/15/17	3,202
3,580,000	Wells Fargo & Co., 3.50%, 3/8/22	3,634
2,915,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (a)	3,083
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (f)	1,108
1,050,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (a)	1,150
1,750,000	Yum! Brands Inc., 6.87%, 11/15/37	2,286

		308,768

Foreign Government (1%)
1,700,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (a)	1,804

Principal or Shares	Security Description	Value (000)
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19	$2,370
950,000	Republic of Indonesia, 11.625%, 3/4/19 (e)	1,406
1,094,800	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (e)	1,315

		6,895

Mortgage Backed (34%)
4,454	Bear Stearns Adjustable Rate Mortgage Trust, 2.62%, 4/25/33	4
499,999	Bear Stearns Adjustable Rate Mortgage Trust, 2.68%, 10/25/35	399
1,811,026	Extended Stay America Trust 144A, 2.95%, 11/5/27 (a)	1,839
6,342,290	FG G02385 30YR, 6.00%, 11/1/36	7,018
9,050,438	FG G06020 30YR, 5.50%, 12/1/39	9,870
2,866,826	FHLMC Multifamily Structured Pass Through Certificate, 1.89%, 12/25/20	2,930
3,600,000	FHR 2963 FV, 0.59%, 6/15/34	3,602
11,270,938	FN 254766, 5.00%, 6/1/33	12,297
674,628	FN 725027 30YR, 5.00%, 11/1/33	734
5,200,018	FN 725423, 5.50%, 5/1/34	5,733
8,395,735	FN 725424, 5.50%, 4/1/34	9,257
1,534,602	FN 725425, 5.50%, 4/1/34	1,691
4,427,499	FN 745418 ARM, 5.50%, 4/1/36	4,868
7,648,649	FN 995203, 5.00%, 7/1/35	8,320
4,190,288	FN AE0138 30YR, 4.50%, 3/1/40	4,494
3,621,621	FN AE0888 ARM, 3.54%, 2/1/41	3,806
9,336,543	FN AJ7680 30YR, 3.50%, 12/1/41	9,708
9,010,687	FN AJ7689 30YR, 4.00%, 12/1/41	9,547
7,900,000	FNMA 3.50%, 30YR TBA (c)	8,205
29,420,000	FNMA 4.00%, 30YR TBA (c)	31,125
11,515,000	FNMA 4.50%, 30YR TBA (c)	12,332
10,365,000	FNMA 5.50%, 30YR TBA (c)	11,335
1,975,747	FNW 04-W2 4A, 3.17%, 2/25/44	2,046
5,014,007	G2 5140 30YR, 4.50%, 8/20/41	5,510
5,015,716	G2 5175 30YR, 4.50%, 9/20/41	5,511
6,903,166	G2 5259 30YR, 4.00%, 12/20/41	7,485
2,989,016	GN 711522 30YR, 4.50%, 7/15/40	3,303
6,202,677	GN 734089 30YR, 4.00%, 12/15/40	6,728
7,450,000	GNMA 3.50%, 30YR TBA (c)	7,849
300,000	Granite Master Issuer PLC, 1.10%, 12/17/54	189
202,436	Harborview Mortgage Loan Trust, 2.77%, 1/19/35	159
928,579	JP Morgan Mortgage Trust, 6.00%, 7/25/36	847
214,002	MLCC Mortgage Investors Inc., 2.41%, 9/25/29	213
61,712	Morgan Stanley Mortgage Loan Trust, 2.31%, 7/25/34	55
2,970,046	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	2,950
1,857,235	Prime Mortgage Trust, 5.00%, 10/25/35	1,706
144,289	Structured Asset Mortgage Investments Inc., 2.64%, 2/19/35	123
99,502	Structured Asset Mortgage Investments Inc., 3.94%, 7/25/32	100
11,010	Structured Asset Securities Corp., 0.00%, 8/25/32	6
2,248,441	Thornburg Mortgage Securities Trust, 0.97%, 9/25/44	2,033
7,930,000	WaMu Mortgage Pass Through Certificates, 2.47%, 1/25/36	6,600
1,431,035	WaMu Mortgage Pass Through Certificates, 4.95%, 7/25/37	928

		213,455

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,959
NCUA Guaranteed (4%)
6,373,256	NCUA Guaranteed Notes, 0.61%, 11/6/17	6,374

Semi-Annual Report	20

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
9,268,073	NCUA Guaranteed Notes, 0.80%, 12/8/20	$9,302
5,112,300	NCUA Guaranteed Notes, 2.65%, 10/29/20	5,365
330,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	352

		21,393

U.S. Treasury (5%)
1,700,000	U.S. Treasury Note, 3.12%, 2/15/42	1,705
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	8,620
15,800,000	U.S. Treasury Bill, 0.03%, 5/17/12 (d)	15,800
6,500,000	U.S. Treasury Bill, 0.07%, 7/26/12 (d) (g)	6,499

		32,624

Total Bonds (Cost - $570,434)		589,603

Investment Company (Cost - $61,780) (10%)
1,516,201	Payden Emerging Markets Bond Fund Investor Class *	22,075
1,500,000	Payden Emerging Markets Local Bond Fund Investor Class *	15,270
3,347,645	Payden High Income Fund Investor Class *	23,869
607,620	Payden Cash Reserves Money Market Fund *	608

		61,822

Total (Cost - $632,214) (105%)		651,425
Liabilities in excess of Other Assets (-5%)		(30,527)

Net Assets (100%)		$620,898

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principle in foreign currency.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $183 and the total market value of the collateral held by the Fund is $191. Amounts in 000s.

(g)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/23/2012	Canadian Dollar (Buy 3,155)	RBC Capital	$39
6/13/2012	Malaysian Ringgit (Buy 13,610)	Barclays	16
7/19/2012	Singapore Dollar (Buy 9,441)	Morgan Stanley	126

			$181

Liabilities:
5/29/2012	Brazilian Real (Buy 5,406)	HSBC Securities	$(247)
5/8/2012	British Pound (Sell 5,405)	HSBC Securities	(192)
6/27/2012	British Pound (Sell 2,894)	Barclays	(113)
6/18/2012	Euro (Sell 12,732)	Morgan Stanley	(8)
6/27/2012	Swiss Franc (Sell 5,583)	Barclays	(23)

			$(583)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
207	Euro Bobl Future	Jun-12	$(34,329)	$(338)
520	Euro-Schatz Future	Jun-12	76,120	180
109	U.S. Treasury 20 Year Note Future	Jun-12	15,573	38

				$(120)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3M US LIBOR	4.00%	Dec-40	$9,400	$(2,434)

See notes to financial statements.

21	Payden Mutual Funds

Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	2%
AA	0%
A	26%
BBB	52%
BB/B	20%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Corporate (94%)
Capital Goods (1%)
300,000	Textron Inc., 5.60%, 12/1/17	$329
125,000	Waste Management Inc., 7.75%, 5/15/32	180

		509

Consumer Cyclical (8%)
215,000	Altria Group Inc., 4.75%, 5/5/21	237
115,000	CVS Caremark Corp., 6.12%, 9/15/39	139
300,000	Expedia Inc., 7.45%, 8/15/18	340
250,000	Iconix Brand Group, Inc. 144A, 2.50%, 6/1/16 (a)	235
200,000	Ltd. Brands Inc., 6.62%, 4/1/21	217
545,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	626
265,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (a)	275
400,000	Time Warner Inc., 7.625%, 4/15/31	520
195,000	Western Union Co., 5.93%, 10/1/16	226
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (c)	221
100,000	Yum! Brands Inc., 6.87%, 11/15/37	131

		3,167

Consumer Non-Cyclical (6%)
100,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	120
80,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	127
150,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (c)	148
410,000	Kraft Foods Inc., 6.50%, 2/9/40	517
300,000	Life Technologies Corp., 6.00%, 3/1/20	349
250,000	Mylan Inc. 144A, 7.62%, 7/15/17 (a)	278
295,000	Safeway Inc., 3.40%, 12/1/16	301
250,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (a)	266
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	171

		2,277

Energy (8%)
325,000	Encana Corp., 6.50%, 8/15/34	357
250,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (b)	290
190,000	KazMunayGas National Co., 9.125%, 7/2/18 (b)	238
325,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	379
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (a)	226
280,000	National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	401
180,000	Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	181
210,000	TransCanada PipeLines Ltd., 7.625%, 1/15/39	306
230,000	Valero Energy Corp., 6.62%, 6/15/37	250
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	224

		2,852

Financial (34%)
85,000	Aflac Inc, 2.65%, 2/15/17	87
270,000	American Honda Finance Corp. 144A, 2.12%, 2/28/17 (a)	274

Principal or Shares	Security Description	Value (000)
240,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	$248
100,000	Bank of America Corp., 3.87%, 3/22/17	100
330,000	Bank of America Corp., 7.625%, 6/1/19	381
200,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	202
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	938
180,000	Boston Properties LP, 3.70%, 11/15/18	188
320,000	Capital One Financial Corp., 3.15%, 7/15/16	331
345,000	Citigroup Inc., 4.45%, 1/10/17	361
115,000	Citigroup Inc., 6.00%, 10/31/33	113
500,000	Citigroup Inc., 6.01%, 1/15/15	541
110,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	116
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	118
300,000	Credit Suisse New York, 6.00%, 2/15/18	324
175,000	Digital Realty Trust LP, 5.87%, 2/1/20	193
75,000	ERAC USA Finance LLC 144A, 2.75%, 3/15/17 (a)	76
115,000	Fifth Third Bancorp, 3.50%, 3/15/22	115
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	445
300,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	381
455,000	General Electric Capital Corp., 4.65%, 10/17/21	496
230,000	General Electric Capital Corp., 5.875%, 1/14/38	258
315,000	General Electric Capital Corp., 6.37%, 11/15/67	325
400,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	407
250,000	Health Care REIT Inc., 3.00%, 12/1/29	290
675,000	HSBC USA Inc., 5.00%, 9/27/20	685
440,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	470
200,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	210
355,000	JPMorgan Chase & Co., 4.35%, 8/15/21	372
120,000	Lincoln National Corp., 4.20%, 3/15/22	121
150,000	Lloyds TSB Bank PLC, 4.20%, 3/28/2017	152
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	220
100,000	MetLife Inc., 10.75%, 8/1/39	139
255,000	MetLife Inc., 6.40%, 12/15/36	251
300,000	Morgan Stanley, 6.00%, 5/13/14	312
200,000	MPT Operating Partnership LP, 6.87%, 5/1/21	210
425,000	North Fork Bancorporation Inc., 5.87%, 8/15/12	430
350,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	459
250,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	296
275,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	277
300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	297
240,000	Wachovia Capital Trust III, 5.56%, 3/29/49	223
230,000	Wells Fargo & Co., 3.50%, 3/8/22	233
345,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (a)	365

		13,030

Healthcare (7%)
465,000	Amgen Inc., 3.87%, 11/15/21	490
405,000	Coventry Health Care Inc., 5.45%, 6/15/21	458
410,000	Health Care REIT Inc., 4.12%, 4/1/19	414

Semi-Annual Report	22

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
250,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a)	$241
150,000	Kaiser Foundation Hospitals, 3.50%, 4/1/22	154
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (a)	204
400,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	439
440,000	WellPoint Inc., 2.37%, 2/15/17	451

		2,851

Industrial (6%)
150,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	160
450,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (a)	469
370,000	Gilead Sciences Inc., 3.05%, 12/1/16	392
205,000	Raytheon Co., 3.12%, 10/15/20	213
395,000	Republic Services Inc., 5.50%, 9/15/19	466
420,000	Ryder System Inc., 3.50%, 6/1/17	445

		2,145

Material (2%)
315,000	BHP Billiton Finance USA Ltd., 1.62%, 2/24/17	317
155,000	Dow Chemical Co., 9.40%, 5/15/39	243
71,000	E.I. du Pont de Nemours & Co., 4.25%, 4/1/21	81
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	239

		880

Real Estate Investment Trust (1%)
280,000	Vornado Realty LP, 4.25%, 4/1/15	293
Technology (4%)
460,000	Intel Corp., 4.80%, 10/1/41	505
220,000	Lockheed Martin Corp., 4.85%, 9/15/41	232
200,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	223
390,000	Symantec Corp., 4.20%, 9/15/20	408
100,000	Tyco Electronics Group SA, 3.50%, 2/3/22	100

		1,468

Telecommunication (9%)
300,000	American Tower Corp., 4.62%, 4/1/15	320
250,000	AT&T Inc., 6.55%, 2/15/39	311
260,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	267
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (a)	274
185,000	CenturyLink Inc., 5.80%, 3/15/22	184
100,000	Comcast Corp., 6.40%, 5/15/38	122
205,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc. 144A, 2.40%, 3/15/17 (a)	206
210,000	Grupo Televisa SAB, 6.00%, 5/15/18	247
300,000	News America Inc., 6.40%, 12/15/35	344
225,000	Telecom Italia Capital, 5.25%, 11/15/13	229
320,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	301
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	56
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	134
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	275
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	221

		3,491

Transportation (1%)
450,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	466
Utility (7%)
160,000	Arizona Public Service Co., 4.50%, 4/1/42	163
200,000	Ecopetrol SA, 7.625%, 7/23/19	252
205,000	Florida Power & Light Co., 4.12%, 2/1/42	211
300,000	Florida Power & Light Co., 5.69%, 3/1/40	383
250,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	306
140,000	National Grid PLC, 6.30%, 8/1/16	163
180,000	Petrobras International Finance Co., 5.37%, 1/27/21	198
135,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	139

Principal or Shares	Security Description	Value (000)
225,000	Sempra Energy, 9.80%, 2/15/19	$313
225,000	Virginia Electric & Power Co., 8.87%, 11/15/38	370

		2,498

Total Corporate		35,927

U.S. Treasury (0%)
100,000	U.S. Treasury Bill, 0.07%, 7/26/12 (d) (e)	100

Total Bonds (Cost - $33,509)		36,027

Preferred Stock (Cost - $889) (2%)
8,600	General Motors Co. (c)	336
9,500	PNC Capital Trust E	249
9,600	Vornado Realty Trust (c)	260

		845

Investment Company (Cost - $1,966) (5%)
114,943	Payden High Income Fund Investor Class *	820
1,166,118	Payden Cash Reserves Money Market Fund *	1,166

		1,986

Total (Cost - $36,364) (101%)		38,858
Liabilities in excess of Other Assets (-1%)		(276)

Net Assets (100%)		$38,582

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $265 and the total market value of the collateral held by the Fund is $855. Amounts in 000s.

(d)	Yield to maturity at time of purchase.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liability:
5/8/2012	British Pound (Sell 307)	HSBC Securities	$(11)

23	Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
13	Euro Bobl Future	Jun-12	$(2,156)	$(21)
32	Euro-Schatz Future	Jun-12	4,684	11
11	U.S. Treasury 10 Year Note Future	Jun-12	(1,455)	(10)
6	U.S. Treasury 20 Year Note Future	Jun-12	857	2
3	U.S. Ultra Long Bond Future	Jun-12	473	16

				$ (2)

See notes to financial statements.

Semi-Annual Report	24

Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	4%
BBB	2%
BB	39%
B	49%
CCC	6%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bonds (95%)
Airport/Port (1%)
2,580,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (a)	$2,754
4,500,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (a)	4,725
2,970,000	United Air Lines Inc. 144A, 9.875%, 8/1/13 (a) (c)	3,119

		10,598

Consumer Cyclical (15%)
2,000,000	99 Cents Only Stores 144A, 11.00%, 12/15/19 (a)	2,175
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15	3,068
4,555,000	AMC Entertainment Inc., 8.75%, 6/1/19	4,880
5,240,000	American Achievement Corp. 144A, 10.87%, 4/15/16 (a)	3,871
2,530,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	2,540
5,250,000	Boyd Gaming Corp., 9.12%, 12/1/18 (c)	5,539
3,000,000	Burger King Corp, 9.87%, 10/15/18 (c)	3,424
1,000,000	Caesars Entertainment Operating Co. Inc. 144A, 8.50%, 2/15/20 (a)	1,032
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/17	2,941
1,000,000	Caesars Entertainment Operating Co. Inc., 12.75%, 4/15/18	856
4,000,000	Cedar Fair LP, 9.12%, 8/1/18	4,500
5,600,000	Chrysler Group LLC/CG Co-Issuer Inc., 8.00%, 6/15/19	5,824
4,000,000	CityCenter Holdings LLC, 7.62%, 1/15/16	4,260
3,536,000	CKE Restaurants Inc., 11.37%, 7/15/18	4,093
3,800,000	ClubCorp Club Operations Inc., 10.00%, 12/1/18	4,028
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,300
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,553
3,700,000	DineEquity Inc., 9.50%, 10/30/18	4,107
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	3,817
4,110,000	Elizabeth Arden Inc., 7.37%, 3/15/21	4,531
3,050,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (a)	3,290
2,790,000	Hanesbrands Inc., 8.00%, 12/15/16	3,086
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,719
5,505,000	Host Hotels & Resorts LP, 5.87%, 6/15/19 (c)	5,877
2,165,000	Jarden Corp., 7.50%, 5/1/17	2,419
2,800,000	Jarden Corp., 8.00%, 5/1/16	3,078
2,000,000	Jo-Ann Stores Inc. 144A, 8.12%, 3/15/19 (a)	2,010
1,157,000	KB Home, 6.25%, 6/15/15	1,131
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,603
1,000,000	Levi Strauss & Co. 144A, 6.87%, 5/1/22 (a)	1,028
4,150,000	Levi Strauss & Co., 7.62%, 5/15/20 (c)	4,477
655,000	Levi Strauss & Co., 8.875%, 4/1/16 (c)	678
2,500,000	Ltd. Brands Inc., 6.62%, 4/1/21	2,713
3,500,000	Ltd. Brands Inc., 6.90%, 7/15/17	3,933
5,200,000	MGM Resorts International 144A, 8.62%, 2/1/19 (a) (c)	5,675
3,775,000	MGM Resorts International, 6.75%, 4/1/13	3,928
5,000,000	NBTY Inc., 9.00%, 10/1/18	5,544
855,000	Penn National Gaming Inc., 8.75%, 8/15/19	958
4,500,000	PVH Corp., 7.37%, 5/15/20	4,995
4,750,000	RadioShack Corp., 6.75%, 5/15/19	3,563
3,170,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,435

Principal or Shares	Security Description	Value (000)
3,300,000	Rite Aid Corp., 10.375%, 7/15/16	$3,519
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14 (c)	3,080
2,335,000	Sears Holding Corp., 6.62%, 10/15/18	2,084
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18	2,190
4,325,000	Susser Holdings LLC, 8.50%, 5/15/16	4,758
2,860,000	Toys R Us Property Co. LLC, 8.50%, 12/1/17	2,989
3,150,000	WMG Acquisition Corp., 9.50%, 6/15/16	3,457
4,300,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (c)	4,762

		167,318

Consumer Non-Cyclical (8%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	7,973
8,610,000	ARAMARK Corp., 8.50%, 2/1/15	8,836
3,290,000	B&G Foods Inc., 7.62%, 1/15/18	3,553
2,790,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (a)	2,971
4,365,000	Central Garden & Pet Co., 8.25%, 3/1/18	4,523
2,000,000	Corrections Corp. of America, 7.75%, 6/1/17	2,180
2,000,000	Cott Beverages Inc., 8.12%, 9/1/18	2,175
4,815,000	Dean Foods Co., 7.00%, 6/1/16 (c)	5,032
4,600,000	DynCorp International Inc., 10.37%, 7/1/17	3,967
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	3,002
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (c)	2,155
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (a) (c)	3,624
4,400,000	Michael Foods Inc., 9.75%, 7/15/18	4,862
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (a)	3,120
2,640,000	Monaco SpinCo Inc. 144A, 6.75%, 4/30/20 (a)	2,746
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31	1,036
4,500,000	Reynolds Group Issuer Inc. 144A, 9.00%, 4/15/19 (a)	4,545
3,250,000	Reynolds Group Issuer Inc. 144A, 9.87%, 8/15/19 (a)	3,392
4,325,000	Stater Bros. Holdings Inc., 7.37%, 11/15/18 (c)	4,693
4,115,000	SUPERVALU Inc., 7.50%, 11/15/14 (c)	4,202
1,980,000	SUPERVALU Inc., 8.00%, 5/1/16 (c)	2,089

		80,676

Energy (15%)
2,585,000	AmeriGas Finance LLC, 7.00%, 5/20/22	2,643
1,193,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21	1,217
4,000,000	BreitBurn Energy Partners LP, 8.62%, 10/15/20	4,280
9,000,000	Chesapeake Energy Corp., 6.12%, 2/15/21 (c)	8,550
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17 (c)	326
1,000,000	Chesapeake Energy Corp., 6.875%, 11/15/20	980
3,975,000	Chesapeake Midstream Partners LP, 6.12%, 7/15/22	3,846
4,900,000	Cimarex Energy Co., 5.87%, 5/1/22	5,084
3,915,000	CONSOL Energy Inc., 8.00%, 4/1/17	4,150
4,750,000	Copano Energy LLC/Copano Energy Finance Corp., 7.12%, 4/1/21	5,035
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,315
1,920,000	El Paso Corp., 6.50%, 9/15/20	2,136
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,360
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,503

25	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
5,450,000	Energy Transfer Equity LP, 7.50%, 10/15/20	$6,063
5,200,000	Everest Acquisition LLC 144A, 9.37%, 5/1/20 (a) (c)	5,544
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18 (c)	4,163
5,530,000	Forest Oil Corp., 7.25%, 6/15/19	5,489
5,050,000	Inergy Finance LP, 7.00%, 10/1/18	5,201
4,700,000	Laredo Petroleum Inc. 144A, 7.37%, 5/1/22 (a)	4,876
5,000,000	Linn Energy LLC 144A, 6.25%, 11/1/19 (a)	4,931
3,000,000	Linn Energy LLC, 7.75%, 2/1/21	3,180
2,000,000	Linn Energy LLC, 8.62%, 4/15/20	2,195
5,050,000	MarkWest Energy Partners LP, 6.25%, 6/15/22	5,340
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,517
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,068
3,800,000	Niska Gas Storage, 8.87%, 3/15/18	3,601
4,000,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a)	4,170
6,000,000	Peabody Energy Corp. 144A, 6.25%, 11/15/21 (a)	6,105
2,800,000	PetroBakken Energy Ltd. 144A, 8.62%, 2/1/20 (a)	2,926
3,000,000	Plains Exploration & Production Co., 6.62%, 5/1/21	3,135
2,450,000	Plains Exploration & Production Co., 6.75%, 2/1/22	2,560
4,300,000	Puget Energy Inc., 6.00%, 9/1/21	4,606
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,633
5,000,000	Samson Investment Co. 144A, 9.75%, 2/15/20 (a)	5,225
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	3,424
4,600,000	SESI LLC 144A, 7.12%, 12/15/21 (a)	5,003
3,000,000	Targa Resources Partners LP, 6.87%, 2/1/21	3,150
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,485
3,528,000	Tesoro Corp., 6.625%, 11/1/15	3,616
5,000,000	Whiting Petroleum Corp., 6.50%, 10/1/18	5,350
5,075,000	WPX Energy Inc. 144A, 6.00%, 1/15/22 (a)	4,961

		159,942

Financial (11%)
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	4,141
1,810,000	Ally Financial Inc., 7.50%, 12/31/13	1,937
13,500,000	Ally Financial Inc., 7.50%, 9/15/20	15,103
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,592
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35	5,752
5,270,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	5,323
4,000,000	CIT Group Inc., 5.25%, 3/15/18	4,125
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57	3,869
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,805
4,500,000	Ford Motor Credit Co. LLC, 5.87%, 8/2/21	5,095
7,400,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	9,399
2,900,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (a) (c)	2,944
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38 (c)	3,692
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16	4,336
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (a)	3,730
4,500,000	Interactive Data Corp., 10.25%, 8/1/18	5,130
3,230,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (a)	3,488
5,350,000	International Lease Finance Corp., 5.65%, 6/1/14	5,497
3,600,000	International Lease Finance Corp., 5.75%, 5/15/16	3,665
8,500,000	International Lease Finance Corp., 8.25%, 12/15/20	9,541
1,650,000	International Lease Finance Corp., 8.62%, 9/15/15	1,834
4,000,000	Neuberger Berman Group LLC 144A, 5.875%, 3/15/22 (a)	4,090
5,250,000	Springleaf Finance Corp., 6.90%, 12/15/17	4,312

Principal or Shares	Security Description	Value (000)
3,000,000	XL Group PLC, 6.50%, 12/29/49	$2,513

		119,913

Healthcare (8%)
1,225,000	Apria Healthcare Group Inc., 11.25%, 11/1/14	1,280
1,000,000	Apria Healthcare Group Inc., 12.375%, 11/1/14 (c)	982
4,660,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,928
2,760,000	Biomet Inc., 10.00%, 10/15/17	2,991
1,000,000	CHS/Community Health Systems Inc. 144A, 8.00%, 11/15/19 (a)	1,057
1,000,000	CHS/Community Health Systems Inc. 144A, 8.00%, 11/15/19 (a)	1,062
2,691,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	2,782
4,000,000	Emdeon Inc. 144A, 11.00%, 12/31/19 (a)	4,540
4,000,000	Gilead Sciences Inc., 0.62%, 5/1/13	5,590
5,000,000	Hanger Orthopedic Group Inc., 7.12%, 11/15/18	5,219
4,750,000	HCA Inc., 6.50%, 2/15/20	5,094
1,000,000	HCA Inc., 7.25%, 9/15/20	1,112
2,040,000	HCA Inc., 7.50%, 11/6/33 (c)	1,948
4,950,000	HCA Inc., 7.50%, 2/15/22	5,340
1,000,000	HCA Inc., 7.87%, 2/15/20	1,115
2,500,000	Health Care REIT Inc., 3.00%, 12/1/29	2,897
500,000	Healthsouth Corp., 7.25%, 10/1/18	532
4,350,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a)	4,198
4,000,000	Kinetic Concepts Inc. 144A, 10.50%, 11/1/18 (a)	4,145
5,300,000	MPT Operating Partnership LP, 6.87%, 5/1/21	5,565
4,260,000	Mylan Inc. 144A, 7.62%, 7/15/17 (a)	4,739
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (a)	2,104
1,412,000	Tenet Healthcare Corp., 10.00%, 5/1/18	1,638
1,000,000	Tenet Healthcare Corp., 8.00%, 8/1/20	1,045
2,915,000	US Oncology Inc. 144A Escrow, 9.125%, 8/15/17 (a)	0
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (a)	5,094
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/1/18	2,559
6,300,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	6,914

		86,470

Industrial (12%)
4,110,000	AK Steel Corp., 7.62%, 5/15/20 (c)	3,966
4,000,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (a)	4,320
5,200,000	Arch Coal Inc. 144A, 7.00%, 6/15/19 (a) (c)	4,680
4,400,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	4,690
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,370
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (a)	4,510
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (a)	2,245
4,600,000	Case New Holland Inc., 7.87%, 12/1/17	5,382
5,000,000	CHC Helicopter SA 144A, 9.25%, 10/15/20 (a)	4,987
4,500,000	CMA CGM SA 144A, 8.50%, 4/15/17 (a)	2,857
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,885
4,900,000	Exide Technologies, 8.62%, 2/1/18 (c)	4,006
3,000,000	FMG Resources August 2006 Pty Ltd. 144A, 6.87%, 4/1/22 (a) (c)	3,052
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22 (c)	3,990
3,080,000	Iron Mountain Inc., 7.75%, 10/1/19	3,373
3,800,000	Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,266
4,500,000	Lear Corp., 8.12%, 3/15/20	5,040
3,455,000	Masco Corp., 6.125%, 10/3/16	3,687
5,540,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	5,152
5,560,000	Mobile Mini Inc., 7.87%, 12/1/20	5,977
2,500,000	Mohawk Industries Inc., 6.37%, 1/15/16	2,756
3,140,000	Navios Maritime Holdings Inc., 8.875%, 11/1/17 (c)	3,242
3,131,000	Navistar International Corp., 8.25%, 11/1/21	3,397

Semi-Annual Report	26

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
4,950,000	Swift Services Holdings Inc., 10.00%, 11/15/18 (c)	$5,433
4,650,000	Texas Industries Inc., 9.25%, 8/15/20	4,557
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,843
3,045,000	Triumph Group Inc., 8.62%, 7/15/18	3,403
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	5,040
4,080,000	United States Steel Corp., 7.37%, 4/1/20 (c)	4,192
3,500,000	UR Financing Escrow Corp. 144A, 7.62%, 4/15/22 (a)	3,710
5,990,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	5,691
2,825,000	Western Express Inc. 144A, 12.50%, 4/15/15 (a)	1,568

		131,267

Material (5%)
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/1/20	3,876
4,500,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (a) (c)	4,618
3,700,000	FMG Resources August 2006 Pty Ltd. 144A, 6.87%, 2/1/18 (a)	3,820
3,000,000	FMG Resources August 2006 Pty. Ltd. 144A, 8.25%, 11/1/19 (a)	3,262
3,700,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	3,894
4,900,000	Huntsman International LLC, 8.62%, 3/15/21 (c)	5,617
3,000,000	Ineos Finance PLC 144A, 7.50%, 5/1/20 (a)	3,097
1,400,000	Ineos Finance PLC 144A, 8.37%, 2/15/19 (a)	1,505
3,942,000	Libbey Glass Inc., 10.00%, 2/15/15	4,223
2,000,000	LyondellBasell Industries NV 144A, 5.75%, 4/15/24 (a)	2,075
2,930,000	NOVA Chemicals Corp., 8.375%, 11/1/16	3,267
2,000,000	PolyOne Corp., 7.37%, 9/15/20	2,145
1,000,000	Schaeffler Finance BV 144A, 8.50%, 2/15/19 (a)	1,078
3,100,000	Solutia Inc., 7.87%, 3/15/20 (c)	3,635
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,835

		49,947

Technology (3%)
4,970,000	Equinix Inc., 8.12%, 3/1/18	5,517
2,300,000	Fidelity National Information Services Inc., 7.62%, 7/15/17	2,536
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (a)	2,400
2,424,000	First Data Corp., 12.62%, 1/15/21	2,442
542,000	First Data Corp., 9.875%, 9/24/15	549
5,485,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	6,116
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,780
3,395,000	SunGard Data Systems Inc., 10.25%, 8/15/15	3,535
1,500,000	SunGard Data Systems Inc., 7.37%, 11/15/18	1,609
3,000,000	VeriSign Inc., 3.25%, 8/15/37	4,024
4,210,000	Visteon Corp., 6.75%, 4/15/19	4,357

		36,865

Telecommunication (14%)
4,200,000	Avaya Inc. 144A, 7.00%, 4/1/19 (a)	4,221
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,669
1,655,000	Cablevision Systems Corp., 8.625%, 9/15/17	1,825
3,300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	3,465
6,650,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.87%, 4/30/18	7,232
1,000,000	CCO Holdings LLC, 7.37%, 6/1/20	1,096
3,350,000	CenturyLink Inc., 5.80%, 3/15/22	3,327
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,213
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,520
3,820,000	Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	4,207

Principal or Shares	Security Description	Value (000)
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (a)	$5,362
3,495,000	Crown Castle International Corp., 9.00%, 1/15/15	3,879
3,330,000	CSC Holdings LLC, 7.87%, 2/15/18	3,713
3,490,000	CSC Holdings LLC, 8.62%, 2/15/19	3,979
4,750,000	DISH DBS Corp., 6.75%, 6/1/21	5,225
3,400,000	Entravision Communications Corp., 8.75%, 8/1/17	3,604
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,110
2,100,000	Frontier Communications Corp., 8.25%, 4/15/17	2,273
12,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	12,727
3,875,000	Lamar Media Corp., 7.87%, 4/15/18	4,258
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (a)	3,940
3,000,000	Mediacom LLC, 9.125%, 8/15/19	3,285
5,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	5,150
5,000,000	MMI International Ltd. 144A, 8.00%, 3/1/17 (a)	5,213
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,662
2,400,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (a) (c)	2,286
5,160,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,186
1,000,000	Qwest Communications International Inc., 8.00%, 10/1/15	1,070
4,000,000	SBA Communications Corp., 1.87%, 5/1/13	5,270
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	926
14,000,000	Sprint Capital Corp., 6.90%, 5/1/19	12,320
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,765
4,400,000	TW Telecom Holdings Inc., 8.00%, 3/1/18	4,840
5,600,000	UPCB Finance III Ltd. 144A, 6.62%, 7/1/20 (a)	5,712
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	3,315
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,404
2,850,000	Windstream Corp., 7.50%, 6/1/22	3,000
1,000,000	Windstream Corp., 7.875%, 11/1/17	1,110
3,600,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (a)	3,942

		157,301

Utility (3%)
2,490,000	AES Corp. 144A, 7.37%, 7/1/21 (a)	2,783
4,775,000	AES Corp., 8.00%, 10/15/17	5,467
1,170,000	AES Corp., 8.00%, 6/1/20	1,351
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (a)	3,968
1,800,000	Calpine Corp. 144A, 7.87%, 7/31/20 (a)	1,971
2,445,000	Edison Mission Energy, 7.00%, 5/15/17	1,540
4,300,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/1/20	4,768
3,700,000	GenOn Energy Inc., 9.87%, 10/15/20	3,496
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (a)	2,088
4,000,000	NRG Energy Inc., 7.62%, 5/15/19	3,960
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,249

		34,641

Total Corporate Bonds (Cost - $984,706)		1,034,938

Investment Company (Cost - $145,998) (13%)
145,997,833	Payden Cash Reserves Money Market Fund *	145,998

Total (Cost - $1,130,704) (108%)		1,180,936
Liabilities in excess of Other Assets (-8%)		(84,665)

Net Assets (100%)		$1,096,271

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

27	Payden Mutual Funds

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $89,112 and the total market value of the collateral held by the Fund is $92,888. Amounts in 000s.

See notes to financial statements.

Semi-Annual Report	28

Payden Tax Exempt Bond Fund

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value
AAA	12%
AA	52%
A	28%
BBB	8%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
General Obligation (22%)
250,000	California State, 5.00%, 11/1/20	$288
200,000	California State, 5.00%, 4/1/20	231
150,000	California State, 5.25%, 4/1/35	169
250,000	California State, 5.50%, 8/1/21	294
150,000	City of Columbus OH, 5.00%, 7/1/18	184
300,000	City of New York NY, 4.00%, 8/1/18	345
370,000	City of New York NY, 5.00%, 6/1/22	424
225,000	County of Nassau NY, 5.00%, 5/1/18	266
5,000	County of Prince George’s MD, 5.50%, 5/15/13 (a) FSA	5
100,000	San Jose, CA Evergreen Community College District, 0.00%, 9/1/19 (a) AMBAC	78
125,000	South Carolina State, 5.00%, 3/1/24	154
200,000	Texas State, 4.00%, 8/1/20	235
350,000	Wisconsin State, 5.00%, 5/1/19 (a) AMBAC	431

		3,104

Revenue (76%)
Airport/Port (8%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	408
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (a) FSA	407
260,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/22	310

		1,125

Electric & Gas (9%)
150,000	Indiana Municipal Power Agency, 5.00%, 1/1/22	180
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (a) AMBAC	351
250,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/16	264
150,000	Lower Colorado River Authority, 5.00%, 5/15/19	182
120,000	Municipal Electric Authority of GA, 5.25%, 1/1/14	129
125,000	Nebraska Public Power District, 5.00%, 1/1/20	144

		1,250

Healthcare (2%)
120,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	120
125,000	City of Rochester MN, 4.00%, 11/15/38	143

		263

Income Tax (3%)
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	153
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	245

		398

Industrial Development/Pollution Control (6%)
125,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	155
200,000	County of Oconee SC, 3.60%, 2/1/17	216
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	416

		787

Principal or Shares	Security Description	Value (000)
Lease (11%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	$307
200,000	Kentucky State Property & Building Commission, 4.00%, 11/1/19	228
300,000	Laurens County, SC School District, 5.25%, 12/1/22	319
100,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/1/24	112
150,000	Miami-Dade County, FL School Board, 4.00%, 5/1/17	165
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	228
200,000	Perry Township, IN Multi-School Building Corp., 4.00%, 7/15/24	213

		1,572

Miscellaneous (6%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	347
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	334
190,000	New York State Urban Development Corp., 5.25%, 1/1/21	223

		904

Pollution Control (1%)
200,000	Mobile, AL Industrial Development Board, 1.65%, 6/1/34	201
Pre-Refunded (0%)
10,000	California State Department of Water Resources, 5.00%, 12/1/16 (a) MBIA	11
5,000	Georgia State, 5.00%, 3/1/13	5

		16

Recreational (0%)
50,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/16	54
Resource Recovery (2%)
200,000	South Bayside, CA Waste Management Authority, 5.25%, 9/1/24	214
Sales Tax (8%)
110,000	Arizona Transportation Board, 5.00%, 7/1/25	130
300,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	325
250,000	New York City Transitional Finance Authority, 5.00%, 11/1/15	288
200,000	Pima County, AZ Regional Transportation Authority, 4.00%, 6/1/15	217
125,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/1/18	153

		1,113

Tax Allocation (1%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	101
Transportation (7%)
200,000	Dallas-Fort Worth International Airport, 5.00%, 11/1/23	232
150,000	New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	176
200,000	New York State Thruway Authority, 5.00%, 3/15/17	238

29	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
120,000	North Texas Tollway Authority, 5.00%, 1/1/20	$141
125,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/1/25	146
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	120

		1,053

University (4%)
205,000	California State University, 5.00%, 11/1/26	235
250,000	New York State Dormitory Authority, 4.00%, 5/15/20	287

		522

Water & Sewer (8%)
150,000	City of Philadelphia, PA Water & Sewer, 5.00%, 11/1/18	176
300,000	Los Angeles, CA Water & Power, 0.27%, 7/1/34	300
150,000	New York State Environmental Facilities Corp., 5.00%, 11/15/14	166
300,000	Sacramento County, CA Sanitation District, 0.26%, 12/1/40	300
200,000	Texas Water Development Board, 4.00%, 7/15/18	234

		1,176

Total Revenue		10,749

Total Bonds (Cost - $13,204)		13,853

Investment Company (Cost - $420) (3%)
420,245	Dreyfus Tax Exempt Cash Management Fund	420

Total (Cost - $13,624) (101%)		14,273
Liabilities in excess of Other Assets (-1%)		(104)

Net Assets (100%)		$14,169

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

See notes to financial statements.

Semi-Annual Report	30

Payden California Municipal Income Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value
AA	54%
A	33%
BBB	13%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
General Obligation (26%)
400,000	California State, 3.00%, 2/1/23	$403
480,000	California State, 5.00%, 11/1/22	561
460,000	California State, 5.00%, 11/1/23	533
600,000	California State, 5.00%, 3/1/17 (a) MBIA	680
500,000	California State, 5.00%, 7/1/18	608
500,000	California State, 5.00%, 8/1/20	567
500,000	California State, 5.00%, 9/1/17	574
480,000	California State, 5.25%, 10/1/21	568
600,000	California State, 5.25%, 10/1/23	716
1,000,000	California State, 5.25%, 2/1/20	1,210
1,300,000	California State, 5.50%, 4/1/19	1,587
750,000	California State, 5.50%, 8/1/21	881
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	622
320,000	City of Los Angeles CA, 4.00%, 9/1/15	354
250,000	City of Los Angeles CA, 5.25%, 9/1/13 (a) FGIC	266
585,000	Coast Community College District CA, 5.00%, 8/1/23 (a) FSA	671
530,000	Long Beach, CA Unified School District, 5.00%, 8/1/20	643
450,000	Los Angeles, CA Unified School District, 5.00%, 7/1/21	533
200,000	Perris, CA Union High School District, 3.75%, 9/1/13	208
450,000	San Carlos, CA Elementary School District, 0.00%, 10/1/18 (a) MBIA	349

		12,534

Revenue (71%)
Airport/Port (9%)
500,000	City of Long Beach CA, 5.00%, 5/15/17	557
300,000	City of Long Beach CA, 5.00%, 5/15/19	363
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	241
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	361
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	922
750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/17	881
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	398
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/1/18	443

		4,166

Electric & Gas (8%)
550,000	California State Department of Water Resources, 5.00%, 5/1/16	640
450,000	California State Department of Water Resources, 5.00%, 5/1/21	530
500,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/21	626
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	603
400,000	Northern CA Power Agency, 5.00%, 7/1/18	478
665,000	Southern CA, Public Power Authority, 5.00%, 7/1/18	808

		3,685

Principal or Shares	Security Description	Value (000)
Healthcare (4%)
380,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	$380
340,000	California Health Facilities Financing Authority, 5.00%, 10/1/18	411
700,000	City of Newport Beach CA, 5.00%, 12/1/38	723
410,000	City of Torrance CA, 5.00%, 9/1/22	459

		1,973

Industrial Development/Pollution Control (4%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	601
410,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	509
400,000	California Statewide Communities Development Authority, 4.25%, 11/1/33	441
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	451

		2,002

Lease (15%)
240,000	Beverly Hills, CA Public Financing Authority, 4.00%, 6/1/20	280
1,000,000	California Public Works Board, 5.00%, 12/1/21	1,155
410,000	California State Public Works Board, 5.00%, 12/1/18	481
400,000	California State Public Works Board, 5.00%, 12/1/23	479
570,000	California State Public Works Board, 5.00%, 12/1/31	600
1,585,000	California State Public Works Board, 5.00%, 3/1/21	1,896
500,000	County of Los Angeles CA, 5.00%, 3/1/21	589
630,000	County of Orange CA, 5.00%, 6/1/14 (a) MBIA	686
500,000	County of San Diego CA, 5.00%, 10/1/24	558
500,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/1/23	569

		7,293

Recreational (0%)
150,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/16	163
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/1/24	534
Sales Tax (3%)
465,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	505
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	422
365,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/1/18	445

		1,372

Tax Allocation (1%)
85,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (a) FSA	87
400,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/22	417
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	203

		707

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Transportation (4%)
1,000,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	$1,048
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (a) FSA	1,104

		2,152

University (2%)
705,000	University of California, 5.00%, 5/15/18	843
300,000	University of California, 5.00%, 5/15/20	351

		1,194

Water & Sewer (20%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	236
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (a) MBIA	838
475,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/1/16	566
500,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/1/20	627
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/1/24	376
205,000	City of San Luis Obispo CA, 4.00%, 6/1/23	231
325,000	Contra Costa, CA Water District, 5.00%, 10/1/18	396
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (a) FSA	240
700,000	Los Angeles, CA Water & Power, 0.27%, 7/1/34	700
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	602
735,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/20	905
1,000,000	Sacramento County, CA Sanitation District, 0.26%, 12/1/40	1,000
595,000	Sacramento County, CA Sanitation Districts Financing Authority, 3.00%, 12/1/15	637
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (a) FSA	635
200,000	San Diego, CA Public Facilities Financing Authority, 5.00%, 5/15/19	243
500,000	San Diego, CA Public Facilities Financing Authority, 5.25%, 5/15/24	606
500,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	528

		9,366

Total Revenue		34,607

Total Bonds (Cost - $44,552)		47,141

Investment Company (Cost - $772) (2%)
772,379	Dreyfus General CA Municipal Money Market Fund	772

Total (Cost - $45,324) (99%)		47,913
Other Assets, net of Liabilities (1%)		367

Net Assets (100%)		$48,280

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

See notes to financial statements.

Semi-Annual Report	32

Payden Global Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality - percent of value
AAA	14%
AA	22%
A	23%
BBB	24%
BB	17%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Australia (GBP) (2%)
600,000	National Australia Bank Ltd., 5.375%, 12/8/14	$1,051
Australia (USD) (2%)
160,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	161
730,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (a)	741
175,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/1/17 (a) (b)	178
200,000	Rio Tinto Finance USA Ltd., 1.12%, 3/20/15	200
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	224
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	71

		1,575

Bermuda (USD) (0%)
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	137
Brazil (BRL) (1%)
680,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	398
Brazil (USD) (2%)
400,000	Banco Bradesco SA/Cayman Islands 144A, 2.59%, 5/16/14 (a)	401
340,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	357
350,000	Banco do Nordeste do Brasil SA 144A, 3.62%, 11/9/15 (a)	354
230,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (b)	227

		1,339

Canada (USD) (2%)
350,000	Bank of Nova Scotia, 1.85%, 1/12/15	357
95,000	Barrick Gold Corp., 1.75%, 5/30/14	96
400,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (a)	404
120,000	Rogers Communications Inc., 6.375%, 3/1/14	132
115,000	Teck Resources Ltd., 3.85%, 8/15/17	123
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16	208
140,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	150

		1,470

Cayman Islands (EUR) (1%)
300,000	Thames Water Utilities Cayman Finance Ltd., 6.125%, 2/4/13	412
Cayman Islands (USD) (1%)
250,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (a)	256
110,000	Petrobras International Finance Co., 2.87%, 2/6/15	113

		369

Denmark (USD) (1%)
790,000	Danske Bank AS 144A, 1.51%, 4/14/14 (a) (b)	769
France (EUR) (1%)
400,000	RCI Banque SA, 1.66%, 4/7/15	483
France (USD) (3%)
790,000	Banque PSA Finance SA 144A, 2.36%, 4/4/14 (a)	764
500,000	RCI Banque SA 144A, 2.33%, 4/11/14 (a)	485
600,000	Societe Generale 144A, 1.79%, 12/13/13 (a)	589

Principal or Shares	Security Description	Value (000)
110,000	Total Capital International SA, 1.50%, 2/17/17	$110
150,000	Veolia Environnement SA, 5.25%, 6/3/13	156

		2,104

India (USD) (0%)
180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (a)	187
Indonesia (USD) (0%)
200,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a)	200
Israel (USD) (0%)
220,000	Teva Pharmaceutical Finance III BV, 1.70%, 3/21/14	223
Korea, Republic Of (USD) (3%)
670,000	Hyundai Capital Auto Funding Ltd. 144A, 1.24%, 9/20/16 (a)	659
520,000	Korea Finance Corp., 3.25%, 9/20/16	528
350,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (a)	355
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (a)	443

		1,985

Mexico (MXN) (1%)
5,800,000	Mexican Bonos, 7.25%, 12/15/16	484
Mexico (USD) (0%)
100,000	America Movil SAB de CV, 3.62%, 3/30/15	107
150,000	Cemex SAB de CV, 3.25%, 3/15/16	135

		242

Netherlands (EUR) (1%)
507,208	Globaldrive BV 144A, 1.15%, 4/20/19 (a)	672
Netherlands (GBP) (1%)
500,000	Bank Nederlandse Gemeenten, 2.62%, 12/10/13	828
Netherlands (USD) (1%)
300,000	ING Bank NV 144A, 3.75%, 3/7/17 (a)	297
290,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (a)	292

		589

Norway (USD) (0%)
100,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	101
Peru (USD) (0%)
130,000	Banco de Credito del Peru 144A, 6.12%, 4/24/27 (a)	132
Qatar (USD) (2%)
300,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	317
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (a)	273
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (a)	507
200,000	State of Qatar 144A, 3.12%, 1/20/17 (a)	207

		1,304

Singapore (USD) (0%)
200,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.62%, 3/13/15 (a)	201
Spain (USD) (0%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	279
Supranational (NOK) (1%)
5,200,000	Asian Development Bank, 3.37%, 5/20/14	933

33	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Supranational (USD) (1%)
800,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (a)	$854
Switzerland (USD) (1%)
590,000	Credit Suisse New York, 1.42%, 1/14/14	589
United Kingdom (EUR) (1%)
300,000	Gracechurch Card Funding PLC 144A, 1.50%, 2/15/17 (a)	399
300,000	ITV PLC, 10.00%, 6/30/14	453

		852

United Kingdom (GBP) (3%)
200,000	Marks & Spencer PLC, 5.87%, 5/29/12	326
600,000	National Grid PLC, 6.12%, 4/15/14	1,053
250,000	Scottish & Southern Energy PLC, 5.75%, 2/5/14	434

		1,813

United Kingdom (USD) (7%)
510,000	Arkle Master Issuer PLC 144A, 1.64%, 5/17/60 (a)	512
280,000	Barclays Bank PLC, 1.50%, 1/13/14	280
900,000	Fosse Master Issuer PLC 144A, 1.86%, 10/18/54 (a)	906
350,000	Gracechurch Card Funding PLC 144A, 1.05%, 2/15/17 (a)	350
750,000	Granite Master Issuer PLC, 1.10%, 12/17/54	473
540,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (a) (b)	541
300,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (a)	301
610,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	606
380,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	382
200,000	Vodafone Group PLC, 4.15%, 6/10/14	213

		4,564

United States (GBP) (2%)
300,000	Bank of America Corp., 1.14%, 6/11/12	487
470,000	SunTrust Bank, 1.15%, 6/22/12	763

		1,250

United States (USD) (57%)
310,000	AES Corp., 7.75%, 3/1/14	338
130,000	Airgas Inc., 2.85%, 10/1/13	133
490,000	Ally Financial Inc., 4.50%, 2/11/14	496
270,000	American Express Credit Corp., 1.32%, 6/24/14	270
300,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	302
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	198
100,000	Amgen Inc., 1.87%, 11/15/14	102
100,000	Aristotle Holding Inc. 144A, 2.10%, 2/12/15 (a)	102
262,945	Banc of America Mortgage Securities Inc., 2.64%, 10/20/32	264
175,000	Bank of America Corp., 4.90%, 5/1/13	180
200,000	BB&T Corp., 3.375%, 9/25/13	207
260,000	Capital One Financial Corp., 2.12%, 7/15/14	262
110,000	Chesapeake Energy Corp., 7.625%, 7/15/13	115
190,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	194
140,000	Citigroup Inc., 1.35%, 2/15/13	140
100,000	Corn Products International Inc., 3.20%, 11/1/15	105
719,807	Credit Suisse Mortgage Capital Certificates 144A, 1.23%, 2/27/47 (a)	715
480,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (a)	486
260,000	DENTSPLY International Inc., 2.00%, 8/15/13	262
135,000	Digital Realty Trust LP, 4.50%, 7/15/15	142
305,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 4.75%, 10/1/14	331
210,000	Dow Chemical Co., 2.50%, 2/15/16	217
150,000	Duke Realty LP, 5.40%, 8/15/14	160
700,000	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	699

Principal or Shares	Security Description	Value (000)
60,000	Equifax Inc., 4.45%, 12/1/14	$64
160,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	161
180,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (a)	182
973,670	Extended Stay America Trust 144A, 2.95%, 11/5/27 (a)	989
1,053,267	FDIC Structured Sale Guaranteed Notes 144A, 0.96%, 12/4/20 (a)	1,061
695,887	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	709
620,987	FDIC Trust 144A, 2.18%, 5/25/50 (a)	622
500,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	501
1,500,000	FN 468531 ARM, 0.59%, 7/1/16	1,513
1,135,978	FN 995203, 5.00%, 7/1/35	1,236
360,713	FN AE0606 30YR, 4.00%, 11/1/40	382
263,882	FN AJ1407 30YR, 4.00%, 9/1/41	280
370,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	384
100,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	100
100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/1/17	99
510,000	Frontier Communications Corp, 6.25%, 1/15/13	524
378,076	G2 5140 30YR, 4.50%, 8/20/41	415
386,532	G2 5175 30YR, 4.50%, 9/20/41	425
140,000	General Electric Capital Corp., 1.87%, 9/16/13	142
350,000	General Electric Capital Corp., 2.15%, 1/9/15	356
270,000	General Electric Capital Corp., 3.75%, 11/14/14	286
150,000	General Electric Capital Corp., 5.90%, 5/13/14	164
100,000	Gilead Sciences Inc., 2.40%, 12/1/14	104
780,000	Goldman Sachs Group Inc., 1.52%, 2/7/14	764
999,788	GSR Mortgage Loan Trust, 2.65%, 9/25/35	975
771,557	Harborview Mortgage Loan Trust, 2.94%, 12/19/35	534
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	706
420,000	HCP Inc., 2.70%, 2/1/14	426
100,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (a)	103
170,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	181
85,000	International Lease Finance Corp., 4.87%, 4/1/15	85
260,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	269
300,000	JPMorgan Chase & Co., 4.75%, 5/1/13	312
170,000	KeyCorp, 3.75%, 8/13/15	181
575,000	Kinder Morgan Kansas Inc., 6.50%, 9/1/12	584
100,000	Kraft Foods Inc., 5.25%, 10/1/13	106
200,000	Kroger Co., 2.20%, 1/15/17	204
178,320	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	193
450,000	Levi Strauss & Co., 8.875%, 4/1/16	466
110,000	Masco Corp., 4.80%, 6/15/15	113
216,028	MASTR Asset Securitization Trust, 5.00%, 7/25/19	223
460,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (a)	461
330,000	Morgan Stanley, 1.44%, 4/29/13	326
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	260
210,000	NBCUniversal Media LLC, 3.65%, 4/30/15	225
117,643	NCUA Guaranteed Notes, 1.84%, 10/7/20	119
300,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	305
70,000	Phillips 66 144A, 1.95%, 3/5/15 (a)	71
70,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	72
510,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	553
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	164
105,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	107
593,078	Sequoia Mortgage Trust, 3.50%, 4/25/42	610
60,000	Simon Property Group LP, 4.20%, 2/1/15	64
515,000	Steel Dynamics Inc., 7.375%, 11/1/12	528
510,000	Susser Holdings LLC, 8.50%, 5/15/16	561

Semi-Annual Report	34

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	$214
450,000	Tesoro Corp., 6.625%, 11/1/15	461
993,563	Thornburg Mortgage Securities Trust, 1.90%, 3/25/44	930
140,000	Time Warner Inc., 3.15%, 7/15/15	148
80,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	80
2,949,000	U.S. Treasury Note, 0.25%, 2/15/15	2,940
250,000	U.S. Treasury Note, 0.87%, 11/30/16	252
127,000	U.S. Treasury Note, 1.37%, 11/15/12 (c)	128
390,000	Union Bank NA, 2.12%, 12/16/13	397
400,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (a)	416
100,000	Viacom Inc., 4.375%, 9/15/14	108
170,000	Vornado Realty LP, 4.25%, 4/1/15	178
260,000	Wachovia Bank NA, 4.80%, 11/1/14	280
703,829	WaMu Mortgage Pass Through Certificates, 2.57%, 10/25/36	488
160,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	171
460,000	WellPoint Inc., 2.37%, 2/15/17	471
220,000	Wendy’s Co., 10.00%, 7/15/16	240
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	156
70,000	WPX Energy Inc. 144A, 5.25%, 1/15/17 (a)	70

		36,098

Virgin Islands (BRL) (0%)
300,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 (a)	164

Total Bonds (Cost - $64,953)		64,651

Investment Company (Cost - $3,088) (5%)
3,088,315	Payden Cash Reserves Money Market Fund *	3,088

Total (Cost - $68,041) (103%)		67,739
Liabilities in excess of Other Assets (-3%)		(2,082)

Net Assets (100%)		$65,657

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $1,803 and the total market value of the collateral held by the Fund is $1,857. Amounts in 000s.

(c)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Asset:
5/29/2012	Brazilian Real (Sell 141)	HSBC Securities	$6
Liabilities:
5/8/2012	British Pound (Sell 3,115)	HSBC Securities	$(111)
5/8/2012	Euro (Sell 1,935)	Citigroup	(19)
6/18/2012	Euro (Sell 503)	Morgan Stanley	—
5/2/2012	Mexican New Peso (Sell 3,296)	Royal Bank of Scotland	(3)
5/8/2012	Norwegian Krone (Sell 5,499)	Royal Bank of Scotland	(7)

			$(140)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
1	Japan 10 Year Bond Future	Jun-12	$(1,792)	$(6)
12	U.S. Treasury 2 Year Note Future	Jun-12	2,647	3

				$(3)

See notes to financial statements.

35	Payden Mutual Funds

Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value
AAA	16%
AA	18%
A	8%
BBB	34%
BB or below	24%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (83%)
Argentina (USD) (0%)
140,000	Republic of Argentina, 7.00%, 10/3/15	$127
Australia (USD) (0%)
170,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (a)	180
Bermuda (EUR) (1%)
150,000	Fidelity International Ltd., 6.87%, 2/24/17	220
Brazil (BRL) (2%)
590,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	345
337,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	405

		750

Brazil (USD) (4%)
265,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	272
280,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (a)	331
200,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	210
270,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (d)	267
103,000	JBS SA 144A, 10.50%, 8/4/16 (a)	114
115,000	Vale Overseas Ltd., 6.87%, 11/21/36	137
440,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	418

		1,749

Canada (CAD) (1%)
130,000	Canadian Government, 3.75%, 6/1/19	148
240,000	Canadian Government, 5.00%, 6/1/37	347

		495

Canada (EUR) (0%)
125,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	186
Cayman Islands (EUR) (0%)
100,000	Hutchison Whampoa Finance 06 Ltd., 4.62%, 9/21/16	144
Cayman Islands (GBP) (0%)
100,000	Petrobras International Finance Co., 6.25%, 12/14/26	173
Chile (USD) (2%)
280,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	298
100,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (a)	104
430,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (a)	452

		854

Colombia (COP) (1%)
600,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	373
Colombia (USD) (1%)
150,000	BanColombia SA, 6.12%, 7/26/20	160
140,000	Ecopetrol SA, 7.625%, 7/23/19 (d)	176
120,000	Republic of Colombia, 7.375%, 3/18/19	156

		492

Principal or Shares	Security Description	Value (000)
Finland (EUR) (1%)
320,000	Finland Government Bond, 2.75%, 7/4/28	$425
France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	329
France (EUR) (4%)
250,000	AXA SA, 5.25%, 4/16/40	271
120,000	Banque PSA Finance SA, 3.50%, 1/17/14	160
100,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	144
710,000	France Government Bond OAT, 4.25%, 4/25/19	1,053
75,000	French Treasury Note BTAN, 2.00%, 9/25/13	102

		1,730

France (USD) (0%)
150,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (a)	156
Germany (EUR) (3%)
150,000	Bundesobligation, 2.25%, 4/11/14	207
150,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	257
150,000	Bundesrepublik Deutschland, 4.75%, 7/4/34	277
375,000	Bundesschatzanweisungen, 1.00%, 12/14/12	499
120,000	RWE AG, 4.62%, 9/28/49	152

		1,392

Ghana (USD) (1%)
550,000	Republic of Ghana, 8.50%, 10/4/17 (b)	628
Indonesia (IDR) (0%)
1,500,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	210
Indonesia (USD) (1%)
130,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (a)	157
100,000	Republic of Indonesia, 11.625%, 3/4/19 (b)	148

		305

Ireland (EUR) (1%)
250,000	Ardagh Glass Finance PLC, 8.75%, 2/1/20 (b)	330
150,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (b)	213

		543

Italy (EUR) (3%)
100,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	102
800,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/1/20	1,021

		1,123

Japan (JPY) (7%)
60,000,000	Japan Government Ten Year Bond, 1.30%, 12/20/19	791
50,000,000	Japan Government Ten Year Bond, 1.40%, 3/20/20	664
40,000,000	Japan Government Ten Year Bond, 1.80%, 9/20/16	535
15,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	202
60,000,000	Japan Government Twenty Year Bond, 1.90%, 12/20/28	791

		2,983

Semi-Annual Report	36

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
Luxembourg (EUR) (1%)
196,000	Telecom Italia Finance SA, 6.875%, 1/24/13	$269
Malaysia (USD) (0%)
150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (b)	205
Mexico (GBP) (0%)
88,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	155
Mexico (USD) (1%)
126,000	Grupo Televisa SAB, 6.00%, 5/15/18	148
60,000	Petroleos Mexicanos, 6.00%, 3/5/20	69

		217

Netherlands (EUR) (2%)
190,000	Netherlands Government Bond, 3.25%, 7/15/21	276
330,000	Netherlands Government Bond, 4.25%, 7/15/13	458
200,000	UPC Holding BV, 8.00%, 11/1/16 (b)	277

		1,011

Panama (USD) (0%)
62,000	Republic of Panama, 8.875%, 9/30/27	98
Peru (EUR) (0%)
50,000	Republic of Peru, 7.50%, 10/14/14 (b)	75
Peru (USD) (1%)
260,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	269
Philippines (USD) (0%)
5,000	Republic of Philippines, 6.375%, 10/23/34	6
Qatar (USD) (1%)
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	118
140,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (a)	153
200,000	State of Qatar 144A, 3.12%, 1/20/17 (a)	207

		478

Russian Federation (GBP) (1%)
190,000	Gazprom OAO Via Gaz Capital SA, 6.58%, 10/31/13	324
Russian Federation (RUB) (1%)
10,000,000	Russian Foreign Bond - Eurobond, 7.85%, 3/10/18 (b)	357
Russian Federation (USD) (2%)
100,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (a)	113
400,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	395
89,717	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (b)	108
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	221

		837

South Africa (EUR) (1%)
260,000	Republic of South Africa, 4.50%, 4/5/16	370
South Africa (USD) (0%)
200,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (a)	216
Sweden (SEK) (3%)
8,000,000	Sweden Government Bond, 3.00%, 7/12/16 (d)	1,270
Switzerland (EUR) (1%)
170,000	UBS AG Jersey, 4.50%, 9/16/19	218
United Kingdom (EUR) (3%)
170,000	Barclays Bank PLC, 4.00%, 1/12/21 (b)	247
200,000	BAA Funding Ltd., 4.60%, 9/30/14 (b)	282
125,000	Experian Finance PLC, 4.75%, 2/4/20	190
100,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	162

Principal or Shares	Security Description	Value (000)
115,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	$131
150,000	Standard Chartered Bank, 5.875%, 9/26/17	215

		1,227

United Kingdom (GBP) (6%)
110,000	Aviva PLC, 6.12%, 11/14/36	144
75,000	Barclays Bank PLC, 6.75%, 1/16/23	114
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	217
110,000	HSBC Bank PLC, 5.375%, 11/4/30	167
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	177
100,000	Next PLC, 5.37%, 10/26/21	171
100,000	Standard Chartered Bank, 6.00%, 1/25/18	162
160,000	United Kingdom Gilt, 4.25%, 12/7/49	310
260,000	United Kingdom Gilt, 4.25%, 3/7/36	493
330,000	United Kingdom Gilt, 4.75%, 3/7/20	656
100,000	Virgin Media Secured Finance PLC, 5.50%, 1/15/21	170

		2,781

United Kingdom (USD) (1%)
95,000	Lloyds TSB Bank PLC, 4.20%, 3/28/2017	96
190,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	191

		287

United States (EUR) (1%)
200,000	Reynolds Group Issuer Inc., 7.75%, 10/15/16 (b)	278
United States (USD) (22%)
115,000	Altria Group Inc., 4.75%, 5/5/21	127
100,000	Amgen Inc., 3.87%, 11/15/21	105
100,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	103
100,000	Bank of America Corp., 3.70%, 9/1/15	101
15,881	Bear Stearns Alt-A Trust, 2.87%, 6/25/34	15
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	233
90,000	CBS Corp., 5.75%, 4/15/20	105
145,000	Chubb Corp., 6.37%, 3/29/67	149
315,000	Citigroup Inc., 6.01%, 1/15/15	341
185,000	Coventry Health Care Inc., 5.45%, 6/15/21	209
200,000	Digital Realty Trust LP, 5.87%, 2/1/20	221
150,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc. 144A, 2.40%, 3/15/17 (a)	151
152,000	Dow Chemical Co., 9.40%, 5/15/39	238
420,000	FNMA 4.50%, 30YR TBA (c)	450
145,000	General Electric Capital Corp., 5.875%, 1/14/38	163
65,000	General Electric Capital Corp., 6.37%, 11/15/67	67
64,276	Greenpoint Mortgage Funding Trust, 0.51%, 6/25/45	22
215,000	Health Care REIT Inc., 4.95%, 1/15/21	224
30,378	Indymac Index Mortgage Loan Trust, 2.83%, 10/25/34	25
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	115
80,000	Kraft Foods Inc., 6.50%, 2/9/40	101
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	77
130,000	Merrill Lynch & Co. Inc., 6.875%, 4/25/18	145
115,000	MetLife Inc., 10.75%, 8/1/39	160
45,000	MetLife Inc., 6.40%, 12/15/36	44
95,000	NBCUniversal Media LLC, 4.375%, 4/1/21	104
155,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	159
152,000	Prudential Financial Inc., 7.375%, 6/15/19	189
185,000	Ryder System Inc., 3.50%, 6/1/17	196
105,000	Safeway Inc., 7.25%, 2/1/31	120
150,000	Sempra Energy, 9.80%, 2/15/19	208
110,000	State Street Corp., 4.95%, 3/15/18	117
159,905	Structured Adjustable Rate Mortgage Loan Trust, 2.84%, 10/25/34	132
269,813	Thornburg Mortgage Securities Trust, 0.97%, 9/25/44	244

37	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
205,000	Time Warner Inc., 4.00%, 1/15/22	$216
1,150,000	U.S. Treasury Note, 0.12%, 8/31/13	1,148
400,000	U.S. Treasury Note, 0.37%, 6/30/13	401
170,000	U.S. Treasury Note, 0.87%, 1/31/17	171
130,000	U.S. Treasury Note, 3.12%, 5/15/21	145
500,000	U.S. Treasury Note, 4.375%, 11/15/39	627
200,000	U.S. Treasury Note, 5.25%, 2/15/29 (e)	272
140,000	U.S. Treasury Note, 5.375%, 2/15/31	196
162,000	Verizon Communications Inc., 8.75%, 11/1/18	222
195,000	Vornado Realty LP, 4.25%, 4/1/15	204
80,000	Wachovia Corp., 5.50%, 8/1/35	85
210,000	Wachovia Corp., 5.625%, 10/15/16	237
240,000	WellPoint Inc., 2.37%, 2/15/17	246
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	125
75,000	Yum! Brands Inc., 6.87%, 11/15/37	98

		9,553

Uruguay (USD) (1%)
170,000	Republic of Uruguay, 6.875%, 9/28/25	223

Total Bonds (Cost - $35,175)		36,291

Investment Company (Cost - $9,308) (21%)
176,983	Payden Emerging Markets Local Bond Fund Investor Class *	1,802
726,841	Payden High Income Fund Investor Class *	5,182
2,282,990	Payden Cash Reserves Money Market Fund *	2,283

		9,267

Total (Cost - $44,483) (104%)		45,558
Liabilities in excess of Other Assets (-4%)		(1,726)

Net Assets (100%)		$43,832

*	Affiliated investments

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $1,699 and the total market value of the collateral held by the Fund is $1,832. Amounts in 000s.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
6/22/2012	Australian Dollar (Buy 15)	Royal Bank of Scotland	$—
5/29/2012	Brazilian Real (Sell 822)	HSBC Securities	38
5/23/2012	Canadian Dollar (Buy 335)	RBC Capital	4

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
6/22/2012	Euro (Buy 1,142)	RBC Capital	$1
5/15/2012	Indonesian Rupiah (Sell 2,057,000)	Morgan Stanley	4
6/22/2012	Japanese Yen (Buy 64,100)	Barclays	33
6/13/2012	Malaysian Ringgit (Buy 1,480)	Barclays	2
7/19/2012	Singapore Dollar (Buy 1,053)	Morgan Stanley	14
5/8/2012	Swedish Krona (Sell 8,672)	Royal Bank of Scotland	2
6/22/2012	Swiss Franc (Buy 266)	Royal Bank of Scotland	1

			$99

Liabilities:
5/8/2012	Australian Dollar (Sell 329)	Royal Bank of Scotland	$(6)
6/22/2012	Australian Dollar (Buy 314)	Royal Bank of Scotland	(4)
5/8/2012	British Pound (Sell 2,062)	HSBC Securities	(73)
6/22/2012	British Pound (Sell 105)	HSBC Securities	(4)
6/27/2012	British Pound (Sell 304)	Barclays	(12)
5/8/2012	Canadian Dollar (Sell 975)	Royal Bank of Scotland	(9)
6/22/2012	Canadian Dollar (Buy 120)	Royal Bank of Scotland	—
5/8/2012	Euro (Sell 8,624)	Citigroup/ Morgan Stanley/ RBC Capital	(88)
6/18/2012	Euro (Sell 1,377)	Morgan Stanley	(1)
5/8/2012	Japanese Yen (Sell 302,800)	Barclays	(124)
5/30/2012	Russian Ruble (Sell 10,800)	HSBC Securities	(6)
5/8/2012	Swiss Franc (Sell 266)	Royal Bank of Scotland	(3)
6/27/2012	Swiss Franc (Sell 600)	Barclays	(2)

			$(332)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
1	Canadian 10 Year Bond Future	Jun-12	$134	$ —
12	Euro Bobl Future	Jun-12	(1,990)	(20)
7	Euro Bund Future	Jun-12	187	9
44	Euro-Schatz Future	Jun-12	6,441	15
5	Long Gilt Future	Jun-12	(563)	(2)
2	U.S. Treasury 2 Year Note Future	Jun-12	441	1
25	U.S. Treasury 5 Year Note Future	Jun-12	(123)	(2)
35	U.S. Treasury 10 Year Note Future	Jun-12	(4,630)	(47)
12	U.S. Treasury 20 Year Note Future	Jun-12	(1,715)	(23)
9	U.S. Ultra Long Bond Future	Jun-12	474	6

				$(63)

See notes to financial statements.

Semi-Annual Report	38

Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value
AAA	1%
A	2%
BBB	39%
BB	26%
B	32%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (USD) (5%)
4,190,000	City of Buenos Aires Argentina 144A, 9.95%, 3/1/17 (a)	$3,740
6,730,000	Provincia de Cordoba, 12.37%, 8/17/17 (b)	5,362
22,030,000	Republic of Argentina, 2.50%, 12/31/38	7,490
12,940,000	Republic of Argentina, 7.00%, 10/3/15	11,775
5,560,200	Republic of Argentina, 8.28%, 12/31/33	4,003
11,860,000	Republic of Argentina, 8.75%, 6/2/17 (c)	11,006

		43,376

Brazil (BRL) (2%)
13,080,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	6,658
770,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	926
4,937,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/50	6,896
4,800,000	Credit Suisse Nassau 144A, 6.00%, 5/19/15 (a)	5,774

		20,254

Brazil (USD) (7%)
3,550,000	Banco do Brasil SA/Cayman 144A, 6.00%, 1/22/20 (a)	4,082
3,950,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	4,059
3,950,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (a)	4,054
5,365,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (b)	5,557
4,210,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a) (c)	4,063
3,800,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	3,990
1,080,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (c)	1,067
2,360,000	JBS SA 144A, 10.50%, 8/4/16 (a) (c)	2,608
3,630,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (a)	3,775
3,850,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a)	4,014
7,095,000	Republic of Brazil, 7.125%, 1/20/37	10,022
3,400,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (a)	3,570
4,590,000	Vale Overseas Ltd., 8.25%, 1/17/34	6,146
3,940,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	3,743

		60,750

Belarus (USD) (1%)
8,440,000	Republic of Belarus, 8.75%, 8/3/15	8,018
Canada (USD) (0%)
3,320,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (a)	3,635
Cayman Islands (USD) (1%)
3,700,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (a)	3,996
2,840,000	Mongolian Mining Corp. 144A, 8.87%, 3/29/17 (a) (c)	2,854

		6,850

Principal or Shares	Security Description	Value (000)
Chile (USD) (1%)
5,570,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	$5,938
1,940,000	Empresa Nacional del Petroleo 144A, 4.75%, 12/6/21 (a)	2,015
1,300,000	Empresa Nacional del Petroleo, 5.25%, 8/10/20 (b)	1,400
2,050,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (a)	2,153

		11,506

Colombia (COP) (1%)
6,398,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	3,973
Colombia (USD) (5%)
7,560,000	BanColombia SA, 6.12%, 7/26/20 (c)	8,089
6,470,000	Ecopetrol SA, 7.625%, 7/23/19	8,155
9,350,000	Republic of Colombia, 7.375%, 3/18/19	12,178
7,030,000	Republic of Colombia, 7.375%, 9/18/37	10,151
3,970,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	4,098

		42,671

Dominican Republic (USD) (3%)
5,350,000	AES Andres Dominicana / Itabo Dominicana 144A, 9.50%, 11/12/20 (a)	5,671
16,640,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (a)	17,655

		23,326

Georgia (USD) (2%)
3,650,000	Georgian Railway LLC, 9.87%, 7/22/15	3,960
10,880,000	Republic of Georgia 144A, 6.87%, 4/12/21 (a)	11,886

		15,846

Ghana (GHC) (1%)
6,375,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (a)	3,493
4,500,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (a)	2,466

		5,959

Ghana (USD) (2%)
14,110,000	Republic of Ghana, 8.50%, 10/4/17 (b)	16,121
Hong Kong (NGN) (0%)
170,000,000	Standard Chartered Bank Hong Kong Ltd., 0.00%, 2/7/13	960
Hong Kong (USD) (0%)
4,040,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (a) (c)	3,848
India (USD) (1%)
6,430,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (a)	5,996
Indonesia (USD) (7%)
4,080,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a)	4,080
10,080,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (a)	12,146
3,190,000	Majapahit Holding BV, 7.87%, 6/29/37 (b) (c)	3,988
9,490,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	9,870
1,740,000	Pertamina Persero PT 144A, 6.00%, 5/3/42 (a)	1,714

39	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
5,980,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (a)	$6,152
5,270,000	Republic of Indonesia, 5.87%, 3/13/20 (b)	6,034
9,610,000	Republic of Indonesia, 8.50%, 10/12/35 (b)	14,031

		58,015

Kazakhstan (USD) (4%)
7,470,000	Development Bank of Kazakhstan JSC 144A, 5.50%, 12/20/15 (a)	8,012
3,930,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (a) (c)	3,989
7,280,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (a)	8,099
9,760,000	KazMunayGas National Co. 144A, 11.75%, 1/23/15 (a)	11,910

		32,010

Lithuania (USD) (1%)
6,700,000	Republic of Lithuania, 7.37%, 2/11/20 (b)	7,889
Luxembourg (USD) (1%)
600,000	Minerva Luxembourg SA 144A, 12.25%, 2/10/22 (a) (c)	642
5,640,000	VTB Bank OJSC Via VTB Capital SA 144A, 6.00%, 4/12/17 (a)	5,770

		6,412

Mexico (MXN) (3%)
36,960,000	Mexican Bonos, 10.00%, 12/5/24	3,735
91,470,000	Mexican Bonos, 8.50%, 11/18/38	7,952
91,871,593	Mexican Udibonos, 5.00%, 6/16/16	8,002
66,790,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	5,262

		24,951

Mexico (USD) (5%)
4,100,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (a) (c)	3,854
4,970,000	Grupo Televisa SAB, 6.625%, 3/18/25	6,106
9,160,000	Mexico Government International Bond, 6.75%, 9/27/34	12,251
6,900,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	8,159
7,220,000	Petroleos Mexicanos, 5.50%, 1/21/21	8,072
3,800,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (a)	4,047

		42,489

Netherlands (RUB) (2%)
410,000,000	ING Americas Issuance BV, 7.54%, 4/14/21	13,926
Panama (USD) (1%)
2,990,000	Republic of Panama, 6.70%, 1/26/36	4,025
4,920,000	Republic of Panama, 9.375%, 4/1/29	8,069

		12,094

Peru (USD) (4%)
3,840,000	Banco de Credito del Peru 144A, 6.12%, 4/24/27 (a) (c)	3,888
3,710,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (a)	4,007
1,870,000	Corp Pesquera Inca SAC, 9.00%, 2/10/17 (b)	2,020
12,380,000	Republic of Peru, 6.55%, 3/14/37	16,323
2,790,000	Republic of Peru, 7.35%, 7/21/25	3,878
2,410,000	Republic of Peru, 8.75%, 11/21/33	3,874

		33,990

Philippines (USD) (5%)
8,160,000	Republic of Philippines, 6.375%, 10/23/34	10,169
11,497,000	Republic of Philippines, 7.75% 1/14/31	16,067
8,930,000	Republic of Philippines, 8.375%, 6/17/19	11,966

		38,202

Principal or Shares	Security Description	Value (000)
Poland (USD) (1%)
7,490,000	Republic of Poland, 5.00%, 3/23/22	$8,052
3,390,000	Republic of Poland, 6.375%, 7/15/19	3,996

		12,048

Qatar (USD) (1%)
4,950,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	5,834
3,620,000	State of Qatar 144A, 5.75%, 1/20/42 (a)	4,045

		9,879

Romania (USD) (1%)
11,490,000	Romanian Government International Bond 144A, 6.75%, 2/7/22 (a)	12,122
Russian Federation (USD) (6%)
4,200,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	4,121
3,500,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (b) (c)	4,056
5,300,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (a)	6,002
8,080,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	7,989
5,800,000	Russian Foreign Bond - Eurobond 144A, 5.62%, 4/4/42 (a)	6,169
3,670,800	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (b)	4,410
5,570,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	6,155
7,420,000	Vnesheconombank Via VEB Finance PLC, 6.90%, 7/9/20 (b)	8,208

		47,110

Saudi Arabia (USD) (0%)
3,700,000	Abu Dhabi National Energy Co. 144A, 5.87%, 12/13/21 (a)	4,001
Senegal (USD) (1%)
5,080,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	5,509
Serbia (USD) (1%)
3,850,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	4,091
South Africa (USD) (2%)
7,570,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (a) (c)	8,176
7,030,000	Republic of South Africa, 5.50%, 3/9/20	8,032

		16,208

South Africa (ZAR) (1%)
25,700,000	Republic of South Africa, 10.50%, 12/21/26	3,967
Sri Lanka (USD) (2%)
5,165,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	5,217
8,740,000	Republic of Sri Lanka 144A, 6.25%, 10/4/20 (a)	8,937

		14,154

Turkey (USD) (4%)
1,350,000	Export Credit Bank of Turkey 144A, 5.87%, 4/24/19 (a)	1,363
3,680,000	Republic of Turkey, 6.25%, 9/26/22	4,094
3,570,000	Republic of Turkey, 6.87%, 3/17/36	4,061
6,910,000	Republic of Turkey, 7.00%, 6/5/20	8,119
3,330,000	Republic of Turkey, 7.375%, 2/5/25	4,021
3,270,000	Republic of Turkey, 7.50%, 11/7/19	3,940
3,150,000	Republic of Turkey, 8.00%, 2/14/34	4,024

		29,622

Ukraine (USD) (4%)
4,120,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	3,832

Semi-Annual Report	40

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
8,810,000	Ukraine Government International Bond, 6.58%, 11/21/16 (b)	$8,149
8,820,000	Ukraine Government International Bond, 6.75%, 11/14/17 (b)	7,960
9,900,000	Ukraine Government International Bond, 7.65%, 6/11/13 (b) (c)	9,851

		29,792

United Kingdom (NGN) (2%)
1,425,000,000	Barclays Bank PLC, 0.00%, 5/3/13	7,829
1,280,000,000	Standard Chartered Bank 144A, 0.00%, 2/7/13 (a)	7,228

		15,057

Uruguay (UYU) (1%)
70,087,062	Republic of Uruguay, 4.25%, 4/5/27	3,922
135,326,081	Republic of Uruguay, 5.00%, 9/14/18	7,961

		11,883

Venezuela (USD) (6%)
1,900,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	1,738
6,830,000	Republic of Venezuela, 5.75%, 2/26/16 (b)	6,215
21,900,000	Republic of Venezuela, 6.00%, 12/9/20 (b)	16,972
2,850,000	Republic of Venezuela, 7.00%, 3/31/38 (b)	2,052
11,020,000	Republic of Venezuela, 7.65%, 4/21/25	8,596
10,400,000	Republic of Venezuela, 8.25%, 10/13/24 (b)	8,580
4,615,000	Republic of Venezuela, 9.25%, 9/15/27	4,107

		48,260

Virgin Islands (BRL) (0%)
4,120,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 (a)	2,256

Total Bonds (Cost - $780,985)		809,026

Investment Company (Cost - $44,061) (5%)
44,061,035	Payden Cash Reserves Money Market Fund *	44,061

Total (Cost - $825,046) (103%)		853,087
Liabilities in excess of Other Assets (-3%)		(25,745)

Net Assets (100%)		$827,342

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $16,994 and the total market value of the collateral held by the Fund is $17,731. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/29/2012	Brazilian Real (Sell 2,745)	HSBC Securities	$125
6/18/2012	Euro (Sell 1,425)	Royal Bank of Scotland	10
5/16/2012	Hungarian Forint (Buy 2,008,700)	Credit Suisse	278
6/13/2012	Malaysian Ringgit (Buy 23,150)	Morgan Stanley	2
5/29/2012	Mexican New Peso (Sell 25,720)	Royal Bank of Scotland	14
7/25/2012	Philippine Peso (Buy 344,590)	Morgan Stanley	51
6/14/2012	Polish Zloty (Buy 23,960)	Barclays	61
7/19/2012	Singapore Dollar (Buy 9,613)	Morgan Stanley	129

			$670

Liabilities:
7/25/2012	British Pound (Sell 5,013)	Royal Bank of Scotland	$(58)
5/2/2012	Colombian Peso (Buy 527,508)	Royal Bank of Scotland	(1)
6/18/2012	Euro (Sell 23,241)	Royal Bank of Scotland	(211)
5/16/2012	Hungarian Forint (Sell 2,008,700)	Morgan Stanley	(311)
4/30/2012	Nigerian Naira (Buy 151,284)	Standard Chart	(2)
5/10/2012	Nigerian Naira (Buy 1,226,327)	Barclays	(60)

			$(643)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
18	U.S. Treasury 10 Year Note Future	Jun-12	$2,381	$26
61	U.S. Ultra Long Bond Future	Jun-12	9,627	141

				$167

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	9.34%	BZDIOVRA	Jan-14	BRL 79,570	$414
Barclays	10.42%	BZDIOVRA	Jan-17	BRL 10,830	114
Credit Suisse	6.35%	MXIBTIIE	Apr-22	MXN 135,000	2
JPMorgan	3.32%	KLIB3M	Jan-17	MYR 47,000	(102)

					$428

BZDIOVRA	Brazil Cetip Interbank Deposit Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day
KLIB3M	Klilbor Interbank Offered Rate Fixing 3 Month

See notes to financial statements.

41	Payden Mutual Funds

Payden Emerging Markets Local Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in foreign and U.S. currencies.

Credit Quality - percent of value
AAA	1%
A	26%
BBB	39%
BB	25%
B	9%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (USD) (1%)
640,000	City of Buenos Aires Argentina 144A, 9.95%, 3/1/17 (a)	$571
570,000	Republic of Argentina, 7.00%, 10/3/15	519

		1,090

Brazil (BRL) (5%)
860,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	503
900,000	Brasil Telecom SA 144A, 9.75%, 9/15/16 (a)	502
400,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/20	504
788,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/50	1,101
340,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/15	182
1,150,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	605
900,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	458
840,000	Itau Unibanco Holding SA 144A, 10.50%, 11/23/15 (a)	491
1,530,000	Republic of Brazil, 8.50%, 1/5/24	826

		5,172

Brazil (USD) (2%)
600,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a)	626
490,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (a)	515
530,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	504

		1,645

Cayman Islands (USD) (1%)
480,000	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (b)	509
480,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (a)	518
360,000	Mongolian Mining Corp. 144A, 8.87%, 3/29/17 (a) (c)	362

		1,389

Chile (USD) (0%)
480,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	512
Colombia (COP) (3%)
788,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	489
892,000,000	Empresas Publicas de Medellin ESP 144A, 8.37%, 2/1/21 (a)	544
1,147,000,000	Republic of Colombia, 7.75%, 4/14/21	801
1,242,000,000	Republic of Colombia, 9.85%, 6/28/27	1,030

		2,864

Colombia (USD) (1%)
570,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	588

Principal or Shares	Security Description	Value (000)
Dominican Republic (USD) (1%)
500,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (a)	$531
Georgia (USD) (0%)
470,000	Georgian Railway LLC, 9.87%, 7/22/15	510
Germany (IDR) (3%)
15,500,000,000	Deutsche Bank AG London 144A, 8.25%, 7/19/21 (a)	1,958
7,200,000,000	Deutsche Bank AG/London, 8.37%, 9/17/26	918

		2,876

Germany (RUB) (2%)
52,000,000	Deutsche Bank AG London 144A, 7.60%, 4/17/21 (a)	1,766
Ghana (GHC) (0%)
690,000	Citigroup Funding Inc., 13.30%, 10/2/13	358
140,000	Ghana Government Bond, 13.30%, 9/30/13	73

		431

Hong Kong (USD) (0%)
200,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (a)	191
Indonesia (IDR) (3%)
12,800,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	1,791
9,620,000,000	JPMorgan Chase Bank NA, 10.00%, 7/18/17	1,268

		3,059

Indonesia (USD) (0%)
420,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a)	420
Luxembourg (RUB) (1%)
18,600,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.70%, 3/17/16	652
Malaysia (MYR) (8%)
1,890,000	Malaysia Government Bond, 3.74%, 2/27/15	634
6,130,000	Malaysia Government Bond, 4.01%, 9/15/17	2,090
7,610,000	Malaysia Government Bond, 4.26%, 9/15/16	2,615
7,470,000	Malaysia Government Bond, 4.37%, 11/29/19	2,617
2,360,000	Malaysia Government Bond, 4.39%, 4/15/26	827

		8,783

Mexico (MXN) (12%)
12,370,000	Mexican Bonos, 7.25%, 12/15/16	1,032
12,690,000	Mexican Bonos, 7.50%, 6/3/27	1,039
15,010,000	Mexican Bonos, 8.00%, 6/11/20	1,312
11,770,000	Mexican Bonos, 8.50%, 11/18/38	1,023
24,030,000	Mexican Bonos, 9.50%, 12/18/14	2,063
15,800,000	Mexican Bonos, 10.00%, 11/20/36	1,573
20,670,000	Mexican Bonos, 10.00%, 12/5/24	2,089
17,841,454	Mexican Udibonos, 5.00%, 6/16/16	1,554
9,920,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	782

		12,467

Semi-Annual Report	42

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
Peru (PEN) (2%)
1,350,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	$568
2,290,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	1,027
1,170,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	555

		2,150

Peru (USD) (0%)
490,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (a)	529
Philippines (PHP) (1%)
22,000,000	Republic of Philippines, 4.95%, 1/15/21	538
Philippines (USD) (0%)
90,000	Republic of Philippines, 8.25%, 1/15/14	99
Poland (PLN) (8%)
3,230,000	Poland Government Bond, 5.00%, 4/25/16	1,032
6,600,000	Poland Government Bond, 5.25%, 10/25/17	2,125
6,590,000	Poland Government Bond, 5.50%, 10/25/19	2,129
3,170,000	Poland Government Bond, 5.50%, 4/25/15	1,027
1,910,000	Poland Government Bond, 5.75%, 4/25/14	618
4,880,000	Poland Government Bond, 5.75%, 9/23/22	1,584

		8,515

Russian Federation (RUB) (3%)
78,500,000	Citigroup Funding Inc., 6.90%, 8/5/16	2,643
30,000,000	Russian Foreign Bond - Eurobond, 7.85%, 3/10/18 (b)	1,071

		3,714

Russian Federation (USD) (1%)
510,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	500
480,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	530

		1,030

South Africa (ZAR) (9%)
16,650,000	Republic of South Africa, 6.25%, 3/31/36	1,608
22,000,000	Republic of South Africa, 6.75%, 3/31/21	2,676
12,540,000	Republic of South Africa, 7.25%, 1/15/20	1,591
17,030,000	Republic of South Africa, 10.50%, 12/21/26	2,629
6,700,000	Republic of South Africa, 13.50%, 9/15/15	1,046

		9,550

Thailand (THB) (6%)
73,600,000	Thailand Government Bond, 3.12%, 12/11/15 (c)	2,356
39,300,000	Thailand Government Bond, 3.62%, 5/22/15	1,281
47,300,000	Thailand Government Bond, 3.87%, 6/13/19	1,560
26,800,000	Thailand Government Bond, 5.12%, 3/13/18	934

		6,131

Turkey (TRY) (10%)
2,680,000	Turkey Government Bond, 0.00%, 5/15/13	1,387
3,275,049	Turkey Government Bond, 4.50%, 2/11/15	1,960
2,420,000	Turkey Government Bond, 8.00%, 10/9/13	1,353
1,890,000	Turkey Government Bond, 8.00%, 6/4/14	1,054
930,000	Turkey Government Bond, 9.00%, 1/27/16	528
1,370,000	Turkey Government Bond, 9.50%, 1/12/22	800
1,680,000	Turkey Government Bond, 10.00%, 4/10/13	963
4,050,000	Turkey Government Bond, 10.50%, 1/15/20	2,478

		10,523

United Kingdom (BRL) (4%)
790,000	Barclays Bank PLC, 10.00%, 2/22/13	423
1,160,000	Barclays Bank PLC, 10.00%, 2/22/13	623
2,000,000	Barclays Bank PLC, 10.00%, 3/8/13	1,052
2,000,000	Barclays Bank PLC, 10.00%, 3/8/13	1,018

Principal or Shares	Security Description	Value (000)
1,170,000	Barclays Bank PLC, 6.00%, 2/22/13	$1,407

		4,523

United Kingdom (IDR) (2%)
10,200,000,000	Standard Chartered Bank 144A, 7.37%, 9/15/16 (a)	1,207
11,400,000,000	Standard Chartered Bank 144A, 8.37%, 9/17/26 (a)	1,453

		2,660

United Kingdom (NGN) (2%)
75,000,000	Barclays Bank PLC, 0.00%, 5/3/13	412
280,000,000	Standard Chartered Bank 144A, 0.00%, 2/7/13 (a)	1,581

		1,993

United States (IDR) (0%)
1,500,000,000	JPMorgan Chase Bank NA 144A, 8.37%, 9/17/26 (a)	191
United States (RUB) (2%)
29,000,000	Citigroup Funding Inc., 6.90%, 8/5/16	976
30,000,000	JPMorgan Chase Bank NA 144A, 7.60%, 4/16/21 (a)	1,019

		1,995

Uruguay (UYU) (2%)
9,885,381	Republic of Uruguay, 4.25%, 4/5/27	553
27,561,105	Republic of Uruguay, 5.00%, 9/14/18	1,621

		2,174

Venezuela (USD) (1%)
1,160,000	Republic of Venezuela, 5.75%, 2/26/16 (b)	1,056
Virgin Islands (BRL) (0%)
860,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 (a)	471

Total Bonds (Cost - $103,818)		102,788

Investment Company (Cost - $2,854) (3%)
69,930	Payden Emerging Markets Bond Fund Investor Class *	1,018
1,854,099	Payden Cash Reserves Money Market Fund *	1,854

		2,872

Total (Cost - $106,672) (99%)		105,660
Other Assets, net of Liabilities (1%)		979

Net Assets (100%)		$106,639

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $1,024 and the total market value of the collateral held by the Fund is $1,074. Amounts in 000s.

43	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/25/2012	Colombian Peso (Buy 4,271,000)	Barclays	$36
5/16/2012	Hungarian Forint (Buy 1,323,100)	Credit Suisse/ Morgan Stanley	163
6/13/2012	Malaysian Ringgit (Buy 8,570)	Morgan Stanley	1
7/25/2012	Philippine Peso (Buy 45,220)	Morgan Stanley	7
6/14/2012	Polish Zloty (Buy 8,940)	Barclays	23
5/30/2012	Russian Ruble (Buy 95,720)	HSBC Securities	44
7/19/2012	Singapore Dollar (Buy 1,341)	Morgan Stanley	18
7/25/2012	South African Rand (Buy 9,953)	Morgan Stanley	8
5/17/2012	Turkish Lira (Buy 365)	Morgan Stanley	7

			$307

Liabilities:
4/27/2012	Brazilian Real (Buy 1,519)	HSBC Securities	$(14)
5/29/2012	Brazilian Real (Buy 5,807)	HSBC Securities	(247)
7/25/2012	British Pound (Sell 653)	Royal Bank of Scotland	(8)
6/18/2012	Euro (Sell 3,271)	Royal Bank of Scotland	(30)
4/27/2012	Ghanian Cedi (Sell 554)	Citigroup	(3)
5/2/2012	Indonesian Rupiah (Sell 3,808,242)	JP Morgan Chase	(1)
5/15/2012	Indonesian Rupiah (Buy 13,763,000)	Morgan Stanley	(7)
5/29/2012	Mexican New Peso (Buy 13,853)	Royal Bank of Scotland	(9)
5/10/2012	Nigerian Naira (Buy 64,544)	Barclays	(3)
5/29/2012	Thai Bat (Buy 46,200)	Barclays	(2)

			$(324)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.34%	KLIB3M	Jan-17	MYR	7,800	$(14)
Barclays	9.34%	BZDIOVRA	Jan-14	BRL	10,250	53
Credit Suisse	6.35%	MXIBTIIE	Apr-22	MXN	26,000	1
UBS Warburg	9.37%	BZDIOVRA	Jan-17	BRL	12,419	70

						$110

KLIB3M	Klilbor Interbank Offered Rate Fixing 3 Month
KWCDC	KRW 3 Month Certificate of Deposit
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day
WIBR6M	Warsaw Interbank 6 Months Offered Rate

See notes to financial statements.

Semi-Annual Report	44

Payden Value Leaders Fund

The Fund seeks growth of capital and some current income by generally investing in large cap value stocks with up to 20% in foreign corporations.

Portfolio Composition - percent of value
Utility	17%
Energy	15%
Financial	13%
REIT	10%
Telecommunication	8%
Other	37%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stock (100%)
Consumer Discretionary (7%)
25,600	Buckle Inc. (a)	$1,182
161,600	Cablevision Systems Corp.	2,395
29,400	General Motors Co. (a)	1,148
108,800	Leggett & Platt Inc. (a)	2,369
23,800	Ltd. Brands Inc.	1,183

		8,277

Consumer Staple (6%)
94,900	Altria Group Inc. (b)	3,057
18,000	Kimberly-Clark Corp.	1,412
58,100	Reynolds American Inc.	2,372

		6,841

Energy (17%)
38,900	Buckeye Partners LP	2,196
34,400	ConocoPhillips	2,464
16,800	Diamond Offshore Drilling Inc. (a)	1,152
77,100	Enbridge Energy Partners LP	2,382
50,700	Energy Transfer Equity LP	2,127
22,600	Enterprise Products Partners LP (a)	1,165
30,300	Plains All American Pipeline LP	2,482
47,000	Regency Energy Partners LP	1,183
56,800	Targa Resources Partners LP	2,444
52,100	Williams Partners LP	2,993

		20,588

Financial (15%)
112,000	Ares Capital Corp.	2,901
55,400	Federated Investors Inc. (a)	1,223
104,800	First Republic Bank (a)	2,721
109,600	Public Storage (a)	2,835
109,400	US Bancorp	2,960
140,900	Valley National Bancorp (a)	1,775
112,900	Vornado Realty Trust (a)	3,061

		17,476

Healthcare (6%)
53,900	Bristol-Myers Squibb Co.	1,799
77,500	Merck & Co. Inc.	3,041
106,200	Pfizer Inc.	2,435

		7,275

Industrial (6%)
120,800	General Electric Co.	2,365
33,200	Lockheed Martin Corp.	3,006
32,500	Waste Management Inc.	1,112

		6,483

Material (2%)
34,400	Dow Chemical Co.	1,166
30,300	Freeport-McMoRan Copper & Gold Inc.	1,161

		2,327

Principal or Shares	Security Description	Value (000)
Real Estate Investment Trust (11%)
63,100	BioMed Realty Trust Inc.	$1,251
168,500	Duke Realty Corp.	2,497
29,200	HCP Inc.	1,210
55,200	Health Care REIT Inc.	3,128
25,300	Home Properties Inc.	1,545
69,600	Liberty Property Trust	2,537
28,000	Plum Creek Timber Co. Inc.	1,177

		13,345

Technology (2%)
77,900	Paychex Inc.	2,413
Telecommunication (9%)
91,200	AT&T Inc.	3,001
70,700	CenturyLink Inc.	2,726
71,900	Verizon Communications Inc.	2,903
210,300	Windstream Corp.	2,364

		10,994

Utility (19%)
94,000	Ameren Corp.	3,082
78,200	American Electric Power Co. Inc.	3,037
62,300	Exelon Corp.	2,430
26,800	FirstEnergy Corp.	1,255
34,200	Integrys Energy Group Inc.	1,869
157,900	Pepco Holdings Inc.	2,988
75,800	PPL Corp.	2,073
61,300	Public Service Enterprise Group Inc.	1,909
27,000	Southern Co.	1,240
68,000	TECO Energy Inc.	1,225
43,100	Westar Energy Inc.	1,237

		22,345

Total Stock (Cost - $113,475)		118,364

Investment Company (Cost - $15,817) (13%)
15,816,601	Payden Cash Reserves Money Market Fund *	15,817

Total (Cost - $129,292) (113%)		134,181
Liabilities in excess of Other Assets (-13%)		(15,412)

Net Assets (100%)		$118,769

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $14,275 and the total market value of the collateral held by the Fund is $14,651. Amounts in 000s.

(b)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

See notes to financial statements.

45	Payden Mutual Funds

Payden U.S. Growth Leaders Fund

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies with up to 20% in foreign corporations.

Portfolio Composition - percent of value
Technology	31%
Consumer Discretionary	16%
Energy	14%
Industrial	13%
Consumer Staples	8%
Other	18%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (99%)
Consumer Discretionary (16%)
2,700	Amazon.com Inc. (a)	$626
2,900	Bed Bath & Beyond Inc. (a)	204
3,300	Dollar Tree Inc. (a)	336
6,900	Dunkin’ Brands Group Inc.	223
4,100	McDonald’s Corp.	400
2,700	NIKE Inc.	302
5,300	Nordstrom Inc.	296
400	priceline.com Inc. (a)	304
6,700	Yum! Brands Inc.	487

		3,178

Consumer Staple (8%)
5,000	Coca-Cola Co.	382
2,400	Costco Wholesale Corp.	212
4,300	PepsiCo Inc.	284
5,200	Philip Morris International Inc.	465
3,200	Wal-Mart Stores Inc.	189

		1,532

Energy (14%)
3,700	Apache Corp.	355
3,700	ConocoPhillips	265
5,900	Devon Energy Corp.	412
5,100	Enbridge Inc.	214
10,000	Exxon Mobil Corp.	863
16,200	Halliburton Co.	554
2,400	ONEOK Inc.	206

		2,869

Financial (1%)
6,300	Marsh & McLennan Cos. Inc.	211
Healthcare (7%)
2,600	Celgene Corp. (a)	190
6,000	Conventry Health Care Inc.	180
4,600	Gilead Sciences Inc. (a)	239
2,900	Johnson & Johnson	189
13,900	Pfizer Inc.	319
5,300	Vertex Pharmaceuticals Inc. (a)	204

		1,321

Industrial (13%)
4,500	3M Co.	402
2,400	Boeing Co.	184
2,000	Caterpillar Inc.	206
2,900	Cummins Inc.	336
5,800	Danaher Corp.	314
4,000	Deere & Co.	329
9,800	General Electric Co.	192
1,600	Precision Castparts Corp.	282
8,000	Terex Corp.	181

Principal or Shares	Security Description	Value (000)
2,400	United Technologies Corp.	$196

		2,622

Material (7%)
3,400	FMC Corp.	376
4,800	Freeport-McMoRan Copper & Gold Inc.	184
2,600	Monsanto Co.	198
7,600	Newmont Mining Corp.	362
2,900	Praxair Inc.	336

		1,456

Real Estate Investment Trust (1%)
3,100	American Tower Corp.	203
Technology (31%)
1,800	Apple Inc.	1,052
1,500	Baidu Inc. (a)	199
4,600	Cognizant Technology Solutions Corp. (a)	337
11,300	Dell Inc. (a)	185
7,100	EMC Corp.	200
1,100	Google Inc. (a)	666
10,800	Intel Corp.	307
3,300	International Business Machines Corp.	683
3,300	Intuit Inc.	191
15,000	JDS Uniphase Corp. (a)	182
800	MasterCard Inc.	362
27,900	Mircosoft Corp.	893
13,300	Oracle Corp.	391
3,100	QUALCOMM Inc.	198
1,900	VMware Inc. (a)	212
12,800	Yahoo! Inc. (a)	199

		6,257

Telecommunication (1%)
6,700	Verizon Communications Inc.	271

Total Common Stock (Cost - $17,283)		19,920

Investment Company (Cost - $202) (1%)
202,092	Payden Cash Reserves Money Market Fund *	202

Total (Cost - $17,485) (100%)		20,122
Liabilities in excess of Other Assets (-0%)		(10)

Net Assets (100%)		$20,112

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Non-income producing security.

See notes to financial statements.

Semi-Annual Report	46

Payden Global Equity Fund

The fund seeks long-term capital appreciation by generally investing in large cap stocks and stock index futures of companies throughout the world and may also hold up to 30% in short sale positions.

Geographic Equity Exposure - Percent of value
North America	76%
Japan	19%
Korea	4%
Canada	1%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (39%)
Foreign Government (18%)
70,000,000	Japan Treasury Discount Bill, 0.00%, 7/9/12 JPY (a)	$877
50,000,000	Japan Treasury Discount Bill, 0.00%, 7/10/12 JPY (a)	626

		1,503

U.S. Treasury (21%)
500,000	U.S. Treasury Bill, 0.08%, 7/5/12 (d)	500
1,250,000	U.S. Treasury Bill, 0.11%, 10/18/12 (c) (d)	1,249

		1,749

Total Bonds (Cost - $3,223)		3,252

Exchange Traded Fund (Cost - $2,285) (30%)
5,200	DnB OBX NOK (a)	34
14,800	iShares Dow Jones Select Dividend Index Fund	839
2,300	iShares MSCI Canada Index Fund	65
4,800	iShares MSCI Hong Kong Index Fund	84
8,300	iShares MSCI Japan Index Fund	81
5,500	iShares MSCI South Korea Index Fund	326
10,300	iShares MSCI Switzerland Index Fund (b)	256
19,600	Vanguard MSCI Emerging Markets ETF	834

		2,519

Investment Company (Cost - $2,460) (30%)
2,459,905	Payden Cash Reserves Money Market Fund *	2,460

Total (Cost - $7,968) (99%)		8,231
Other Assets, net of Liabilities (1%)		85

Net Assets (100%)		$8,316

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Principle in foreign currency.

(b)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $209 and the total market value of the collateral held by the Fund is $214. Amounts in 000s.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
7/26/2012	Australian Dollar (Buy 252)	Morgan Stanley	$3
7/26/2012	British Pound (Buy 419)	Credit Suisse	5
7/26/2012	Canadian Dollar (Buy 287)	Morgan Stanley	1
7/26/2012	Danish Krone (Buy 195)	Morgan Stanley	—
7/26/2012	Euro (Buy 289)	HSBC Securities	3
7/26/2012	Hong Kong Dollar (Buy 24)	Credit Suisse	—
7/26/2012	Malaysian Ringgit (Buy 58)	HSBC Securities	—
7/26/2012	Mexican New Peso (Buy 391)	Royal Bank of Scotland	—
7/26/2012	New Taiwan Dollar (Buy 3,471)	Morgan Stanley	1
7/26/2012	Singapore Dollar (Buy 62)	Royal Bank of Scotland	—
7/26/2012	Swedish Krona (Buy 635)	Morgan Stanley	1

			$14

Liabilities:
7/26/2012	Brazilian Real (Buy 117)	Morgan Stanley	$—
7/26/2012	Japanese Yen (Sell 81,811)	Royal Bank of Scotland	(17)
7/26/2012	Norwegian Krone (Sell 346)	Morgan Stanley	—
7/26/2012	South Korean Won (Sell 225,231)	Royal Bank of Scotland	(2)
7/26/2012	Swiss Franc (Sell 2)	Royal Bank of Scotland	—

			$(19)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
2	Canadian TSE 60 Index Future	Jun-12	$283	$(4)
1	DAX Index Future	Jun-12	224	(7)
7	FTSE 100 Index Future	Jun-12	650	(20)
1	MSCI Singapore IX ETS Future	May-12	55	—
6	Russell 2000 MINI Future	Jun-12	489	—
42	S&P 500 EMINI Future	Jun-12	2,927	50
10	Topix Index Future	Jun-12	1,005	(16)

				$3

See notes to financial statements.

47	Payden Mutual Funds

Metzler/Payden European Emerging Markets Fund

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value
Russia	38%
Poland	25%
Czech Republic	6%
Hungary	6%
Turkey	6%
Other	19%

Schedule of Investments - April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (98%)
Consumer Discretionary (6%)
135,000	Migros Ticaret AS	$1,332
134,000	NFI Empik Media & Fashion SA	442
675,000	Olympic Entertainment Group AS	1,311
60,000	Silvano Fashion Group AS	264
84,279	Tallinna Kaubamaja AS	641
600,000	Turk Hava Yollari	918

		4,908

Consumer Staple (5%)
5,582,000	Albalact SA (a) (c)	301
26,000	AmRest Holdings SE (a)	577
20,000	Cherkizovo Group OJSC (a) (b)	261
65,000	Eurocash SA	793
964	LPP SA	868
25,000	Magnit OJSC (b)	732
18,000	X5 Retail Group NV (a) (b)	455

		3,987

Energy (32%)
50,000	Eurasian Natural Resources Corp. PLC	454
480,000	Gazprom OAO	5,539
99,216	LUKOIL, LUK GR, EUR, Frankfurt	6,087
35,000	MOL Hungarian Oil and Gas PLC	2,898
18,000	NovaTek OAO (b)	2,288
220,200	Polski Koncern Naftowy Orlen SA (a)	2,569
550,900	Rosneft Oil Co. (b)	3,931
220,000	Surgutneftegas OJSC	2,196
45,000	Tatneft	1,665

		27,627

Financial (30%)
2,546,339	Banca Transilvania (c)	945
57,000	Bank Pekao SA	2,688
257,600	BRD-Groupe Societe Generale	806
7,000,000	Dafora SA (a)	109
130,000	Erste Group Bank AG	2,993
120,000	Halyk Savings Bank of Kazakhstan JSC (b)	810
450,000	Immoeast AG rights (a) (c)	0
120,000	Kazkommertsbank JSC (a) (b)	342
45,000	KBC Bankverzekerings Holdings	870
13,000	Komercni Banka AS	2,391
110,000	OTP Bank PLC	1,938
310,437	Powszechna Kasa Oszczednosci Bank Polski SA	3,327
29,500	Powszechny Zaklad Ubezpieczen SA	2,982
680,000	Sberbank of Russia (c)	2,181
550,000	Turkiye Is Bankasi	1,257
300,000	UniCredit SpA	1,194
100,000	VTB Bank OJSC (b)	419
375,000	Yapi ve Kredi Bankasi AS	693

		25,945

Principal or Shares	Security Description	Value (000)
Industrial (6%)
2,672,100	Compa-Sibiu (c)	$324
830,000	Impexmetal SA	1,040
210,000	LSR Group (b)	1,123
135,000	New World Resources PLC	892
700,000	Polimex-Mostostal SA	226
65,000	Ramirent OYJ	613
281,048	Steppe Cement Ltd. (a) (c)	119
1,072,721	Tallink Group AS (a)	930

		5,267

Material (9%)
115,000	Evraz PLC	690
21,000	Grupa Kety SA	798
42,500	Kazakhmys PLC	594
47,000	KGHM Polska Miedz SA	2,069
50,000	Mechel	434
120,000	MMC Norilsk Nickel OJSC	2,129
20,000	Novopipetsk Steel OJSC (b)	432
95,000	Petropavlovsk PLC	736

		7,882

Technology (1%)
4,320,000	Condmag SA (a)	188
70,215	M Video OJSC (c)	632

		820

Telecommunication (6%)
180,000	Agora SA	678
50,000	Central European Media Enterprises Ltd. (a)	395
35,000	CTC Media, Inc.	379
2,000,000	Dogan Yayin Holding AS (a)	796
225,000	Magyar Telekom Telecommunications PLC	568
90,000	Sistema JSFC (b)	1,710
295,000	TVN SA	896

		5,422

Utility (3%)
33,000	CEZ AS	1,331
270,000	PGE SA	1,616

		2,947

Total Common Stock (Cost - $88,492)		84,805

Investment Company (Cost - $2,981) (3%)
2,980,535	Payden Cash Reserves Money Market Fund *	2,981

Total (Cost - $91,473) (101%)		87,786
Liabilities in excess of Other Assets (-1%)		(962)

Net Assets (100%)		$86,824

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Semi-Annual Report	48

Metzler/Payden European Emerging Markets Fund continued

(a)	Non-income producing security.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security appraised at fair value under procedures established by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Asset:
5/2/2012	Hungarian Forint (Buy 26,156)	BNY Mellon	$—
Liabilities:
5/2/2012	Euro (Buy 939)	BNY Mellon	$(2)
4/30/2012	Turkish Lira (Sell 1,665)	BNY Mellon	(5)

			$(7)

See notes to financial statements.

49	Payden Mutual Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semi-Annual Report	50

Statements of Assets & Liabilities

April 30, 2012

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
ASSETS:
Investments, at value *	$345,825	$241,478	$613,331
Affiliated investments, at value **		559	38,657
Repurchase agreement , at value	235,000
Foreign cash ***		684	1,251
Cash	6,351
Restricted cash for collateral
Swap contracts ****
Receivable for:
Interest and dividends	1,363	801	3,138
Paydowns		3
Investments sold		79	1,089
Fund shares sold	244	8
Futures
Forward currency contracts			216
Receivable from Advisor (Note 3)	55		54
Other assets	44	26	43

Total Assets	588,882	243,638	657,779

LIABILITIES:
Payable for:
Bank overdraft			6
Forward currency contracts		167	262
Investments purchased	6,356		19,609
Fund shares redeemed	1,182	85	198
Futures			1
Swaps
Distributions payable	6	13	131
Liability for securities on loan (Note 2)			9,209
Accrued expenses:
Investment advisory fees (Note 3)		50	144
Administration fees (Note 3)	66	29	72
Distribution fees (Note 3)
Trustee fees and expenses	6	2	4
Other liabilities	45	61	116

Total Liabilities	7,661	407	29,752

NET ASSETS	$581,221	$243,231	$628,027

NET ASSETS:
Paid in capital	$581,229	$253,475	$629,384
Undistributed net investment income (loss)	(6)	(64)	186
Undistributed net realized gains (losses) from investments	(2)	(9,970)	(4,051)
Net unrealized appreciation (depreciation) from:
Investments		(50)	2,608
Translation of assets and liabilities in foreign currencies		(160)	(100)

NET ASSETS	$581,221	$243,231	$628,027

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets
Shares Outstanding
Net Asset Value Per Share

Investor Class
Net Assets	$581,221	$243,231	$628,027
Shares Outstanding	581,220	25,800	62,176
Net Asset Value Per Share	$1.00	$9.43	$10.10

Institutional Class
Net Assets
Shares Outstanding
Net Asset Value Per Share

* Investments, at cost	$580,825	$241,528	$610,661
** Affiliated investments, at cost		559	38,657
*** Foreign cash, at cost		678	1,240
**** Swaps, at cost

See notes to financial statements.

51	Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden High Income Fund	Payden Tax Exempt Bond Fund

$73,699	$1,441,275	$589,603	$36,872	$1,034,938	$14,273
5,215	82,565	61,822	1,986	145,998

		8,745	505
		60	10	33

149	3,449	4,328	479	20,200	172
34	362
3,069	10,210	35,360	1,520
6	964	29		1,155	1
		28
		181

19	86	42	10	134	10

82,191	1,538,911	700,198	41,382	1,202,458	14,456

6	2
		583	11
14,386	500,068	75,523	1,866	12,060	257
3	1,005	282		385	6
			2
		2,434
1	193				1
		192	855	92,888

18	45	146	7	328
8	122	78	5	140	2
	17			1
1	6			(9)
35	249	62	54	394	21

14,458	501,707	79,300	2,800	106,187	287

$67,733	$1,037,204	$620,898	$38,582	$1,096,271	$14,169

$66,382	$994,326	$614,158	$35,743	$1,053,029	$13,205
(125)	(7,616)	(2,412)	(31)	(4,154)	28
933	25,661	(7,317)	377	(2,836)	287

543	24,833	16,657	2,492	50,232	649
		(188)	1

$67,733	$1,037,204	$620,898	$38,582	$1,096,271	$14,169

$835	$90,459	$331		$5,436
76	8,406	31		762
$10.96	$10.76	$10.68		$7.13

$66,898	$946,745	$620,567	$38,582	$1,090,835	$14,169
6,105	87,933	57,999	3,492	152,903	1,341
$10.96	$10.77	$10.70	$11.05	$7.13	$10.57

$73,156	$1,416,442	$570,434	$34,398	$984,706	$13,624
5,215	82,565	61,780	1,966	$145,998
		8,532	493

See notes to financial statements.

Semi-Annual Report	52

Statements of Assets & Liabilities continued

April 30, 2012

Numbers in 000s

	Payden California Municipal Income Fund	Payden Global Low Duration Fund	Payden Global Fixed Income Fund
ASSETS:
Investments, at value *	$47,913	$64,651	$36,291
Affiliated investments, at value **		3,088	9,267
Repurchase agreement , at value
Foreign cash ***		197	323
Cash			40
Restricted cash for collateral
Swap contracts ****
Receivable for:
Interest and dividends	594	539	494
Paydowns
Investments sold		1,517	1
Fund shares sold	403		26
Futures
Forward currency contracts		6	99
Receivable from Advisor (Note 3)
Other assets	4	14	12

Total Assets	48,914	70,012	46,553

LIABILITIES:
Payable for:
Bank overdraft		742
Forward currency contracts		140	332
Investments purchased	567	1,502	448
Fund shares redeemed	17	7	20
Futures			7
Swaps
Distributions payable	10
Liability for securities on loan (Note 2)		1,857	1,832
Accrued expenses:
Investment advisory fees (Note 3)	12	40	23
Administration fees (Note 3)	6	8	6
Distribution fees (Note 3)
Trustee fees and expenses		1	1
Other liabilities	22	58	52

Total Liabilities	634	4,355	2,721

NET ASSETS	$48,280	$65,657	$43,832

NET ASSETS:
Paid in capital	$45,302	$70,112	$47,936
Undistributed net investment income (loss)	(4)	(262)	204
Undistributed net realized gains (losses) from investments	393	(3,760)	(5,087)
Net unrealized appreciation (depreciation) from:
Investments	2,589	(305)	1,012
Translation of assets and liabilities in foreign currencies		(128)	(233)

NET ASSETS	$48,280	$65,657	$43,832

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets
Shares Outstanding
Net Asset Value Per Share

Investor Class
Net Assets	$48,280	$65,657	$43,832
Shares Outstanding	4,604	6,631	5,198
Net Asset Value Per Share	$10.49	$9.90	$8.43

Institutional Class
Net Assets
Shares Outstanding
Net Asset Value Per Share

* Investments, at cost	$45,324	$64,953	$35,175
** Affiliated investments, at cost		3,088	9,308
*** Foreign cash, at cost		193	323
**** Swaps, at cost

See notes to financial statements.

53	Payden Mutual Funds

Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Value Leaders Fund	Payden U.S. Growth Leaders Fund	Payden Global Equity Fund	Metzler/Payden European Emerging Markets Fund

$809,026	$102,788	$118,364	$19,920	$5,771	$84,805
44,061	2,872	15,817	202	2,460	2,981

704	530			170	2
9,584	530
279
530	124

12,918	1,857	168	14		313

1,370	761	1,209			947
451	135	335	14	209	7
12
670	307			14

78	29	35	11	12	19

879,683	109,933	135,928	20,161	8,636	89,074

643	324			19	7
32,879	1,836	2,244			1,766
263		201	13	12	158
				17
102	14

17,731	1,074	14,651		214

300	14	25	14	15	99
102	13	15	3	1	11
6		1
1	1				1
314	18	22	19	42	208

52,341	3,294	17,159	49	320	2,250

$827,342	$106,639	$118,769	$20,112	$8,316	$86,824

$796,580	$107,775	$125,344	$50,015	$11,906	$250,627
(1,995)	(122)	30	21	(29)	(471)
4,134	(125)	(11,494)	(32,561)	(3,824)	(159,630)

28,636	(876)	4,889	2,637	266	(3,687)
(13)	(13)			(3)	(15)

$827,342	$106,639	$118,769	$20,112	$8,316	$86,824

$29,231	17.540	$3,490
2,005	1.725	318
$14.58	$10.17	$10.97

$557,788	$106,621	$115,279	$20,112	$8,316	$86,824
38,319	10,478	10,505	2,217	1,118	3,850
$14.56	$10.18	$10.97	$9.07	$7.44	$22.55

$240,323
16,512
$14.55

$780,985	$103,818	$113,475	$17,283	$5,508	$88,492
44,061	2,854	15,817	202	2,460	2,981
762	528			168
	(27)

See notes to financial statements.

Semi-Annual Report	54

Statements of Operations

Period ended April 30, 2012

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$521	$1,393	$6,331
Dividend income
Dividend income from affiliated investment (Note 2)			1
Income from securities lending		6	21
Foreign tax withholdings

Investment Income	521	1,399	6,353

EXPENSES:
Investment advisory fees (Note 3)	493	340	752
Administration fees (Note 3)	493	182	403
Shareholder servicing fees		31	84
Distribution fees (Note 3)
Custodian fees	24	17	27
Transfer agent fees	33	17	36
Registration and filing fees	19	17	27
Trustee fees and expenses	46	15	31
Printing and mailing costs	14	5	12
Legal fees	7	3	5
Publication expense	14	3	9
City taxes	4	1	5
Pricing fees	1	11	13
Fund accounting fees	55	16	34
Insurance	19	7	13
Audit fees	15	10	10
Loan commitment fees (Note 2)		1	2

Gross Expenses	1,237	676	1,463
Expense subsidy (Note 3)	(782)	(68)	(35)

Net Expenses	455	608	1,428

Net Investment Income (loss)	66	791	4,925

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments
Investments	4	(341)	265
Foreign currency transactions		(47)	(248)
Futures contracts		(6)	(4)
Purchased option contracts
Written option contracts
Swap contracts
Change in net unrealized appreciation (depreciation) from:
Affiliated investments
Investments		1,137	3,673
Translation of assets and liabilities in foreign currencies		492	1,344
Futures contracts			299
Purchased option contracts
Swap contracts

Net Realized and Unrealized Gains (Losses)	4	1,235	5,329

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$70	$2,026	$10,254

(1)	Fund commenced operations on November 2, 2011.

See notes to financial statements.

55	Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden High Income Fund	Payden Tax Exempt Bond Fund

$513	$10,651	$9,941	$877	$39,645	$204
			28
1	5	1,910	31	5
		7	1	301

514	10,656	11,858	937	39,951	204

90	1,285	860	67	1,846	24
48	714	461	29	791	11
10	422	36	30	385	3
1	97	31		6
9	57	31	8	32	1
14	54	31	8	74	6
13	64	21	8	31	8
4	53	33	2	52	1
1	18	18	1	27
1	9	7		11
2	11	10	1	15
1	4	7		12
2	19	10	5	13	5
1	66	37	(1)	55	(3)
1	20	16	1	26
19	12	19	24	15	17
	5	3		5

217	2,910	1,631	183	3,396	73
(23)	(431)		(59)		(33)

194	2,479	1,631	124	3,396	40

320	8,177	10,227	813	36,555	164

914	15,042	9,135	382	(2,629)	277
		(157)	(10)
92		1,062	11		10
			(33)

		(2,575)

		780	10
(509)	1,497	2,963	401	32,106	150
		(39)	1
(18)		(220)	6
			24
		1,524

479	16,539	12,473	792	29,477	437

$799	$24,716	$22,700	$1,605	$66,032	$601

See notes to financial statements.

Semi-Annual Report	56

Statements of Operations continued

Period ended April 30, 2012

Numbers in 000s

	Payden California Municipal Income Fund	Payden Global Low Duration Fund	Payden Global Fixed Income Fund
INVESTMENT INCOME:
Interest income (Note 2)	$700	$1,000	$887
Dividend income
Dividend income from affiliated investment (Note 2)			266
Income from securities lending		6	1
Foreign tax withholdings

Investment Income	700	1,006	1,154

EXPENSES:
Investment advisory fees (Note 3)	73	103	72
Administration fees (Note 3)	34	51	36
Shareholder servicing fees	1	32	32
Distribution fees (Note 3)
Custodian fees	2	16	32
Transfer agent fees	8	10	10
Registration and filing fees	1	10	9
Trustee fees and expenses	3	4	4
Printing and mailing costs	1	2	1
Legal fees		1	1
Publication expense	1	1	1
City taxes		1	1
Pricing fees	6	8	10
Fund accounting fees		(3)	(1)
Insurance	1	2	2
Audit fees	17	15	13
Loan commitment fees (Note 2)

Gross Expenses	148	253	223
Expense subsidy (Note 3)	(22)	(13)	(54)

Net Expenses	126	240	169

Net Investment Income (loss)	574	766	985

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments			(44)
Investments	410	(117)	128
Foreign currency transactions		(147)	27
Futures contracts	32	12	(37)
Purchased option contracts
Written option contracts
Swap contracts
Change in net unrealized appreciation (depreciation) from:
Affiliated investments			22
Investments	1,220	738	(624)
Translation of assets and liabilities in foreign currencies		510	882
Futures contracts		50	(70)
Purchased option contracts
Swap contracts

Net Realized and Unrealized Gains (Losses)	1,662	1,046	284

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,236	$1,812	$1,269

(1)	Fund commenced operations on November 2, 2011.

See notes to financial statements.

57	Payden Mutual Funds

Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund (1)	Payden Value Leaders Fund	Payden U.S. Growth Leaders Fund	Payden Global Equity Fund	Metzler/Payden European Emerging Markets Fund

$23,542	$1,607			$9
	16	$2,554	$147	27	$261
3	5		1
35	1	31
					(44)

23,580	1,629	2,585	148	36	217

1,595	165	232	60	41	342
532	41	70	15	7	68
334		11	2	8	134
30		2
86	17	9	4	10	131
36	8	14	8	7	30
38	24	19	9	10	11
35	2	4	1	1	6
19	22	9	1		3
8	1	1			1
7	1	1	1		2
5			1		5
6	4			1	5
38	3	2	(4)	(4)	20
17		1	1		1
18	20	19	19	17	23
3		1			1

2,807	308	395	118	98	783
(6)	(43)	(21)	(17)	(33)	(95)

2,801	265	374	101	65	688

20,779	1,364	2,211	47	(29)	(471)

4,120	(77)	2,864	670	(486)	(11,541)
(484)	(56)			200	(483)
(671)		1,206		926
		429	(22)
		13		2
812	8

	18
19,075	(1,030)	2,873	1,446	235	9,304
1,164	(14)			(43)	(5)
167				(485)

(128)	137

24,055	(1,014)	7,385	2,094	349	(2,725)

$44,834	$350	$9,596	$2,141	$320	$(3,196)

See notes to financial statements.

Semi-Annual Report	58

Statements of Changes in Net Assets

Six months ended April 30, 2012 and year ended October 31, 2011

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)	$66	$128	$791	$1,646
Net realized gains (losses) on investments	4	1	(394)	416
Change in net unrealized appreciation/(depreciation)			1,629	(1,749)

Change in Net Assets Resulting from Operations	70	129	2,026	313

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class
Investor Class	(66)	(128)	(893)	(1,849)
Institutional Class
Net realized gains from investments:
Adviser Class
Investor Class
Institutional Class
Return of capital
Adviser Class
Investor Class
Institutional Class

Change in Net Assets from Distributions to Shareholders	(66)	(128)	(893)	(1,849)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class
Investor Class	20,299,310	27,027,382	118,794	238,190
Institutional Class
Reinvestment of distributions:
Adviser Class
Investor Class	18	44	786	1,816
Institutional Class
Cost of fund shares redeemed:
Adviser Class
Investor Class	(20,464,830)	(26,872,577)	(93,975)	(180,410)
Institutional Class
Proceeds from redemption fees (Note 3)
Adviser Class
Investor Class
Institutional Class

Change in Net Assets from Capital Transactions	(165,502)	154,849	25,605	59,596

Total Change in Net Assets	(165,498)	154,850	26,738	58,060

NET ASSETS:
Beginning of period	746,719	591,869	216,493	158,433

End of period	$581,221	$746,719	$243,231	$216,493

Accumulated net investment income/(loss)	$(6)	$(6)	$(64)	$38

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period

Shares sold
Shares issued in reinvestment of distributions
Shares redeemed

Change in shares outstanding

Outstanding shares at end of period

Investor Class
Outstanding shares at beginning of period	746,722	591,873	23,064	16,768

Shares sold	20,299,310	27,027,382	12,645	25,260
Shares issued in reinvestment of distributions	18	44	84	192
Shares redeemed	(20,464,830)	(26,872,577)	(9,993)	(19,156)

Change in shares outstanding	(165,502)	154,849	2,736	6,296

Outstanding shares at end of period	581,220	746,722	25,800	23,064

Institutional Class
Outstanding shares at beginning of period

Shares sold
Shares issued in reinvestment of distributions
Shares redeemed

Change in shares outstanding

Outstanding shares at end of period

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)			73,895	142,427
Sale of investments (excluding government)			48,991	80,543
Purchase of government securities			23,062	51,702
Sale of government securities			17,107	28,224

See notes to financial statements.

59	Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2012	2011	2012	2011	2012	2011	2012	2011

$4,925	$12,097	$320	$1,348	$8,177	$16,438	$10,227	$19,705
13	3,039	1,006	1,253	15,042	18,908	7,465	8,596
5,316	(13,206)	(527)	(1,872)	1,497	3,751	5,008	(16,002)

10,254	1,930	799	729	24,716	39,097	22,700	12,299

		(4)	(7)	(1,217)	(1,465)	(409)	(1,311)
(5,251)	(12,314)	(486)	(1,511)	(14,895)	(29,367)	(13,039)	(18,882)

		(14)	(4)		(132)
	(1,172)	(1,134)	(932)		(3,383)

(5,251)	(13,486)	(1,638)	(2,454)	(16,112)	(34,347)	(13,448)	(20,193)

		299	319	56,561	40,302	2,550	14,824
246,208	257,832	9,096	27,918	229,318	339,490	46,106	190,005

		18	12	1,065	1,338	409	1,311
4,363	11,514	1,614	2,438	13,924	29,919	12,976	18,734

		(180)	(52)	(20,564)	(10,908)	(43,005)	(8,573)
(90,038)	(335,905)	(6,970)	(75,192)	(80,951)	(340,259)	(28,012)	(159,926)

160,533	(66,559)	3,877	(44,557)	199,353	59,882	(8,976)	56,375

165,536	(78,115)	3,038	(46,282)	207,957	64,632	276	48,481

462,491	540,606	64,695	110,977	829,247	764,615	620,622	572,141

$628,027	$462,491	$67,733	$64,695	$1,037,204	$829,247	$620,898	$620,622

$186	$512	$(125)	$45	$(7,616)	$319	$(2,412)	$809

		64	38	4,942	2,005	3,787	3,060

		27	29	5,285	3,852	242	1,420
		2	1	99	128	39	125
		(17)	(4)	(1,920)	(1,043)	(4,037)	(818)

		12	26	3,464	2,937	(3,756)	727

		76	64	8,406	4,942	31	3,787

46,193	52,823	5,756	9,788	72,789	70,391	55,094	50,536

24,500	25,445	830	2,530	21,401	32,299	4,327	18,030
434	1,138	148	221	1,299	2,864	1,225	1,785
(8,951)	(33,213)	(629)	(6,783)	(7,556)	(32,765)	(2,647)	(15,257)

15,983	(6,630)	349	(4,032)	15,144	2,398	2,905	4,558

62,176	46,193	6,105	5,756	87,933	72,789	57,999	55,094

124,337	213,226		1,309			132,139	410,294
70,742	262,235		4,570			166,680	349,162
181,782	159,053	48,594	68,645	333,020	298,638	463,267	339,312
93,208	156,843	49,216	100,640	180,520	118,948	471,086	306,111

See notes to financial statements.

Semi-Annual Report	60

Statements of Changes in Net Assets continued

Six months ended April 30, 2012 and year ended October 31, 2011

Numbers in 000s

	Payden Corporate Bond Fund		Payden High Income Fund
	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)	$813	$2,019	$36,555	$75,748
Net realized gains (losses) on investments	350	1,602	(2,629)	35,954
Change in net unrealized appreciation/(depreciation)	442	(2,054)	32,106	(67,323)

Change in Net Assets Resulting from Operations	1,605	1,567	66,032	44,379

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class			(171)	(153)
Investor Class	(872)	(2,021)	(40,538)	(77,125)
Institutional Class
Net realized gains from investments:
Adviser Class			(52)	(2)
Investor Class	(1,591)	(1,613)	(12,932)	(1,058)
Institutional Class
Return of capital
Adviser Class
Investor Class
Institutional Class

Change in Net Assets from Distributions to Shareholders	(2,463)	(3,634)	(53,693)	(78,338)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class			2,989	5,207
Investor Class	2,321	6,238	189,831	329,419
Institutional Class
Reinvestment of distributions:
Adviser Class			161	154
Investor Class	2,348	3,527	33,813	45,749
Institutional Class
Cost of fund shares redeemed:
Adviser Class			(2,251)	(1,309)
Investor Class	(3,788)	(16,524)	(169,665)	(355,406)
Institutional Class
Proceeds from redemption fees (Note 3)
Adviser Class			1
Investor Class			8	57
Institutional Class

Change in Net Assets from Capital Transactions	881	(6,759)	54,887	23,871

Total Change in Net Assets	23	(8,826)	67,226	(10,088)

NET ASSETS:
Beginning of period	38,559	47,385	1,029,045	1,039,133

End of period	$38,582	$38,559	$1,096,271	$1,029,045

Accumulated net investment income/(loss)	$(31)	$28	$(4,154)

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period			637	64

Shares sold			424	732
Shares issued in reinvestment of distributions			23	22
Shares redeemed			(322)	(181)

Change in shares outstanding			125	573

Outstanding shares at end of period			762	637

Investor Class
Outstanding shares at beginning of period	3,404	3,998	145,225	142,021

Shares sold	213	553	27,021	45,906
Shares issued in reinvestment of distributions	218	316	4,838	6,350
Shares redeemed	(343)	(1,463)	(24,181)	(49,052)

Change in shares outstanding	88	(594)	7,678	3,204

Outstanding shares at end of period	3,492	3,404	152,903	145,225

Institutional Class
Outstanding shares at beginning of period

Shares sold
Shares issued in reinvestment of distributions
Shares redeemed

Change in shares outstanding

Outstanding shares at end of period

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	7,661	33,728	144,348	381,470
Sale of investments (excluding government)	8,519	42,062	101,410	398,548
Purchase of government securities	24,560	4,026
Sale of government securities	25,482	3,445

(1)	The Fund commence offering the Institutional Class on April 9, 2012.
(2)	Fund commenced operations on November 2, 2011.
(3)	The Fund commenced offering the Adviser Class on December 1, 2011.

See notes to financial statements.

61	Payden Mutual Funds

Payden Tax Exempt Bond Fund		Payden California Municipal Income Fund		Payden Global Low Duration Fund		Payden Global Fixed Income Fund
2012	2011	2012	2011	2012	2011	2012	2011

$164	$400	$574	$1,180	$766	$2,221	$985	$2,915
287	96	442	(49)	(252)	1,928	74	2,103
150	(540)	1,220	(289)	1,298	(3,391)	210	(4,602)

601	(44)	2,236	842	1,812	758	1,269	416

(164)	(400)	(574)	(1,180)	(1,633)	(2,841)	(3,091)	(3,009)

(40)			(869)

(204)	(400)	(574)	(2,049)	(1,633)	(2,841)	(3,091)	(3,009)

1,947	4,738	5,686	7,020	1,827	101,759	3,565	13,014

200	392	514	1,883	1,579	2,768	2,935	2,896

(3,287)	(14,952)	(3,847)	(10,011)	(10,949)	(98,754)	(27,438)	(23,161)

(1,140)	(9,822)	2,353	(1,108)	(7,543)	5,773	(20,938)	(7,251)

(743)	(10,266)	4,015	(2,315)	(7,364)	3,690	(22,760)	(9,844)

14,912	25,178	44,265	46,580	73,021	69,331	66,592	76,436

$14,169	$14,912	$48,280	$44,265	$65,657	$73,021	$43,832	$66,592

$28	$28	$(4)	$(4)	$(262)	$605	$204	$233

1,450	2,440	4,378	4,496	7,394	6,824	7,646	8,473

186	466	547	701	185	10,076	420	1,467
19	39	50	190	161	275	352	329
(314)	(1,495)	(371)	(1,009)	(1,109)	(9,781)	(3,220)	(2,623)

(109)	(990)	226	(118)	(763)	570	(2,448)	(827)

1,341	1,450	4,604	4,378	6,631	7,394	5,198	7,646

4,806	4,152	9,787	12,228	9,335	125,112	13,750	41,055
5,494	13,191	7,091	14,736	21,860	119,247	32,438	50,966
				12,947	29,773	6,998	17,035
				8,716	27,851	9,151	15,159

See notes to financial statements.

Semi-Annual Report	62

Statements of Changes in Net Assets continued

Six months ended April 30, 2012 and year ended October 31, 2011

Numbers in 000s

	Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund
	2012(1)	2011	2012(2)
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)	$20,779	$38,183	$1,364
Net realized gains (losses) on investments	3,777	13,795	(125)
Change in net unrealized appreciation/(depreciation)	20,278	(34,652)	(889)

Change in Net Assets Resulting from Operations	44,834	17,326	350

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	(746)	(1,198)	(1)
Investor Class	(20,793)	(35,478)	(1,485)
Institutional Class	(1,235)
Net realized gains from investments:
Adviser Class	(448)	(11)
Investor Class	(12,815)	(323)
Institutional Class
Return of capital
Adviser Class
Investor Class
Institutional Class

Change in Net Assets from Distributions to Shareholders	(36,037)	(37,010)	(1,486)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	8,369	32,713	17
Investor Class	220,732	395,650	107,386
Institutional Class	237,648
Reinvestment of distributions:
Adviser Class	1,176	1,199	1
Investor Class	30,821	34,694	1,087
Institutional Class	1,235
Cost of fund shares redeemed:
Adviser Class	(7,694)	(16,144)	(716)
Investor Class	(321,015)	(224,461)
Institutional Class
Proceeds from redemption fees (Note 3)
Adviser Class		4
Investor Class	8	78
Institutional Class

Change in Net Assets from Capital Transactions	171,280	223,733	107,775

Total Change in Net Assets	180,077	204,049	106,639

NET ASSETS:
Beginning of period	647,265	443,216

End of period	$827,342	$647,265	$106,639

Accumulated net investment income/(loss)	$(1,995)	$—	$(122)

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period	1,880	708	—

Shares sold	577	2,244	2
Shares issued in reinvestment of distributions	83	84
Shares redeemed	(535)	(1,156)

Change in shares outstanding	125	1,172	2

Outstanding shares at end of period	2,005	1,880	2

Investor Class
Outstanding shares at beginning of period	42,990	29,143	—

Shares sold	15,415	27,062	10,442
Shares issued in reinvestment of distributions	2,177	2,422	107
Shares redeemed	(22,263)	(15,637)	(71)

Change in shares outstanding	(4,671)	13,847	10,478

Outstanding shares at end of period	38,319	42,990	10,478

Institutional Class
Outstanding shares at beginning of period	—

Shares sold	16,427
Shares issued in reinvestment of distributions	85
Shares redeemed	—

Change in shares outstanding	16,512

Outstanding shares at end of period	16,512

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	381,736	735,211	117,491
Sale of investments (excluding government)	226,996	501,946	12,495
Purchase of government securities
Sale of government securities

(1)	The Fund commence offering the Institutional Class on April 9, 2012.
(2)	Fund commenced operations on November 2, 2011.
(3)	The Fund commenced offering the Adviser Class on December 1, 2011.

See notes to financial statements.

63	Payden Mutual Funds

Payden Value Leaders Fund		Payden U.S. Growth Leaders Fund		Payden Global Equity Fund		Metzler/Payden European Emerging Markets Fund
2012(3)	2011	2012	2011	2012	2011	2012	2011

$2,211	$1,680	$47	$211	$(29)	$(70)	$(471)	$1,242
4,512	2,964	648	11,521	642	(727)	(12,024)	7,329
2,873	2,057	1,446	(6,529)	(293)	(611)	9,299	(31,563)

9,596	6,701	2,141	5,203	320	(1,408)	(3,196)	(22,992)

(52)
(2,327)	(1,875)	(104)	(156)

					(89)

(2,379)	(1,875)	(104)	(156)		(89)

3,681
62,104	33,649	417	3,168	781	4,520	4,946	203,580

50
2,291	1,853	104	155		89

(357)
(20,050)	(3,531)	(3,276)	(43,248)	(4,775)	(5,655)	(20,596)	(252,770)

1						2
							6

47,720	31,971	(2,755)	(39,925)	(3,994)	(1,046)	(15,648)	(49,184)

54,937	36,797	(718)	(34,878)	(3,674)	(2,543)	(18,844)	(72,176)

63,832	27,035	20,830	55,708	11,990	14,533	105,668	177,844

$118,769	$63,832	$20,112	$20,830	$8,316	$11,990	$86,824	$105,668

$30	$198	$21	$78	$(29)		$(471)

—

346
5
(33)

318

318

6,311	3,033	2,543	7,105	1,731	1,946	4,573	6,317

5,846	3,455	50	374	108	574	221	6,638
215	188	13	18		11
(1,867)	(365)	(389)	(4,954)	(721)	(800)	(944)	(8,382)

4,194	3,278	(326)	(4,562)	(613)	(215)	(723)	(1,744)

10,505	6,311	2,217	2,543	1,118	1,731	3,850	4,573

175,528	99,444	8,598	111,325	4,292	23,848	66,343	209,224
125,104	67,869	11,404	151,058	6,856	30,017	83,809	259,328

See notes to financial statements.

Semi-Annual Report	64

Notes to Financial Statements

April 30, 2012

1.	Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes eighteen of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information (pricing services, quotes obtained from brokers and dealers, and recent market trades) provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market

65	Payden Mutual Funds

conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

In April 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-03 “Transfer and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Funds adopted ASU 2011-03, which had no impact on the financial statements.

Forward Currency Contracts

The Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Semi-Annual Report	66

Notes to Financial Statements continued

Futures Contracts

The Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds entered into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

67	Payden Mutual Funds

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Derivatives and Hedging

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2012

(Amounts in thousands)

	Derivative Assets ($)		Derivative Liabilities ($)
Limited Maturity
Foreign currency risk[2]	—	Foreign currency risk[3]	(167)

Low Duration
Interest rate risk[1]	—	Interest rate risk[1]	(62)
Foreign currency risk[2]	216	Foreign currency risk[3]	(262)

Total	216		(324)
Core Bond
Interest rate risk[1]	218	Interest rate risk[1,5]	(2,772)
Foreign currency risk[2]	181	Foreign currency risk[3]	(583)

Total	399		(3,355)
Corporate Bond
Interest rate risk[1]	29	Interest rate risk[1]	(31)
Foreign currency risk[2]	—	Foreign currency risk[3]	(11)

Total	29		(42)
Global Low Duration
Interest rate risk[1]	3	Interest rate risk[1]	(6)
Foreign currency risk[2]	6	Foreign currency risk[3]	(140)

Total	9		(146)
Global Fixed Income
Interest rate risk[1]	31	Interest rate risk[1]	(94)
Foreign currency risk[2]	99	Foreign currency risk[3]	(332)

Total	130		(426)
Emerging Markets Bond
Interest rate risk[1,4]	697	Interest rate risk[5]	(102)
Foreign currency risk[2]	670	Foreign currency risk[3]	(643)

Total	1,367		(745)
Emerging Markets Local Bond
Interest rate risk[4]	124	Interest rate risk[5]	(14)
Foreign currency risk[2]	307	Foreign currency risk[3]	(324)

Total	431		(338)
Global Equity
Equity risk[1]	50	Equity risk[1]	(47)
Foreign currency risk[2]	14	Foreign currency risk[3]	(19)

Total	64		(66)
European Emerging Markets
Foreign currency risk[2]	—	Foreign currency risk[3]	(7)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.
2	Receivable for forward currency contracts.
3	Payable for forward currency contracts.
4	Receivable for swap contracts.
5	Payable for swap contracts.

Semi-Annual Report	68

Notes to Financial Statements continued

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2012

(Amounts in thousands)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($)
Underlying risk	Futures[6]	Forward Currency Contracts[7]	Options[8]	Swaps[9]	Total
Limited Maturity
Interest rate	(6)	—	—	—	(6)
Foreign exchange	—	(73)	—	—	(73)

	(6)	(73)			(79)
Low Duration
Interest rate	(4)	—	—	—	(4)
Foreign exchange	—	(253)	—	—	(253)

Total	(4)	(253)	—	—	(257)
U.S. Government
Interest rate	92	—	—	—	92

Core Bond
Interest rate	1,062	—	—	(2,575)	(1,513)
Foreign exchange	—	(196)	—	—	(196)

Total	1,062	(196)	—	(2,575)	(1,709)
Corporate Bond
Equity	—	—	(33)	—	(33)
Foreign exchange	—	(16)	—	—	(16)
Interest rate	11	—	—	—	11

Total	11	(16)	(33)	—	(38)
Tax Exempt Bond
Interest rate	10	—	—	—	10

California Municipal Income
Interest rate	32	—	—	—	32

Global Low Duration
Interest rate	12	—	—	—	12
Foreign exchange	—	(151)	—	—	(151)

Total	12	(151)	—	—	(139)
Global Fixed Income
Interest rate	(37)	—	—	—	(37)
Foreign exchange	—	(52)	—	—	(52)

Total	(37)	(52)	—	—	(89)
Emerging Markets Bond
Interest rate	(671)	—	—	812	141
Foreign exchange	—	(43)	—	—	(43)

Total	(671)	(43)	—	812	98
Emerging Markets Local Bond
Foreign exchange	—	(427)	—	—	(427)

Value Leaders
Equity	1,206	—	442	—	1,648

Global Equity
Foreign exchange	—	181	—	—	181
Equity	926	—	2	—	928

Total	926	181	2	—	1,109
European Emerging Markets
Foreign exchange	—	(393)	—	—	(393)

6	Net realized gains (losses) from futures contracts.
7	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
8	Net realized gains (losses) from option contracts.
9	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2012

(Amounts in thousands)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($)
Underlying risk	Futures [9]	Forward Currency Contracts [10]	Options [11]	Swaps [12]	Total
Limited Maturity
Foreign exchange	—	488	—	—	488

Low Duration
Interest rate	299	—	—	—	299
Foreign exchange	—	1,390	—	—	1,390

Total	299	1,390	—	—	1,689
U.S. Government
Interest rate	(18)	—	—	—	(18)

Core Bond
Interest rate	(220)	—	—	1,524	1,304
Foreign exchange	—	(260)	—	—	(260)

Total	(220)	(260)	—	1,524	1,044
Corporate Bond
Equity	—	—	24	—	24
Foreign exchange	—	(11)	—	—	(11)
Interest rate	6	—	—	—	6

Total	6	(11)	24	—	19
Global Low Duration
Interest rate	50	—	—	—	50
Foreign exchange	—	501	—	—	501

Total	50	501	—	—	551
Global Fixed Income
Interest rate	(70)	—	—	—	(70)
Foreign exchange	—	880	—	—	880

Total	(70)	880	—	—	810
Emerging Markets Bond
Interest rate	167	—	—	(128)	39
Foreign exchange	—	1,176	—	—	1,176

Total	167	1,176	—	(128)	1,215
Emerging Markets Local Bond
Interest rate		—	—	137	137
Foreign exchange	—	(17)	—	—	(17)

Total	—	(17)	—	137	120
Global Equity
Foreign exchange	—	(41)	—	—	(41)
Equity	(485)	—	—	—	(485)

Total	(485)	—	—	—	(526)
European Emerging Markets
Foreign exchange	—	(4)	—	—	(4)

9	Change in net unrealized appreciation (depreciation) from futures contracts.
10	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which includes other currency related appreciation (depreciation).
11	Change in net unrealized appreciation (depreciation) from option contracts.
12	Change in net unrealized appreciation (depreciation) from swap contracts.

69	Payden Mutual Funds

During the period ended April 30, 2012 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	5%	0%	0%	0%
Low Duration Bond	5%	0%	1%	0%
U.S. Government	0%	0%	7%	0%
Core Bond	2%	0%	11%	0%
Corporate Bond	1%	0%	8%	0%
Global Low Duration	17%	0%	5%	0%
Global Fixed Income	43%	0%	34%	0%
Emerging Markets Bond	4%	0%	8%	0%
Emerging Markets Local Bond	21%	0%	19%	0%
Value Leaders	0%	0%	5%	0%
Global Equity	7%	0%	74%	0%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market and European Emerging Markets) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) U.S. Growth Leaders, Global Equity and European Emerging Markets Fund, which are declared and paid semi-annually, and (ii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Semi-Annual Report	70

Notes to Financial Statements continued

As of and during the period ended April 30, 2012, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2011	Purchases	Sales	Dividends	Value April 30, 2012
Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,861,436	$376,814,942	$386,117,551	$299	$558,827
Low Duration	34,867,496	739,003,081	735,213,755	585	38,656,822
U.S. Government	1,830,974	311,881,940	308,498,259	260	5,214,655
GNMA	30,813,678	5,767,215,674	5,715,464,362	4,698	82,564,990
Core Bond	36,787,714	1,021,834,049	1,058,014,143	833	607,620
Corporate Bond	564,036	51,206,177	50,604,095	41	1,166,118
High Income	240,483,093	6,168,703,307	6,263,188,567	4,887	145,997,833
Global Low Duration	4,562,398	86,480,422	87,954,505	67	3,088,315
Global Fixed Income	2,834,992	145,835,950	146,387,952	109	2,282,990
Emerging Markets Bond	47,281,098	3,189,662,555	3,192,882,618	2,556	44,061,035
Emerging Markets Local Bond	—	525,282,349	523,428,250	475	1,854,099
Value Leaders	21,126,467	286,808,234	292,118,101	212	15,816,600
U.S Growth Leaders	1,006,835	25,027,421	25,832,164	19	202,092
Global Equity	1,678,669	172,546,376	171,765,140	142	2,459,905
MP European Emerging Markets	331,756	283,442,914	280,794,135	232	2,980,535
Investments in High Income Fund — Investor Class
Core Bond	$22,424,212	$1,017,165	$—	$882,227	$23,718,800
Corporate Bond	810,345	—	—	31,035	819,540
Global Fixed Income	9,209,831	—	4,033,350	244,360	5,182,379
Investments in Emerging Markets Bond Fund — Investor Class
Core Bond	$20,748,962	$981,302	$—	$674,920	$21,962,379
Emerging Market Local Bond	—	1,000,000	—	5,245	1,018,182
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$—	$15,000,000	$—	$352,500	$15,270,000
Global Fixed Income	—	1,830,000	—	21,238	1,801,683

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances.

These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the statements of operations.

71	Payden Mutual Funds

Redemption Fee

The High Income, Emerging Markets Bond, Emerging Markets Local Bond, Value Leaders, U.S. Growth Leaders, Global Equity and the European Emerging Markets Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days. The fees are added to paid in capital and are disclosed in the statements of changes in net assets.

Line of Credit

The Paydenfunds (except Cash Reserves Money Market and Emerging Markets Local Bond) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the

Fund. The aggregate of all such loans to the Funds may not exceed $30 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and expenses are allocated on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.	Related Party Transactions

Payden & Rygel and Metzler/Payden (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between 0–500 Million	Between 0.5–1 Billion	Between 1–2 Billion	Over 2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Deferred Expense Subsidy
							FY 2010	FY 2011	FY 2012
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$1,313,868	$1,632,710	$2,095,525
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	135,074	174,516	202,396
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	239,666	132,182	274,629
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	55,442	9,212	78,717
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	1,215,779	270,928	1,646,349
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—	—	—
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	132,394	132,394	132,394
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—	—	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%	77,926	64,526	111,198
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	55,319	52,873	77,294
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	46,697	17,128	59,885
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	116,852	61,758	171,224
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	—	—	5,841
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	—	—	42,616
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	50,404	82,725	71,604
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	—	33,730	33,730
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a	67,208	73,023	100,164
European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a	262,613	262,613	262,613

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2013 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each

Semi-Annual Report	72

Notes to Financial Statements continued

respective Fund, and, therefore, is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the U.S. Government, GNMA, Core Bond, High Income, Emerging Markets Bond and Emerging Markets Local Bond Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor, or Institutional classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Fund’s expect this risk of loss to be remote.

4.	Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 —quoted prices in active markets for identical investments, Level 2 —other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments (Fixed income-Asset Backed, Commercial Paper, Corporate, Government, Mortgage Backed, Municipal and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. There were no transfers between levels which required disclosure.

Table 1.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement			$235,000				$235,000
U.S. Government			211,084				211,084
U.S. Government Agency			122,648				122,648
Investment Company	$12,093						12,093

73	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Asset Backed			$39,894				$39,894
Commercial Paper			7,566				7,566
Corporate			121,190				121,190
Foreign Government			5,635				5,635
Mortgage Backed			22,762				22,762
Municipal			4,529				4,529
U.S. Government			35,899				35,899
U.S. Government Agency			4,003				4,003
Investment Company	$559						559
Low Duration
Asset Backed			44,849				44,849
Commercial Paper			3,896				3,896
Corporate			323,837				323,837
Foreign Government			13,467				13,467
Mortgage Backed			84,338				84,338
Municipal			4,383				4,383
U.S. Government			138,561				138,561
Investment Company	38,657						38,657
U.S. Government
Mortgage Backed			61,118				61,118
U.S. Government			12,581				12,581
Investment Company	5,215						5,215
GNMA
Mortgage Backed			1,380,508				1,380,508
U.S. Government			60,767				60,767
Investment Company	82,565						82,565
Core Bond
Asset Backed			4,509				4,509
Corporate			308,768				308,768
Foreign Government			6,895				6,895
Mortgage Backed			213,455				213,455
Municipal			1,959				1,959
U.S. Government			54,017				54,017
Investment Company	61,822						61,822
Corporate Bond
Corporate			35,927				35,927
Preferred Stock	845						845
U.S. Government			100				100
Investment Company	1,986						1,986
High Income
Corporate			1,034,938				1,034,938
Investment Company	145,998						145,998

Semi-Annual Report	74

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Tax Exempt Bond
Municipal			$13,853				$13,853
Investment Company	$420						420
California Municipal Income
Municipal			47,141				47,141
Investment Company	772						772
Global Low Duration
Asset Backed			3,935				3,935
Corporate			41,229				41,229
Foreign Government			1,788				1,788
Mortgage Backed			11,869				11,869
U.S. Government			5,830				5,830
Investment Company	3,088						3,088
Global Fixed Income
Corporate			18,440				18,440
Foreign Government			14,004				14,004
Mortgage Backed			888				888
U.S. Government			2,959				2,959
Investment Company	9,267						9,267
Emerging Markets Bond
Corporate			297,094				297,094
Foreign Government			511,932				511,932
Investment Company	44,061						44,061
Emerging Markets Local Bond
Corporate			10,124				10,124
Foreign Government			92,664				92,664
Investment Company	2,872						2,872
Value Leaders
Common Stock	118,364						118,364
Investment Company	15,817						15,817
U.S. Growth Leaders
Common Stock	19,920						19,920
Investment Company	202						202
Global Equity
Exchange Traded Funds	2,519						2,519
Foreign Government			1,503				1,503
U.S. Government			1,749				1,749
Investment Company	2,460						2,460
European Emerging Markets
Common Stock	80,303		4,502				84,805
Investment Company	2,981						2,981

75	Payden Mutual Funds

Table 1a.

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts				$(167)			$(167)
Low Duration
Forward currency contracts			$216	(262)			(46)
Futures		$(62)					(62)
Core Bond
Forward currency contracts			181	(583)			(402)
Futures	$218	(338)					(120)
Swaps				(2,434)			(2,434)
Corporate Bond
Forward currency contracts				(11)			(11)
Futures	29	(31)					(2)
Global Low Duration
Forward currency contracts			(140)	6			(134)
Futures	3	(6)					(3)
Global Fixed Income
Forward currency contracts			99	(332)			(233)
Futures	31	(94)					(63)
Emerging Markets Bond
Forward currency contracts			670	(643)			27
Futures	167						167
Swaps			530	(102)			428
Emerging Markets Local Bond
Forward currency contracts			307	(324)			(17)
Swaps			124	(14)			110
Global Equity
Forward currency contracts			14	(19)			(5)
Futures	50	(47)					3
European Emerging Markets
Forward currency contracts				(7)			(7)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

5.	Taxes (amounts in 000s)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

Semi-Annual Report	76

Notes to Financial Statements continued

At April 30, 2012 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$580,825	$—	$—	$—
Limited Maturity	242,088	1,239	1,290	(51)
Low Duration	649,347	8,478	5,837	2,641
U.S. Government	78,324	590	0	590
GNMA	1,494,583	29,257	0	29,257
Core Bond	631,923	22,066	2,564	19,502
Corporate Bond	36,364	2,646	152	2,494
High Income	1,130,896	64,379	14,339	50,040
Tax Exempt Bond	13,624	657	8	649
California Municipal Income	45,324	2,625	36	2,589
Global Low Duration	68,042	825	1,128	(303)
Global Fixed Income	44,650	1,648	740	908
Emerging Markets Bond	826,171	37,471	10,555	26,916
Emerging Markets Local Bond	106,725	819	1,884	(1,065)
Value Leaders	129,747	5,771	1,337	4,434
U.S. Growth Leaders	17,569	2,949	396	2,553
Global Equity	8,053	265	87	178
European Emerging Markets Fund	118,570	5,260	36,044	(30,784)

6.	Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no other events have occurred that require disclosure.

77	Payden Mutual Funds

Financial Highlights

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden Cash Reserves Money Market Fund
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.00		0.00 (3)	0.00	(3)	0.01	0.03
Net realized and unrealized gains (losses)	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)

Total from investment activities	0.00	(3)	0.00	0.00		0.01	0.03

Distributions to shareholders:
From net investment income	0.00	(3)	0.00 (3)	(0.00	)(3)	(0.01)	(0.03)
From net realized gains
Return of capital				(0.00	)(3)

Total distributions to shareholders	0.00		0.00	0.00		(0.01)	(0.03)

Net asset value — end of period	$1.00		$1.00	$1.00		$1.00	$1.00

Total return	0.01	%(1)	0.02%	0.03%		0.63%	2.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$581,221		$746,719	$591,869		$1,087,956	$1,058,166
Ratio of gross expense to average net assets	0.38	%(2)	0.37%	0.38%		0.43%	0.37%
Ratio of net expense to average net assets	0.14	%(2)	0.14%	0.23%		0.29%	0.24%
Ratio of investment income less gross expenses to average net assets	(0.22	%)(2)	(0.20)%	(0.12)%		0.49%	2.40%
Ratio of net investment income to average net assets	0.02	%(2)	0.02%	0.03%		0.63%	2.53%
Portfolio turnover rate	n/a		n/a	n/a		n/a	n/a
The Fund commenced operations on December 17, 1997.
	Payden Limited Maturity Fund
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$9.39		$9.45	$9.37		$9.26	$9.66

Income (loss) from investment activities:
Net investment income	0.03		0.08	0.07		0.17	0.33
Net realized and unrealized gains (losses)	0.04		(0.05)	0.09		0.11	(0.41)

Total from investment activities	0.07		0.03	0.16		0.28	(0.08)

Distributions to shareholders:
From net investment income	(0.03)		(0.09)	(0.08)		(0.17)	(0.31)
From net realized gains
Return of capital				(0.00	)(3)		(0.01)

Total distributions to shareholders	(0.03)		(0.09)	(0.08)		(0.17)	(0.32)

Net asset value — end of period	$9.43		$9.39	$9.45		$9.37	$9.26

Total return	0.80	%(1)	0.27%	1.71%		3.13%	(0.85)%

Ratios/supplemental data:
Net assets, end of period (000s)	$243,231		$216,493	$158,433		$112,470	$93,080
Ratio of gross expense to average net assets	0.56	%(2)	0.57%	0.61%		0.73%	0.63%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.52%		0.50%	0.47%
Ratio of investment income less gross expenses to average net assets	0.59	%(2)	0.72%	0.65%		1.65%	3.43%
Ratio of net investment income to average net assets	0.65	%(2)	0.79%	0.74%		1.88%	3.59%
Portfolio turnover rate	30	%(1)	75%	78%		103%	73%

The Fund commenced operations on May 1, 1994.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report	78

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden Low Duration Fund
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$10.01		$10.23	$10.11		$9.74	$9.95

Income (loss) from investment activities:
Net investment income	0.09		0.24	0.21		0.34	0.36
Net realized and unrealized gains (losses)	0.10		(0.20)	0.20		0.40	(0.21)

Total from investment activities	0.19		0.04	0.41		0.74	0.15

Distributions to shareholders:
From net investment income	(0.10)		(0.24)	(0.25)		(0.37)	(0.33)
From net realized gains			(0.02)	(0.04)			(0.00	)(3)
Return of capital							(0.03)

Total distributions to shareholders	(0.10)		(0.26)	(0.29)		(0.37)	(0.36)

Net asset value — end of period	$10.10		$10.01	$10.23		$10.11	$9.74

Total return	1.89	%(1)	0.46%	4.10%		7.74%	1.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$628,027		$462,491	$540,606		$358,387	$343,173
Ratio of gross expense to average net assets	0.54	%(2)	0.56%	0.59%		0.59%	0.57%
Ratio of net expense to average net assets	0.53	%(2)	0.53%	0.54%		0.53%	0.52%
Ratio of investment income less gross expenses to average net assets	1.82	%(2)	2.34%	2.22%		3.35%	3.55%
Ratio of net investment income to average net assets	1.83	%(2)	2.37%	2.27%		3.41%	3.60%
Portfolio turnover rate	31	%(1)	74%	52%		107%	116%
The Fund commenced operations on January 1, 1994.
	Payden U.S. Government Fund — Adviser Class
	2012		2011	2010
Net asset value — beginning of period	$11.12		$11.30	$11.17

Income (loss) from investment activities:
Net investment income	0.04		0.13	0.13
Net realized and unrealized gains (losses)	0.08		(0.06)	0.26

Total from investment activities	0.12		0.07	0.39

Distributions to shareholders:
From net investment income	(0.07)		(0.15)	(0.13)
From net realized gains	(0.21)		(0.10)	(0.13)
Return of capital

Total distributions to shareholders	(0.28)		(0.25)	(0.26)

Net asset value — end of period	$10.96		$11.12	$11.30

Total return	1.09	%(1)	0.65%	3.50	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$835		$707	$434
Ratio of gross expense to average net assets	0.92	%(2)	0.89%	0.90	%(2)
Ratio of net expense to average net assets	0.85	%(2)	0.85%	0.86	%(2)
Ratio of investment income less gross expenses to average net assets	0.70	%(2)	1.10%	1.29	%(2)
Ratio of net investment income to average net assets	0.77	%(2)	1.14%	1.33	%(2)
Portfolio turnover rate	73	%(1)	76%	99	%(1)

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Amount less than $0.05

See notes to financial statements.

79	Payden Mutual Funds

	Payden U.S. Government Fund — Investor Class
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$11.12		$11.29	$11.17		$10.88	$10.56

Income (loss) from investment activities:
Net investment income	0.05		0.15	0.20		0.29	0.36
Net realized and unrealized gains (losses)	0.08		(0.04)	0.27		0.38	0.32

Total from investment activities	0.13		0.11	0.47		0.67	0.68

Distributions to shareholders:
From net investment income	(0.08)		(0.18)	(0.22)		(0.31)	(0.36)
From net realized gains	(0.21)		(0.10)	(0.13)		(0.07)	(0.00	)(3)
Return of capital

Total distributions to shareholders	(0.29)		(0.28)	(0.35)		(0.38)	(0.36)

Net asset value — end of period	$10.96		$11.12	$11.29		$11.17	$10.88

Total return	1.13	%(1)	(0.99)%	4.27%		6.20%	6.54%

Ratios/supplemental data:
Net assets, end of period (000s)	$66,898		$63,988	$110,543		$102,556	$63,590
Ratio of gross expense to average net assets	0.68	%(2)	0.63%	0.66%		0.65%	0.67%
Ratio of net expense to average net assets	0.60	%(2)	0.60%	0.60%		0.60%	0.58%
Ratio of investment income less gross expenses to average net assets	0.92	%(2)	1.41%	1.71%		2.41%	3.23%
Ratio of net investment income to average net assets	1.00	%(2)	1.44%	1.77%		2.46%	3.32%
Portfolio turnover rate	73	%(1)	76%	99%		104%	224%
The Fund commenced operations on January 1, 1995.
	Payden GNMA Fund — Adviser Class
	2012		2011	2010
Net asset value — beginning of period	$10.66		$10.56	$10.29

Income (loss) from investment activities:
Net investment income	0.09		0.27	0.41
Net realized and unrealized gains (losses)	0.18		0.30	0.31

Total from investment activities	0.27		0.57	0.72

Distributions to shareholders:
From net investment income	(0.17)		(0.42)	(0.45)
From net realized gains			(0.05)

Total distributions to shareholders	(0.17)		(0.47)	(0.45)

Net asset value — end of period	$10.76		$10.66	$10.56

Total return	2.44	%(1)	5.73%	7.03	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$90,459		$52,700	$21,169
Ratio of gross expense to average net assets	0.84	%(2)	0.86%	0.94	%(2)
Ratio of net expense to average net assets	0.75	%(2)	0.75%	0.76	%(2)
Ratio of investment income less gross expenses to average net assets	1.39	%(2)	1.92%	1.97	%(2)
Ratio of net investment income to average net assets	1.48	%(2)	2.03%	2.15	%(2)
Portfolio turnover rate	13	%(1)	23%	20	%(1)

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Amount less than $0.05

See notes to financial statements.

Semi-Annual Report	80

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden GNMA Fund — Investor Class
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$10.67		$10.56	$10.30		$9.62	$9.73

Income (loss) from investment activities:
Net investment income	0.10		0.26	0.28		0.34	0.42
Net realized and unrealized gains (losses)	0.18		0.35	0.48		0.82	(0.01)

Total from investment activities	0.28		0.61	0.76		1.16	0.41

Distributions to shareholders:
From net investment income	(0.18)		(0.45)	(0.50)		(0.48)	(0.52)
From net realized gains			(0.05)				0.00 (3)

Total distributions to shareholders	(0.18)		(0.50)	(0.50)		(0.48)	(0.52)

Net asset value — end of period	$10.77		$10.67	$10.56		$10.30	$9.62

Total return	2.66	%(1)	5.99%	7.62%		12.19%	4.29%

Ratios/supplemental data:
Net assets, end of period (000s)	$946,745		$776,547	$743,446		$617,024	$232,611
Ratio of gross expense to average net assets	0.59	%(2)	0.62%	0.69%		0.62%	0.60%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%		0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	1.65	%(2)	2.17%	2.24%		3.14%	3.96%
Ratio of net investment income to average net assets	1.74	%(2)	2.29%	2.43%		3.26%	4.06%
Portfolio turnover rate	13	%(1)	23%	20%		32%	22%
The Fund commenced operations on August 27, 1999.
	Payden Core Bond Fund — Adviser Class
	2012		2011	2010
Net asset value — beginning of period	$10.52		$10.66	$10.30

Income (loss) from investment activities:
Net investment income	0.78		0.36	0.29
Net realized and unrealized gains (losses)	(0.40)		(0.13)	0.41

Total from investment activities	0.38		0.23	0.70

Distributions to shareholders:
From net investment income	(0.22)		(0.37)	(0.30)
From net realized gains
Return of capital				(0.04)

Total distributions to shareholders	(0.22)		(0.37)	(0.34)

Net asset value — end of period	$10.68		$10.52	$10.66

Total return	3.65	%(1)	2.30%	6.84	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$331		$39,848	$32,610
Ratio of gross expense to average net assets	0.77	%(2)	0.78%	0.83	%(2)
Ratio of net expense to average net assets	0.77	%(2)	0.78%	0.83	%(2)
Ratio of investment income less gross expenses to average net assets	3.00	%(2)	3.43%	3.20	%(2)
Ratio of net investment income to average net assets	3.00	%(2)	3.43%	3.20	%(2)
Portfolio turnover rate	89	%(1)	118%	119	%(1)

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Amount less than $0.05

See notes to financial statements.

81	Payden Mutual Funds

	Payden Core Bond Fund — Investor Class
	2012		2011	2010	2009		2008
Net asset value — beginning of period	$10.54		$10.68	$10.31	$9.12		$10.07

Income (loss) from investment activities:
Net investment income	0.17		0.38	0.37	0.44		0.46
Net realized and unrealized gains (losses)	0.22		(0.13)	0.40	1.23		(0.93)

Total from investment activities	0.39		0.25	0.77	1.67		(0.47)

Distributions to shareholders:
From net investment income	(0.23)		(0.39)	(0.36)	(0.48)		(0.48)
From net realized gains
Return of capital				(0.04)

Total distributions to shareholders	(0.23)		(0.39)	(0.40)	(0.48)		(0.48)

Net asset value — end of period	$10.70		$10.54	$10.68	$10.31		$9.12

Total return	3.77	%(1)	2.45%	7.66%	18.67%		(4.97)%

Ratios/supplemental data:
Net assets, end of period (000s)	$620,567		$580,774	$539,531	$509,784		$389,029
Ratio of gross expense to average net assets	0.52	%(2)	0.53%	0.59%	0.60%		0.55%
Ratio of net expense to average net assets	0.52	%(2)	0.53%	0.59%	0.60%		0.55%
Ratio of investment income less gross expenses to average net assets	3.34	%(2)	3.64%	3.52%	4.51%		4.53%
Ratio of net investment income to average net assets	3.34	%(2)	3.64%	3.52%	4.51%		4.53%
Portfolio turnover rate	89	%(1)	118%	119%	79%		315%
The Fund commenced operations on January 1, 1994.
	Payden Corporate Bond Fund
	2012		2011	2010	2009
Net asset value — beginning of period	$11.33		$11.85	$11.24	$10.00

Income (loss) from investment activities:
Net investment income	0.23		0.51	0.54	0.30
Net realized and unrealized gains (losses)	0.22		(0.12)	0.71	1.23

Total from investment activities	0.45		0.39	1.25	1.53

Distributions to shareholders:
From net investment income	(0.25)		(0.51)	(0.54)	(0.29)
From net realized gains	(0.48)		(0.40)	(0.10)
Return of capital

Total distributions to shareholders	(0.73)		(0.91)	(0.64)	(0.29)

Net asset value — end of period	$11.05		$11.33	$11.85	$11.24

Total return	4.26	%(1)	3.71%	11.49%	15.43	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$38,582		$38,559	$47,385	$42,232
Ratio of gross expense to average net assets	0.96	%(2)	0.96%	0.95%	0.95	%(2)
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	3.98	%(2)	4.21%	4.42%	4.44	%(2)
Ratio of net investment income to average net assets	4.29	%(2)	4.52%	4.72%	4.74	%(2)
Portfolio turnover rate	85	%(1)	87%	71%	66	%(1)

The Fund commenced operations on March 12, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report	82

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden High Income Fund — Adviser Class
	2012		2011	2010
Net asset value — beginning of period	$7.05		$7.32	$6.82

Income (loss) from investment activities:
Net investment income	0.23		0.49	0.44
Net realized and unrealized gains (losses)	0.20		(0.24)	0.53

Total from investment activities	0.43		0.25	0.97

Distributions to shareholders:
From net investment income	(0.26)		(0.51)	(0.47)
From net realized gains	(0.09)		(0.01)
Return of capital

Total distributions to shareholders	(0.35)		(0.52)	(0.47)

Proceeds from redemption fees				0.00	(3)

Net asset value — end of period	$7.13		$7.05	$7.32

Total return	6.31	%(1)	3.51%	14.77	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$5,436		$4,492	$469
Ratio of gross expense to average net assets	0.89	%(2)	0.92%	0.94	%(2)
Ratio of net expense to average net assets	0.89	%(2)	0.92%	0.94	%(2)
Ratio of investment income less gross expenses to average net assets	6.66	%(2)	6.93%	7.03	%(2)
Ratio of net investment income to average net assets	6.66	%(2)	6.93%	7.03	%(2)
Portfolio turnover rate	10	%(1)	38%	22	%(1)
The Class commenced operations on November 2, 2009.
	Payden High Income Fund — Investor Class
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$7.05		$7.31	$6.83		$5.86	$8.08

Income (loss) from investment activities:
Net investment income	0.24		0.52	0.53		0.53	0.57
Net realized and unrealized gains (losses)	0.20		(0.24)	0.47		1.00	(2.19)

Total from investment activities	0.44		0.28	1.00		1.53	(1.62)

Distributions to shareholders:
From net investment income	(0.27)		(0.53)	(0.52)		(0.52)	(0.57)
From net realized gains	(0.09)		(0.01)
Return of capital						(0.04)	(0.03)

Total distributions to shareholders	(0.36)		(0.54)	(0.52)		(0.56)	(0.60)

Proceeds from redemption fees			0.00 (3)			0.00 (3)	0.00 (3)

Net asset value — end of period	$7.13		$7.05	$7.31		$6.83	$5.86

Total return	6.44	%(1)	3.89%	15.32%		27.65%	(21.35)%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,090,835		$1,024,553	$1,038,664		$675,842	$180,009
Ratio of gross expense to average net assets	0.64	%(2)	0.66%	0.70%		0.65%	0.72%
Ratio of net expense to average net assets	0.64	%(2)	0.66%	0.70%		0.65%	0.69%
Ratio of investment income less gross expenses to average net assets	6.93	%(2)	7.20%	7.69%		8.08%	7.43%
Ratio of net investment income to average net assets	6.93	%(2)	7.20%	7.69%		8.08%	7.40%
Portfolio turnover rate	10	%(1)	38%	22%		50%	19%

The Fund commenced operations on December 30, 1997.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

83	Payden Mutual Funds

	Payden Tax Exempt Bond Fund
	2012		2011	2010	2009	2008
Net asset value — beginning of period	$10.28		$10.32	$10.04	$9.54	$9.87

Income (loss) from investment activities:
Net investment income	0.12		0.26	0.25	0.29	0.34
Net realized and unrealized gains (losses)	0.32		(0.05)	0.28	0.51	(0.33)

Total from investment activities	0.44		0.21	0.53	0.80	0.01

Distributions to shareholders:
From net investment income	(0.12)		(0.25)	(0.25)	(0.30)	(0.34)
From net realized gains	(0.03)

Total distributions to shareholders	(0.15)		(0.25)	(0.25)	(0.30)	(0.34)

Net asset value — end of period	$10.57		$10.28	$10.32	$10.04	$9.54

Total return	4.24	%(1)	2.12%	5.36%	8.53%	0.04%

Ratios/supplemental data:
Net assets, end of period (000s)	$14,169		$14,912	$25,178	$21,895	$13,231
Ratio of gross expense to average net assets	1.01	%(2)	1.02%	0.88%	0.94%	1.05%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.55%	0.53%
Ratio of investment income less gross expenses to average net assets	1.77	%(2)	2.03%	2.14%	2.66%	2.92%
Ratio of net investment income to average net assets	2.23	%(2)	2.50%	2.47%	3.05%	3.44%
Portfolio turnover rate	34	%(1)	27%	30%	24%	50%
The Fund commenced operations on December 21, 1993.
	Payden California Municipal Income Fund
	2012		2011	2010	2009	2008
Net asset value — beginning of period	$10.11		$10.36	$10.10	$9.58	$9.94

Income (loss) from investment activities:
Net investment income	0.13		0.28	0.31	0.34	0.35
Net realized and unrealized gains (losses)	0.38		(0.05)	0.31	0.52	(0.36)

Total from investment activities	0.51		0.23	0.62	0.86	(0.01)

Distributions to shareholders:
From net investment income	(0.13)		(0.28)	(0.31)	(0.34)	(0.35)
From net realized gains			(0.20)	(0.05)

Total distributions to shareholders	(0.13)		(0.48)	(0.36)	(0.34)	(0.35)

Net asset value — end of period	$10.49		$10.11	$10.36	$10.10	$9.58

Total return	5.05	%(1)	2.41%	6.27%	9.06%	(0.12)%

Ratios/supplemental data:
Net assets, end of period (000s)	$48,280		$44,265	$46,580	$44,256	$45,015
Ratio of gross expense to average net assets	0.65	%(2)	0.67%	0.68%	0.68%	0.65%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.56%	0.55%	0.53%
Ratio of investment income less gross expenses to average net assets	2.40	%(2)	2.64%	2.90%	3.26%	3.44%
Ratio of net investment income to average net assets	2.50	%(2)	2.76%	3.02%	3.39%	3.56%
Portfolio turnover rate	16	%(1)	30%	51%	38%	19%

The Fund commenced operations on December 17, 1998.

(1)	Net annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	84

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden Global Low Duration Fund
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$9.88		$10.16	$9.89		$9.38	$10.07

Income (loss) from investment activities:
Net investment income	0.12		0.19	0.25		0.34	0.46
Net realized and unrealized gains (losses)	0.14		(0.20)	0.25		0.51	(0.74)

Total from investment activities	0.26		(0.01)	0.50		0.85	(0.28)

Distributions to shareholders:
From net investment income	(0.24)		(0.27)	(0.23)			(0.41)
From net realized gains
Return of capital				(0.00	)(3)	(0.34)	(0.00	)(3)

Total distributions to shareholders	(0.24)		(0.27)	(0.23)		(0.34)	(0.41)

Net asset value — end of period	$9.90		$9.88	$10.16		$9.89	$9.38

Total return	2.62	%(1)	(0.10)%	5.09%		9.26%	(2.90)%

Ratios/supplemental data:
Net assets, end of period (000s)	$65,657		$73,021	$69,331		$59,915	$68,952
Ratio of gross expense to average net assets	0.74	%(2)	0.70%	0.81%		0.82%	0.80%
Ratio of net expense to average net assets	0.70	%(2)	0.70%	0.74%		0.71%	0.70%
Ratio of investment income less gross expenses to average net assets	2.20	%(2)	2.04%	2.42%		3.45%	3.98%
Ratio of net investment income to average net assets	2.24	%(2)	2.04%	2.49%		3.56%	4.08%
Portfolio turnover rate	33	%(1)	142%	68%		97%	111%
The Fund commenced operations on September 18, 1996.
	Payden Global Fixed Income Fund
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$8.71		$9.02	$8.78		$8.21	$8.90

Income (loss) from investment activities:
Net investment income	0.31		0.36	0.32		0.28	0.32
Net realized and unrealized gains (losses)	(0.02)		(0.30)	0.34		0.70	(0.52)

Total from investment activities	0.29		0.06	0.66		0.98	(0.20)

Distributions to shareholders:
From net investment income	(0.57)		(0.37)	(0.42)		(0.35)	(0.49)
From net realized gains						(0.06)
Return of capital

Total distributions to shareholders	(0.57)		(0.37)	(0.42)		(0.41)	(0.49)

Net asset value — end of period	$8.43		$8.71	$9.02		$8.78	$8.21

Total return	3.52	%(1)	0.71%	7.66%		12.13%	(2.45)%

Ratios/supplemental data:
Net assets, end of period (000s)	$43,832		$66.592	$76,436		$102,003	$90,675
Ratio of gross expense to average net assets	0.93	%(2)	0.84%	0.86%		0.78%	0.81%
Ratio of net expense to average net assets	0.70	%(2)	0.70%	0.73%		0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	3.88	%(2)	3.91%	3.42%		3.20%	3.49%
Ratio of net investment income to average net assets	4.11	%(2)	4.05%	3.55%		3.28%	3.60%
Portfolio turnover rate	44	%(1)	82%	136%		162%	279%

The Fund commenced operations on September 1, 1992.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

85	Payden Mutual Funds

	Payden Emerging Markets Bond Fund — Adviser Class
	2012		2011	2010
Net asset value — beginning of period	$14.45		$14.87	$13.24

Income (loss) from investment activities:
Net investment income	0.41		0.78	0.68
Net realized and unrealized gains (losses)	0.45		(0.39)	1.63

Total from investment activities	0.86		0.39	2.31

Distributions to shareholders:
From net investment income	(0.44)		(0.80)	(0.68)
From net realized gains	(0.29)		(0.01)
Return of capital

Total distributions to shareholders	(0.73)		(0.81)	(0.68)

Proceeds from redemption fees	0.00	(3)

Net asset value — end of period	$14.58		$14.45	$14.87

Total return	6.19	%(1)	2.77%	17.91	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$29,231		$27,159	$10,534
Ratio of gross expense to average net assets	1.03	%(2)	1.09%	1.17	%(2)
Ratio of net expense to average net assets	1.03	%(2)	1.09%	1.16	%(2)
Ratio of investment income less gross expenses to average net assets	5.63	%(2)	5.80%	5.27	%(2)
Ratio of net investment income to average net assets	5.63	%(2)	5.80%	5.28	%(2)
Portfolio turnover rate	33	%(1)	85%	49	%(1)
The Class commenced operations on November 2, 2009.
	Payden Emerging Markets Bond Fund — Investor Class
	2012		2011	2010		2009	2008
Net asset value — beginning of period	$14.42		$14.85	$13.24		$9.91	$13.55

Income (loss) from investment activities:
Net investment income	0.43		0.86	0.81		0.70	0.72
Net realized and unrealized gains (losses)	0.46		(0.45)	1.56		3.29	(3.42)

Total from investment activities	0.89		0.41	2.37		3.99	(2.70)

Distributions to shareholders:
From net investment income	(0.46)		(0.83)	(0.76)		(0.66)	(0.77)
From net realized gains	(0.29)		(0.01)
Return of capital							(0.17)

Total distributions to shareholders	(0.75)		(0.84)	(0.76)		(0.66)	(0.94)

Proceeds from redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)

Net asset value — end of period	$14.56		$14.42	$14.85		$13.24	$9.91

Total return	6.40	%(1)	2.95%	18.44%		41.17%	(21.19)%

Ratios/supplemental data:
Net assets, end of period (000s)	$557,788		$620,106	$432,682		$241,499	$73,205
Ratio of gross expense to average net assets	0.78	%(2)	0.85%	0.92%		0.83%	0.88%
Ratio of net expense to average net assets	0.78	%(2)	0.85%	0.87%		0.83%	0.88%
Ratio of investment income less gross expenses to average net assets	5.88	%(2)	6.07%	5.91%		6.62%	5.74%
Ratio of net investment income to average net assets	5.88	%(2)	6.07%	5.96%		6.62%	5.74%
Portfolio turnover rate	33	%(1)	85%	49%		103%	172%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report	86

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden Emerging Markets Bond Fund — Institutional Class
	2012
Net asset value — beginning of period	$14.47

Income (loss) from investment activities:
Net investment income	0.03
Net realized and unrealized gains (losses)	0.13

Total from investment activities	0.16

Distributions to shareholders:
From net investment income	(0.08)
From net realized gains
Return of capital

Total distributions to shareholders	(0.08)

Proceeds from redemption fees

Net asset value — end of period	$14.55

Total return	1.07	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$240,323
Ratio of gross expense to average net assets	0.69	%(2)
Ratio of net expense to average net assets	0.69	%(2)
Ratio of investment income (loss) less gross expenses to average net assets	5.83	%(2)
Ratio of net investment income to average net assets	5.83	%(2)
Portfolio turnover rate	33	%(1)
The Class commenced operations April 9, 2012
	Payden Emerging Markets Local Bond Fund — Adviser Class
	2012
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.21
Net realized and unrealized gains (losses)	0.18

Total from investment activities	0.39

Distributions to shareholders:
From net investment income	(0.22)
From net realized gains
Return of capital

Total distributions to shareholders	(0.22)

Proceeds from redemption fees

Net asset value — end of period	$10.17

Total return	4.02	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$18
Ratio of gross expense to average net assets	1.48	%(2)
Ratio of net expense to average net assets	1.23	%(2)
Ratio of investment income (loss) less gross expenses to average net assets	4.33	%(2)
Ratio of net investment income to average net assets	4.58	%(2)
Portfolio turnover rate	21	%(1)

The Fund commenced operations November 2, 2011

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

87	Payden Mutual Funds

	Payden Emerging Markets Local Bond Fund — Investor Class
	2012
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.23
Net realized and unrealized gains (losses)	0.19

Total from investment activities	0.42

Distributions to shareholders:
From net investment income	(0.24)
From net realized gains
Return of capital

Total distributions to shareholders	(0.24)

Proceeds from redemption fees

Net asset value — end of period	$10.18

Total return	4.23	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$106,621
Ratio of gross expense to average net assets	1.12	%(2)
Ratio of net expense to average net assets	0.97	%(2)
Ratio of investment income (loss) less gross expenses to average net assets	4.82	%(2)
Ratio of net investment income to average net assets	4.97	%(2)
Portfolio turnover rate	21	%(1)
The Fund commenced operations November 2, 2011
	Payden Value Leaders Fund — Adviser Class
	2012
Net asset value — beginning of period	$10.13

Income (loss) from investment activities:
Net investment income	0.18
Net realized and unrealized gains (losses)	0.87

Total from investment activities	1.05

Distributions to shareholders:
From net investment income	(0.21)
From net realized gains
Return of capital

Total distributions to shareholders	(0.21)

Proceeds from redemption fees

Net asset value — end of period	$10.97

Total return	10.41	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$3,490
Ratio of gross expense to average net assets	1.12	%(2)
Ratio of net expense to average net assets	1.06	%(2)
Ratio of investment income (loss) less gross expenses to average net assets	4.39	%(2)
Ratio of net investment income to average net assets	4.45	%(2)
Portfolio turnover rate	136	%(1)
The Class commenced operations December 1, 2011

See notes to financial statements.

Semi-Annual Report	88

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2012 and October 31 st

	Payden Value Leaders Fund — Investor Class
	2012		2011	2010	2009	2008
Net asset value — beginning of period	$10.11		$8.91	$8.17	$7.85	$14.16

Income (loss) from investment activities:
Net investment income	0.23		0.38	0.14	0.17	0.27
Net realized and unrealized gains (losses)	0.89		1.25	0.74	0.35	(5.79)

Total from investment activities	1.12		1.63	0.88	0.52	(5.52)

Distributions to shareholders:
From net investment income	(0.26)		(0.43)	(0.14)	(0.20)	(0.28)
From net realized gains						(0.51)
Return of capital

Total distributions to shareholders	(0.26)		(0.43)	(0.14)	(0.20)	(0.79)

Proceeds from redemption fees					0.00 (3)

Net asset value — end of period	$10.97		$10.11	$8.91	$8.17	$7.85

Total return	11.16	%(1)	18.46%	10.89%	7.00%	(41.03)%

Ratios/supplemental data:
Net assets, end of period (000s)	$115,279		$63,832	$27,035	$28,363	$36,220
Ratio of gross expense to average net assets	0.85	%(2)	0.95%	1.03%	1.04%	0.90%
Ratio of net expense to average net assets	0.80	%(2)	0.80%	0.85%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	4.72	%(2)	4.03%	1.32%	1.93%	2.00%
Ratio of net investment income to average net assets	4.77	%(2)	4.18%	1.50%	2.17%	2.10%
Portfolio turnover rate	136	%(1)	167%	72%	60%	101%

The Fund commenced operations on November 1, 1996.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

	Payden U.S. Growth Leaders Fund
	2012		2011	2010	2009	2008
Net asset value — beginning of period	$8.19		$7.84	$6.80	$6.16	$11.30

Income (loss) from investment activities:
Net investment income	0.02		0.07	0.02	0.04	0.01
Net realized and unrealized gains (losses)	0.90		0.32	1.05	0.63	(4.63)

Total from investment activities	0.92		0.39	1.07	0.67	(4.62)

Distributions to shareholders:
From net investment income	(0.04)		(0.04)	(0.03)	(0.03)	(0.01)
From net realized gains						(0.47)
Return of capital						(0.04)

Total distributions to shareholders	(0.04)		(0.04)	(0.03)	(0.03)	(0.52)

Proceeds from redemption fees					0.00 (3)	0.00 (3)

Net asset value — end of period	$9.07		$8.19	$7.84	$6.80	$6.16

Total return	11.33	%(1)	4.89%	15.82%	10.92%	(42.86)%

Ratios/supplemental data:
Net assets, end of period (000s)	$20,112		$20,830	$55,708	$66,509	$85,824
Ratio of gross expense to average net assets	1.18	%(2)	1.03%	1.02%	1.02%	0.97%
Ratio of net expense to average net assets	1.01	%(2)	0.97%	1.02%	1.00%	0.96%
Ratio of investment income less gross expenses to average net assets	0.30	%(2)	0.50%	0.30%	0.63%	0.05%
Ratio of net investment income to average net assets	0.47	%(2)	0.56%	0.30%	0.65%	0.06%
Portfolio turnover rate	43	%(1)	293%	245%	198%	387%

The Fund commenced operations on June 17, 1999.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

89	Payden Mutual Funds

	Payden Global Equity Fund
	2012		2011	2010	2009		2008
Net asset value — beginning of period	$6.93		$7.47	$6.55	$5.60		$10.00

Income (loss) from investment activities:
Net investment income (loss)	(0.03)		(0.05)	(0.05)	(0.00	)(3)	0.03
Net realized and unrealized gains (losses)	0.54		(0.45)	0.99	0.98		(4.40)

Total from investment activities	0.51		(0.50)	0.94	0.98		(4.37)

Distributions to shareholders:
From net investment income (loss)					(0.03)		(0.03)
From net realized gains
Return of capital			(0.04)	(0.02)	(0.00	)(3)

Total distributions to shareholders			(0.04)	(0.02)	(0.03)		(0.03)

Proceeds from redemption fees				0.00 (3)	0.00	(3)

Net asset value — end of period	$7.44		$6.93	$7.47	$6.55		$5.60

Total return	7.36	%(1)	(6.76%)	14.37%	17.59%		(43.83	)%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$8,316		$11,990	$14,533	$10,853		$9,580
Ratio of gross expense to average net assets	2.25	%(2)	1.89%	1.97%	2.60%		2.89	%(2)
Ratio of net expense to average net assets	1.50	%(2)	1.50%	1.50%	1.50%		1.50	%(2)
Ratio of investment income (loss) less gross expenses to average net assets	(1.41	)%(2)	(0.82)%	(1.15)%	(1.36)%		(0.59	)%(2)
Ratio of net investment income (loss) to average net assets	(0.66	)%(2)	(0.43)%	(0.68)%	(0.26)%		0.80	%(2)
Portfolio turnover rate	91	%(1)	185%	142%	166%		163	%(1)
The Fund commenced operations on March 31, 2008.
	Metzler/Payden European Emerging Markets Fund
	2012		2011	2010	2009		2008
Net asset value — beginning of period	$23.11		$28.16	$24.13	$14.99		$42.31

Income (loss) from investment activities:
Net investment income	(0.12)		0.22	(0.07)	0.03		0.29
Net realized and unrealized gains (losses)	(0.44)		(5.27)	4.09	9.16		(24.05)

Total from investment activities	(0.56)		(5.05)	4.02	9.19		(23.76)

Distributions to shareholders:
From net investment income							(0.05)
From net realized gains							(3.52)
Return of capital					(0.05)

Total distributions to shareholders				0.00	(0.05)		(3.57)

Proceeds from redemption fees			0.00 (3)	0.01	0.00	(3)	0.01

Net asset value — end of period	$22.55		$23.11	$28.16	$24.13		$14.99

Total return	(2.42	)%(1)	(17.93%)	16.70%	61.44%		(61.17)%

Ratios/supplemental data:
Net assets, end of period (000s)	$86,824		$105,668	$177,844	$200,981		$167,125
Ratio of gross expense to average net assets	1.72	%(2)	1.60%	1.64%	1.52%		1.47%
Ratio of net expense to average net assets	1.51	%(2)	1.50%	1.50%	1.50%		1.47%
Ratio of investment income less gross expenses to average net assets	(1.24	)%(2)	0.70%	(0.31)%	0.16%		0.76%
Ratio of net investment income to average net assets	(1.03	)%(2)	0.80%	(0.17)%	0.18%		0.76%
Portfolio turnover rate	74	%(1)	139%	123%	133%		204%

The Fund commenced operations on December 30, 2002.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report	90

Fund Expenses unaudited

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2012. It uses the Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value November 1, 2011	Value April 30, 2012	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,000.10	0.01%	0.14%	$0.70
Limited Maturity	1,000.00	1,008.00	0.80%	0.50%	2.50
Low Duration	1,000.00	1,018.90	1.89%	0.53%	2.66
U.S. Government Investor Class	1,000.00	1,011.30	1.13%	0.60%	3.00
U.S. Government Adviser Class	1,000.00	1,010.90	1.09%	0.85%	4.25
GNMA Investor Class	1,000.00	1,026.60	2.66%	0.50%	2.52
GNMA Adviser Class	1,000.00	1,024.40	2.44%	0.75%	3.78
Core Bond Investor Class	1,000.00	1,037.70	3.77%	0.52%	2.63
Core Bond Adviser Class	1,000.00	1,036.50	3.65%	0.77%	3.90
Corporate Bond	1,000.00	1,042.60	4.26%	0.65%	3.30
High Income Investor Class	1,000.00	1,064.40	6.44%	0.64%	3.28
High Income Adviser Class	1,000.00	1,063.10	6.31%	0.89%	4.57
Tax Exempt Bond	1,000.00	1,042.40	4.24%	0.55%	2.79
California Municipal Income	1,000.00	1,050.50	5.05%	0.55%	2.80
Global Low Duration	1,000.00	1,026.20	2.62%	0.70%	3.53
Global Fixed Income	1,000.00	1,035.20	3.52%	0.70%	3.54
Emerging Markets Bond Investor Class	1,000.00	1,064.00	6.40%	0.78%	4.00
Emerging Markets Bond Adviser Class	1,000.00	1,061.90	6.19%	1.03%	5.28
Emerging Markets Bond Institutional Class(1)	1,000.00	1,010.70	1.07%	0.69%	0.42
Emerging Markets Local Bond Investor Class(2)	1,000.00	1,042.30	4.23%	0.97%	4.90
Emerging Markets Local Bond Adviser Class(2)	1,000.00	1,040.20	4.02%	1.23%	6.21
Value Leaders Investor Class	1,000.00	1,111.60	11.16%	0.80%	4.20
Value Leaders Adviser Class(3)	1,000.00	1,104.10	10.41%	1.06%	4.63
U.S. Growth Leaders	1,000.00	1,113.30	11.33%	1.01%	5.31
Global Equity	1,000.00	1,073.60	7.36%	1.50%	7.73
European Emerging Markets	1,000.00	975.80	-2.42%	1.51%	7.42

(1)	Fund commenced operations April 9, 2012 (22/365)
(2)	Fund commenced operations November 2, 2011 (181/366)
(3)	Fund commenced operations December 1, 2011 (152/366)

91	Payden Mutual Funds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2012 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2011	Value April 30, 2012	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,024.17	2.42%	0.14%	$0.70
Limited Maturity	1,000.00	1,022.38	2.24%	0.50%	2.51
Low Duration	1,000.00	1,022.23	2.22%	0.53%	2.66
U.S. Government Investor Class	1,000.00	1,021.88	2.19%	0.60%	3.02
U.S. Government Adviser Class	1,000.00	1,020.64	2.06%	0.85%	4.27
GNMA Investor Class	1,000.00	1,022.38	2.24%	0.50%	2.51
GNMA Adviser Class	1,000.00	1,021.13	2.11%	0.75%	3.77
Core Bond Investor Class	1,000.00	1,022.28	2.23%	0.52%	2.61
Core Bond Adviser Class	1,000.00	1,021.03	2.10%	0.77%	3.87
Corporate Bond	1,000.00	1,021.63	2.16%	0.65%	3.27
High Income Investor Class	1,000.00	1,021.68	2.17%	0.64%	3.22
High Income Adviser Class	1,000.00	1,020.44	2.04%	0.89%	4.47
Tax Exempt Bond	1,000.00	1,022.13	2.21%	0.55%	2.77
California Municipal Income	1,000.00	1,022.13	2.21%	0.55%	2.77
Global Low Duration	1,000.00	1,021.38	2.14%	0.70%	3.52
Global Fixed Income	1,000.00	1,021.38	2.14%	0.70%	3.52
Emerging Markets Bond Investor Class	1,000.00	1,020.98	2.10%	0.78%	3.92
Emerging Markets Bond Adviser Class	1,000.00	1,019.74	1.97%	1.03%	5.17
Emerging Markets Bond Institutional Class(1)	1,000.00	1,002.59	0.26%	0.69%	3.44
Emerging Markets Local Bond Investor Class(2)	1,000.00	1,019.93	1.99%	0.97%	4.87
Emerging Markets Local Bond Adviser Class(2)	1,000.00	1,018.64	1.86%	1.23%	6.17
Value Leader Investor Class	1,000.00	1,020.89	2.09%	0.80%	4.02
Value Leader Adviser Class(3)	1,000.00	1,016.36	1.64%	1.06%	5.31
U.S. Growth Leaders	1,000.00	1,019.84	1.98%	1.01%	5.07
Global Equity	1,000.00	1,017.40	1.74%	1.50%	7.52
European Emerging Markets	1,000.00	1,017.35	1.74%	1.51%	7.57

(1)	Fund commenced operations April 9, 2012 (22/365)
(2)	Fund commenced operations November 2, 2011 (181/366)
(3)	Fund commenced operations December 1, 2011 (152/366)

Semi-Annual Report	92

Trustees and Officers unaudited

Name & Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held
333 S. Grand Avenue Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus and Distinguished Professor of Medicine, David Geffen School of Medicine at the University of California, Los Angeles

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern California	Director, First American Financial Corp.; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names University

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business at the University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	Director, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Senior Vice President and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

93	Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

» U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund (PYLMX)

Payden Low Duration Fund (PYSBX)

Payden U.S. Government Fund — Investor Class (PYUSX)

Payden U.S. Government Fund — Adviser Class (PYUWX)

Payden GNMA Fund — Investor Class (PYGNX)

Payden GNMA Fund — Adviser Class (PYGWX)

Payden Core Bond Fund — Investor Class (PYCBX)

Payden Core Bond Fund — Adviser Class (PYCWX)

Payden Corporate Bond Fund (PYACX)

Payden High Income Fund — Investor Class (PYHRX)

Payden High Income Fund — Adviser Class (PYHWX)

» TAX EXEMPT BOND FUNDS

Payden Tax Exempt Bond Fund (PYTEX)

Payden California Municipal Income Fund (PYCRX)

» GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund (PYGFX)

Payden Emerging Markets Bond Fund — Investor Class (PYEMX)

Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)

Payden Emerging Markets Bond Fund — Institutional Class (PYEIX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)

Payden Emerging Markets Local Bond Fund — Adviser Class (PYEAX)

» U.S. EQUITY FUNDS

Payden Value Leaders Fund — Investor Class (PYVLX)

Payden Value Leaders Fund — Adviser Class (PYVAX)

Payden U.S. Growth Leaders Fund (PUGLX)

» INTERNATIONAL EQUITY FUNDS

Payden Global Equity Fund (PYGEX)

Metzler/Payden European Emerging Markets Fund (MPYMX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

Cash Balance Plan Fund

Management Discussion & Analysis

During the six months ended April 30, 2012, investors digested better-than-expected domestic economic data amidst continued headwinds out of the European Union. The unemployment rate in the U.S. declined to 8.3% during the period and corporate profits continued to set records. The European Central Bank offered relief to the European banking system with a second Long-Term Refinancing Operation. Bond prices moved higher as U.S. Treasury yields fell and credit spreads compressed as equity markets rallied.

The Payden/Kravitz Cash Balance Plan Fund is designed specifically for cash balance plans. Its objective is to earn the benchmark return on a calendar year basis. For a given calendar year, the benchmark index return is equal to the average daily yield of the 30-Year U.S. Treasury bond from December of the preceding year. For the six months ended April 30, 2012, the Fund’s Institutional Class (PKBIX) returned 2.01%, the Adviser Class (PKCBX) returned 1.81% and the Retirement Class (PKCRX) returned 1.74%, while the Fund’s benchmark, the 30-Year U.S. Treasury bond Yield, returned 1.71%. The Fund’s performance was particularly aided by holdings in high yield corporate bonds and private-label mortgages, which recovered along with other risk assets. High quality holdings in U.S. Treasury and U.S. agency mortgages also contributed positively during the period.

We expect volatility to persist in the intermediate-term and have focused Fund assets in credit markets where strong fundamentals and healthy income should help dampen periodic bouts of turbulence.

Performance Summary

Returns	6 months
Institutional Class	2.01%
Adviser Class	1.81%
Retirement Class	1.74%

Credit Quality - percent of value
AAA	19%
AA	12%
A	15%
BBB	21%
BB	12%
B or lower	21%

Portfolio Composition - percent of value
Corporate bonds	63%
Mortgage backed bonds	16%
U.S. Treasury bonds	7%
Foreign Government	4%
Other	10%

Schedule of Investments

April 30, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (101%)
Asset Backed (4%)
505,561	Bear Stearns Asset Backed Securities Trust, 0.83%, 8/25/34	$457
1,190,000	Capital One Multi-Asset Execution Trust, 5.05%, 2/15/16	1,240
850,000	Discover Card Master Trust, 5.65%, 12/15/15	899
541,329	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	586
400,000	Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	403
63,964	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	64
239,383	Terwin Mortgage Trust 144A, 0.61%, 1/25/35 (a)	229

		3,878

Corporate (66%)
340,000	Abbott Laboratories, 5.30%, 5/27/40	402
600,000	Abu Dhabi National Energy Co. 144A, 4.12%, 3/13/17 (a)	618
300,000	ACCO Brands Corp., 7.625%, 8/15/15	308
260,000	AES Corp., 7.75%, 3/1/14	283
235,000	Aflac Inc, 2.65%, 2/15/17	240
232,000	Airgas Inc., 4.50%, 9/15/14	248
145,000	Alliance One International Inc., 10.00%, 7/15/16	147
400,000	Ally Financial Inc., 7.50%, 12/31/13	428
765,000	American Honda Finance Corp. 144A, 2.12%, 2/28/17 (a)	777
530,000	American International Group Inc., 3.00%, 3/20/15	540
150,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (a)	162
465,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	470
285,000	Apria Healthcare Group Inc., 12.375%, 11/1/14 (f)	280
420,000	ARAMARK Corp., 8.50%, 2/1/15	431
340,000	Arch Coal Inc., 8.75%, 8/1/16	343
520,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	535
428,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	430
100,000	B&G Foods Inc., 7.62%, 1/15/18	108
510,000	Banco Bradesco SA/Cayman Islands 144A, 2.59%, 5/16/14 (a)	512
390,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	410
425,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	429
520,000	Bank of Montreal, 2.50%, 1/11/17	535
300,000	Basic Energy Services Inc., 7.125%, 4/15/16	306
390,000	Bausch & Lomb Inc., 9.875%, 11/1/15	412
530,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a)	530
410,000	Berry Plastics Corp., 8.25%, 11/15/15	440
675,000	Best Buy Co. Inc., 3.75%, 3/15/16	649
900,000	BHP Billiton Finance USA Ltd., 1.62%, 2/24/17	907
300,000	Boyd Gaming Corp., 6.75%, 4/15/14	302
750,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	771
480,000	BRE Properties Inc., 5.50%, 3/15/17	533
535,000	Broadcom Corp., 2.37%, 11/1/15	558
284,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)	290
145,000	Cablevision Systems Corp., 8.625%, 9/15/17	160
300,000	Calpine Corp. 144A, 7.25%, 10/15/17 (a)	322
150,000	Canadian National Resources Ltd., 4.90%, 12/1/14	165
335,000	Capital One Financial Corp., 3.15%, 7/15/16	347
330,000	Case New Holland Inc., 7.75%, 9/1/13	354
150,000	Central Garden & Pet Co., 8.25%, 3/1/18	155
305,000	Chesapeake Energy Corp., 9.50%, 2/15/15 (f)	334
810,000	Chevron Corp., 4.95%, 3/3/19	974
125,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	129
505,000	Chubb Corp., 6.37%, 3/29/67	520
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	141
410,000	Citigroup Inc., 5.30%, 10/17/12	418
750,000	Citigroup Inc., 5.62%, 8/27/12	760
430,000	CityCenter Holdings LLC, 7.62%, 1/15/16	458
140,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	148
360,000	Commonwealth Bank of Australia 144A, 1.20%, 3/17/14 (a)	360
300,000	CONSOL Energy Inc., 8.00%, 4/1/17	318
370,000	Constellation Brands Inc., 7.25%, 9/1/16	420
665,000	Corn Products International Inc., 3.20%, 11/1/15	696
300,000	Cott Beverages Inc., 8.37%, 11/15/17	326
220,000	Cox Communications Inc., 5.45%, 12/15/14	244

Principal or Shares	Security Description	Value (000)
400,000	Cricket Communications Inc., 7.75%, 5/15/16	423
340,000	Crown Castle International Corp., 9.00%, 1/15/15	377
600,000	CVS Caremark Corp., 5.75%, 6/1/17	710
300,000	Dean Foods Co., 7.00%, 6/1/16	314
330,000	Denbury Resources Inc., 9.75%, 3/1/16	365
500,000	Digital Realty Trust LP, 4.50%, 7/15/15	526
570,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc. 144A, 2.40%, 3/15/17 (a)	572
415,000	DISH DBS Corp., 6.625%, 10/1/14	452
345,000	Duke Energy Corp., 3.95%, 9/15/14	369
435,000	E.I. du Pont de Nemours & Co., 5.00%, 7/15/13	458
400,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	445
400,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	403
195,000	ERAC USA Finance LLC 144A, 2.75%, 3/15/17 (a)	196
315,000	Exelon Corp., 4.90%, 6/15/15	345
300,000	First Data Corp., 9.875%, 9/24/15	304
350,000	FMG Resources August 2006 Pty. Ltd. 144A, 7.00%, 11/1/15 (a)	364
300,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	313
320,000	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	367
275,000	Forest Oil Corp., 8.50%, 2/15/14	297
530,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/1/17	526
275,000	Frontier Communications Corp., 8.25%, 5/1/14	300
890,000	General Electric Capital Corp., 2.30%, 4/27/17	892
450,000	General Electric Capital Corp., 6.37%, 11/15/67	464
300,000	GenOn Energy Inc., 7.62%, 6/15/14 (f)	308
350,000	Georgia Power Co., 1.30%, 9/15/13	354
490,000	Goldman Sachs Group Inc., 1.52%, 2/7/14	480
890,000	Google Inc., 3.62%, 5/19/21	983
300,000	Hanesbrands Inc., 8.00%, 12/15/16	332
780,000	Harley-Davidson Financial Services Inc. 144A, 2.70%, 3/15/17 (a)	781
355,000	HCA Inc., 5.75%, 3/15/14	370
505,000	Health Care REIT Inc., 4.70%, 9/15/17	536
150,000	Host Hotels & Resorts LP, 6.87%, 11/1/14	153
540,000	HSBC USA Inc., 2.37%, 2/13/15	546
345,000	Husky Energy Inc., 5.90%, 6/15/14	379
430,000	Icahn Enterprises LP, 7.75%, 1/15/16	455
145,000	Ingles Markets Inc., 8.875%, 5/15/17	158
450,000	International Lease Finance Corp., 5.65%, 6/1/14	462
400,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (a)	420
500,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (a)	513
150,000	Jarden Corp., 7.50%, 5/1/17	168
535,000	Johnson & Johnson, 4.85%, 5/15/41	634
730,000	JPMorgan Chase & Co., 3.70%, 1/20/15	769
200,000	KB Home, 5.75%, 2/1/14	200
360,000	KeyCorp, 6.50%, 5/14/13	380
415,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	438
310,000	Kraft Foods Inc., 5.25%, 10/1/13	329
300,000	Kroger Co., 2.20%, 1/15/17	307
435,000	Kroger Co., 3.90%, 10/1/15	474
315,000	Lamar Media Corp., 9.75%, 4/1/14	358
460,000	Lennar Corp., 5.60%, 5/31/15	482
395,000	Levi Strauss & Co., 8.875%, 4/1/16	409
315,000	Lockheed Martin Corp., 2.12%, 9/15/16	322
330,000	Masco Corp., 6.125%, 10/3/16	352
215,000	MassMutual Global Funding 144A, 0.97%, 9/27/13 (a)	215
415,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	430
320,000	Medtronic Inc., 3.00%, 3/15/15	341
300,000	Merck & Co. Inc., 5.85%, 6/30/39	394
700,000	Merrill Lynch & Co. Inc., 6.15%, 4/25/13	729
270,000	MetLife Institutional Funding 144A, 1.36%, 4/4/14 (a)	271
200,000	MGM Resorts International, 10.37%, 5/15/14	229
955,000	Microsoft Corp., 5.30%, 2/8/41	1,188
600,000	Morgan Stanley, 5.30%, 3/1/13	614
150,000	National Australia Bank Ltd. 144A, 0.94%, 1/8/13 (a)	150
385,000	National Australia Bank Ltd. 144A, 1.41%, 7/25/14 (a)	387

See notes to financial statements.

Principal or Shares	Security Description	Value (000)
430,000	National Rural Utilities Cooparative Finance Corp., 5.50%, 7/1/13	455
350,000	Newfield Exploration Co., 6.625%, 4/15/16	360
160,000	NOVA Chemicals Corp., 8.375%, 11/1/16	178
360,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	409
770,000	PACCAR Financial Corp., 1.55%, 9/29/14	783
420,000	Packaging Dynamics Corp. 144A, 8.75%, 2/1/16 (a)	448
145,000	Penn National Gaming Inc., 8.75%, 8/15/19	162
200,000	Petrobras International Finance Co., 2.87%, 2/6/15	205
140,000	Petronas Capital Ltd., 7.00%, 5/22/12 (e)	140
285,000	Pfizer Inc., 7.20%, 3/15/39	423
545,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	560
485,000	Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	489
610,000	PNC Funding Corp., 3.30%, 3/8/22	618
300,000	President and Fellows of Harvard College 144A, 6.50%, 1/15/39 (a)	440
330,000	Procter & Gamble Co, 5.55%, 3/5/37	427
460,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (a)	503
420,000	Qwest Communications International Inc., 7.50%, 2/15/14	422
260,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	282
200,000	Rock-Tenn Co. 144A, 4.90%, 3/1/22 (a)	203
290,000	Ryder System Inc., 3.50%, 6/1/17	307
380,000	SandRidge Energy Inc., 9.87%, 5/15/16	424
395,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	440
430,000	Sealy Mattress Co., 8.25%, 6/15/14 (f)	430
520,000	Senior Housing Properties Trust, 4.30%, 1/15/16	521
280,000	Southern Co., 1.95%, 9/1/16	287
420,000	Sprint Nextel Corp., 6.00%, 12/1/16	383
405,000	SPX Corp., 7.625%, 12/15/14	453
420,000	SUPERVALU Inc., 7.50%, 11/15/14 (f)	429
315,000	Susser Holdings LLC, 8.50%, 5/15/16	347
410,000	Targa Resources Partners LP, 8.25%, 7/1/16	434
415,000	Tesoro Corp., 6.625%, 11/1/15	425
315,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	315
290,000	Time Warner Inc., 3.15%, 7/15/15	307
265,000	Toyota Motor Credit Corp., 3.20%, 6/17/15	283
420,000	Toys R US - Delaware Inc. 144A, 7.37%, 9/1/16 (a)	429
290,000	Union Bank NA, 2.12%, 12/16/13	295
905,000	United Parcel Service Inc., 3.12%, 1/15/21	964
150,000	United States Steel Corp., 7.37%, 4/1/20 (f)	154
465,000	USAA Capital Corp. 144A, 2.25%, 12/13/16 (a)	470
240,000	Viacom Inc., 4.375%, 9/15/14	259
350,000	Waste Management Inc., 2.60%, 9/1/16	362
620,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	664
405,000	WellPoint Inc., 2.37%, 2/15/17	415
160,000	Westpac Banking Corp. 144A, 1.01%, 4/8/13 (a)	161
325,000	Windstream Corp., 8.125%, 8/1/13	347
190,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (a)	191
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	171
290,000	WMG Acquisition Corp., 9.50%, 6/15/16	318
680,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	694
720,000	WPX Energy Inc. 144A, 5.25%, 1/15/17 (a)	716
300,000	XM Satellite Radio Inc. 144A, 13.00%, 8/1/13 (a)	341
16,000	Yankee Candle Co. Inc., 8.50%, 2/15/15	16

		69,924

Foreign Government (4%)
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (c)	826
200,000	Republic of Ghana, 8.50%, 10/4/17 (e)	229
900,000	Republic of Indonesia, 7.50%, 1/15/16 (e)	1,051
900,000	Republic of Philippines, 8.00%, 1/15/16	1,085
800,000	Russian Foreign Bond - Eurobond 144A, 3.25%, 4/4/17 (a)	813
480,000	State of Qatar 144A, 3.12%, 1/20/17 (a)	497

		4,501

Mortgage Backed (17%)
481,473	Adjustable Rate Mortgage Trust, 3.22%, 3/25/37	247
430,047	Banc of America Mortgage Securities Inc., 2.75%, 10/20/32	429
652,359	Extended Stay America Trust 144A, 2.95%, 11/5/27 (a)	662

Principal or Shares	Security Description	Value (000)
1,333,870	FHLMC Multifamily Structured Pass Through Certificate, 1.89%, 12/25/20	1,363
400,000	FN 468531 ARM, 0.59%, 7/1/16	404
1,162,171	FN 725424, 5.50%, 4/1/34	1,281
1,275,493	GN 734089 30YR, 4.00%, 12/15/40	1,384
500,000	Granite Master Issuer PLC, 1.10%, 12/17/54	315
787,252	Harborview Mortgage Loan Trust, 2.77%, 1/19/35	619
675,520	JP Morgan Mortgage Trust, 6.00%, 6/25/37	566
462,555	JP Morgan Mortgage Trust, 6.00%, 7/25/36	422
192,909	Long Beach Mortgage Loan Trust, 5.93%, 8/25/33	94
365,176	MLCC Mortgage Investors Inc., 2.15%, 2/25/36	323
536,083	Morgan Stanley Mortgage Loan Trust, 2.89%, 1/25/35	399
340,318	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	338
890,891	MortgageIT Trust, 0.60%, 12/25/34	788
846,428	Prime Mortgage Trust, 5.00%, 10/25/35	777
490,587	Residential Asset Mortgage Products Inc., 6.50%, 11/25/31	491
988,464	Sequoia Mortgage Trust, 3.50%, 4/25/42	1,016
707,221	Structured Adjustable Rate Mortgage Loan Trust, 2.71%, 8/25/34	585
69,444	Structured Adjustable Rate Mortgage Loan Trust, 2.75%, 8/25/34	66
514,335	Structured Asset Mortgage Investments Inc., 0.94%, 1/19/34	438
253,864	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	160
394,530	Structured Asset Mortgage Investments Inc., 2.44%, 10/19/34	328
271,368	Structured Asset Mortgage Investments Inc., 3.94%, 7/25/32	273
3,149,947	Vendee Mortgage Trust IO, 3.75%, 12/15/33	455
400,000	Vericrest Opportunity Loan Transferee 144A, 4.21%, 3/25/49 (a)	400
400,000	Vericrest Opportunity Loan Transferee 144A, 8.11%, 3/25/49 (a)	400
526,388	WaMu Mortgage Pass Through Certificates, 2.51%, 9/25/36	368
1,392,356	WaMu Mortgage Pass Through Certificates, 2.57%, 10/25/36	966
530,013	WaMu Mortgage Pass Through Certificates, 4.95%, 7/25/37	344
691,634	WaMu Mortgage Pass Through Certificates, 5.33%, 9/25/36	510
844,331	WaMu Mortgage Pass Through Certificates, 5.75%, 10/25/36	631
450,868	Wells Fargo Mortgage Backed Securities Trust, 2.65%, 6/25/35	182

		18,024

Municipal (1%)
320,000	Dallas TX, Area Rapid Transit, 5.02%, 12/1/48	378
575,000	Utah Transit Authority, 5.93%, 6/15/39	748

		1,126

NCUA Guaranteed (2%)
347,127	NCUA Guaranteed Notes, 0.61%, 11/6/17	347
539,888	NCUA Guaranteed Notes, 0.80%, 12/8/20	542
955,570	NCUA Guaranteed Notes, 2.65%, 10/29/20	1,003

		1,892

U.S. Treasury (7%)
3,000,000	U.S. Treasury Bill, 0.06%, 5/17/12 (d)	3,000
4,200,000	U.S. Treasury Bill, 0.07%, 7/26/12 (d) (g)	4,199

		7,199

Total Bonds (Cost-$104,452)		106,544

Exchange Traded Fund (Cost-$21) (0%)
500	VelocityShares Daily 2x VIX Short Term ETN (b)	3
Purchased Call Option (Cost-$244) (0%)		500
390	CBOE SPX Volatility Index, 25.00, 5/19/12	16
398	Market Vectors Gold Miners, 55.00, 6/16/12	5
235	Market Vectors Gold Miners, 62.00, 6/16/12	0
15	S&P 500 Index, 1450.00, 12/22/12	66
530	U.S. Natural Gas Fund, 20.00, 1/19/13	1

		88

See notes to financial statements.

Schedule of Investments (con’t)

Purchased Put Option (Cost-$151) (0%)
225	ECU Spot Option, 120, 9/22/12	14
560	SPDR S&P 500 ETF Trust, 132.00, 5/19/12	17
34	U.S. 30 Year Bond Future, 135.00, 5/25/12	2

		33

Investment Company (Cost-$4,120) (4%)		298,989
4,119,403	Payden Cash Reserves Money Market Fund *	4,120

Total (Cost-$108,988) (105%)		110,788
Liabilities in excess of Other Assets (-5%)		(4,808)

Net Assets (100%)		$105,980

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Non-income producing security.
(c)	Principle in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	All or a portion of these securities are on loan. At April 30, 2012, the total market value of the Fund’s securities on loan is $1,530 and the total market value of the collateral held by the Fund is $1,612. Amounts in 000s.
(g)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/23/12	Canadian Dollar (Buy 532)	RBC Capital	$7
6/13/12	Malaysian Ringgit (Buy 2,390)	Barclays	3
7/19/12	Singapore Dollar (Buy 1,649)	Morgan Stanley	22

			$32

Liabilities:
5/29/12	Brazilian Real (Buy 915)	HSBC Securities	$(42)
5/8/12	British Pound (Sell 826)	HSBC Securities	(29)
6/27/12	British Pound (Sell 499)	Barclays	(20)
6/18/12	Euro (Sell 2,194)	Morgan Stanley	(1)
6/27/12	Swiss Franc (Sell 962)	Barclays	(4)

			(96)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
36	Euro Bobl Future	Jun-12	$(5,970)	$(59)
90	Euro-Schatz Future	Jun-12	13,175	31
5	U.S. Treasury 5 Year Note Future	Jun-12	(619)	(3)

				$(31)

Open Credit Default Swap Contracts

Reference Obligations	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
Federal Republic of Germany, 6%, Jun-16	0.25%	RBS	Sep-16	$2,000	$40
U.S. Treasury, 0.375%, Jun-13	0.25%	RBS	Sep-16	EUR 1,000	5
Walt Disney Co., 5.62%, Sep-16	1.00%	RBS	Mar-17	$2,000	(70)

					$(25)

Call Option Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
3195	CBOE SPX Volatility Index, 25.00, 6/20/12	Jun-12	$(28)	$20

Put Option Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
280	SPDR S&P 500 ETF Trust, 132.00, 6/16/12	Jun-12	$(34)	$15

See notes to financial statements.

Statement of Assets & Liabilities

April 30, 2012

Numbers in 000s

Payden/Kravitz Cash Balance Plan Fund
ASSETS:
Investments, at value (cost $104,868)	$106,668
Affiliated investments, at value (cost $4,120)	4,120
Foreign cash (cost $1,326)	1,360
Unrealized appreciation on forward currency exchange contracts (Note 2)	32
Swap contracts	45
Receivable for:
Interest and dividends	1,098
Investments sold	16
Other assets	35

Total Assets	113,374

LIABILITIES:
Payable for:
Bank overdraft	41
Investments purchased	427
Fund shares redeemed	4,912
Future variation margin—(Note 2)	7
Swap contracts (cost $1)	70
Liability for securities on loan—(Note 2)	1,612
Accrued expenses:
Investment advisory fees (Note 3)	68
Administration fees (Note 3)	14
Distribution fees (Note 3)	19
Trustee fees and expenses	1
Outstanding options written (cost $97)	62
Unrealized depreciation on forward currency exchange contracts (Note 2)	96
Other liabilities	65

Total Liabilities	7,394

NET ASSETS	$105,980

NET ASSETS:
Paid in capital	$105,079
Undistributed net investment income	1,003
Undistributed net realized gains from investments	(1,851)
Net unrealized appreciation from:
Investments	1,780

Translation of assets and liabilities in foreign currencies	(31)

NET ASSETS	$105,980

Net Asset Value Per Share

	Institutional Class	Adviser Class	Retirement Class
Net Assets	$36,678	$52,105	$17,197
Outstanding shares of beneficial interest	3,463	4,958	1,682
NET ASSET VALUE - offering and redemption price per share in whole dollars	$10.59	$10.51	$10.22

See notes to financial statements.

Statement of Operations

Period ended April 30, 2012

Numbers in 000s

Payden/Kravitz Cash Balance Plan Fund
INVESTMENT INCOME:
Interest income (Note 2)	$2,136
Income from securities lending	11

Investment Income	2,147

EXPENSES:
Investment advisory fees (Note 3)	564
Administration fees (Note 3)	77
Shareholder servicing fees	19
Distribution fees (Note 3)	105
Custodian fees	16
Transfer agent fees	20
Registration and filing fees	29
Trustee fees and expenses	6
Printing and mailing costs	1
Legal fees	1
Publication expense	1
Pricing fees	11
Fund accounting fees	20
Insurance	2
Audit fees	25
Loan commitment fees	1

Gross Expenses	898
Expense subsidy (Note 3)	(151)

Net Expenses	747

Net Investment Income	1,400

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(162)
Foreign currency transactions	(55)
Futures contracts	(3)
Purchased option contracts	(904)
Written option contracts	97
Swap contracts	(13)
Change in net unrealized appreciation (depreciation) from:
Investments	1,828
Translation of assets and liabilities in foreign currencies	(54)
Futures contracts	(19)
Purchased option contracts	(137)
Written option contracts	35
Swap contracts	(4)

Net Realized and Unrealized Gains (Losses)	609

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,009

See notes to financial statements.

Statements of Changes in Net Assets

Six months ended April 30, 2012 and year ended October 31, 2011

Numbers in 000s

	2012	2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,400	$1,819
Net realized gains (losses) on investments	(1,040)	(800)
Change in net unrealized appreciation/(depreciation)	1,649	(1,170)
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	2,009	(151)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Institutional Class	(561)	(273)
Adviser Class	(1,194)	(562)
Retirement Class	(276)	(61)

Change in Net Assets from Distributions to Shareholders	(2,031)	(896)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	18,421	15,125
Adviser Class	9,968	32,431
Retirement Class	6,948	9,026
Reinvestment of distributions:
Institutional Class	559	273
Adviser Class	1,151	537
Retirement Class	276	60
Cost of fund shares redeemed:
Institutional Class	(8,991)	(4,148)
Adviser Class	(16,223)	(8,889)
Retirement Class	(1,588)	(1,217)

Change in Net Assets from Capital Transactions	10,521	43,198

Total Change in Net Assets	10,499	42,151
NET ASSETS:
Beginning of period	95,481	53,330

End of period	$105,980	$95,481

Accumulated net investment income	$1,003	$1,634

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	2,507	1,452

Institutional Class
Shares sold	1,759	1,417
Shares issued in reinvestment of distributions	54	26
Shares redeemed	(857)	(388)

Change in shares outstanding	956	1,055

Outstanding shares at end of period	3,463	2,507

Outstanding shares at beginning of period	5,441	3,164

Adviser Class
Shares sold	954	3,063
Shares issued in reinvestment of distributions	112	51
Shares redeemed	(1,549)	(837)

Change in shares outstanding	(483)	2,277

Outstanding shares at end of period	4,958	5,441

Outstanding shares at beginning of period	1,128	367

Retirement Class
Shares sold	682	872
Shares issued in reinvestment of distributions	28	6
Shares redeemed	(156)	(117)

Change in shares outstanding	554	761

Outstanding shares at end of period	1,682	1,128

Purchase of investments (excluding government)	$44,210	$81,792
Sale of investments (excluding government)	30,039	42,220
Purchase of government securities	11,658	8,559
Sale of government securities	8,114	6,253

See notes to financial statements.

Notes to Financial Statements

April 30, 2012

1. ORGANIZATION AND RELATED MATTERS

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden/Kravitz Cash Balance Plan Fund. The other eighteen Funds are contained in a separate report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established by the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Concentration of Risk

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security, using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contacts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Swap Contracts

The Fund entered into the following credit default swap agreements. The counterparty to the agreement has agreed to receive from the fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive the notional amount at par and pay the defaulted security or cash equivalent.

Notes to Financial Statements (con’t)

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Cash Balance Plan Fund was as follows:

Written Options	Number of Contracts	Premiums
Options outstanding at October 31, 2011	—	$—
Options written	54,710	493,525
Options expired
Options exercised
Options closed	(54,235)	(396,588)

Options outstanding at April 30, 2012	475	$96,937

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to the statement of assets and liabilities and the statement of operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities
Credit4,[5]	$45	$(70)
Interest rate[1]	31	(62)
Foreign currency[2,3]	32	(96)

Total	$108	$(228)

[1]

Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Payable for futures.

[2]	Receivable for forward currency contracts.
[3]	Payable for forward currency contracts.
[4]	Receivable for swap contracts.
[5]	Payable for swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income (000s)

Underlying risk	Futures[6]	Forward Currency Contracts[7]	Options[8]	Swaps[9]	Total
Credit	$—	$—	$—	$(13)	$(13)
Equity	—	—	(807)	—	(807)
Foreign exchange	—	(90)	—	—	(90)
Interest rate	(3)	—	—	—	(3)

Total	$(3)	$(90)	$(807)	$(13)	$(913)

[6]	Net realized gains (losses) from futures contracts.
[7]	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
[8]	Net realized gains (losses) from option contracts.
[9]	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income (000s)

Underlying risk	Futures[9]	Forward Currency Contracts[10]	Options [11]	Swaps[12]	Total
Credit	$—	$—	$—	$(4)	$(4)
Equity	—	—	(102)	—	(102)
Foreign exchange	—	(87)	—	—	(87)
Interest rate	(19)	—	—	—	(19)

Total	$(19)	$(87)	$(102)	$(4)	$(212)

[9]	Change in net unrealized appreciation (depreciation) from futures contracts.
[10]	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which may include other currency related appreciation (depreciation).
[11]	Change in net unrealized appreciation (depreciation) from option contracts.
[12]	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period, the average value of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
3%	4%	10%	0%

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the statement of operations.

Collateral

Futures contracts, options, and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund is required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (con’t)

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2011, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital. The preceding three and the tax year ended October 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investment

The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated Funds for the period is disclosed in the statement of operations.

Value October 31, 2011	Purchase	Sales	Dividends	Value April 30, 2012
$ 6,178,917	$ 208,244,152	$ 210,303,666	$ 164	$ 4,119,403

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the statement of operations.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. RELATED PARTY TRANSACTIONS

Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the institutional class, 1.50% for the adviser class, and 1.75% for the retirement class of average daily net assets on an annualized basis.

The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $970,366 ($284,292 for 2010, $250,428 for 2011, and $435,646 for 2012) is not considered a liability of the Fund, and therefore is not recorded as a liability in the statement of assets and liabilities, but will be recognized as net expense in the statement of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the adviser class at an annualized rate of 0.25% and of the retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not recieve a fee from the institutional class.

Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. FAIR VALUE

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments. (Fixed Income-Asset Backed, Corporate, Government, Mortgage Backed and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management adopted the portions effective for the current period and is evaluating the impact adoption will have on the Fund’s financial statement disclosures for portions effective in future periods. There were no significant transfers between levels, which required disclosure.

	Level 1		Level 2		Level 3
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
Asset Backed			$3,878				$3,878
Corporate			69,924				69,924
Exchange Traded Funds	$3						3
Foreign Government			4,501				4,501
Mortgage Backed			18,024				18,024
Municipal			1,126				1,126
Option	121						121
U.S. Government			9,091				9,091
Investment Company	4,120						4,120

Notes to Financial Statements (con’t)

	Level 1		Level 2		Level 3
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
Other Financial Instruments (1)
Foreign Currency Contracts			$32	$(96)			$(64)
Futures	$31	$(62)					(31)
Options	35						35
Swaps			45	(70)			(25)

(1)

Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

5. FEDERAL INCOME TAXES (AMOUNTS IN 000s)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

At April 30, 2012, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$108,988	$2,459	$659	$1,800

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Financial Highlights

For the share outstanding for the periods ended April 30, 2012 and October 31st

	2012		2011	2010	2009	2008
Institutional Class
Net asset value - beginning of period	$10.60		$10.75	$10.42	$10.06	$10.00

Income (loss) from investment activities:
Net investment income	0.13		0.26	0.22	0.13	0.01
Net realized and unrealized gains (losses)	0.08		(0.22)	0.21	0.34	0.05

Total from investment activities	0.21		0.04	0.43	0.47	0.06

Distributions to shareholders:
From net investment income	(0.22)		(0.19)	(0.07)	(0.07)
From net realized gains				(0.03)	(0.04)

Total distributions to shareholders	(0.22)		(0.19)	(0.10)	(0.11)	0.00

Net asset value - end of period	$10.59		$10.60	$10.75	$10.42	$10.06

Total return	2.01	% (1)	0.34%	4.24%	4.71%	0.60	% (1)

Ratios/supplemental data:
Net assets, end of period (000s)	$36,678		$26,577	$15,611	$9,199	$3,379
Ratio of gross expense to average net assets	1.55	% (2)	1.62%	1.98%	2.86%	7.17	% (2)
Ratio of net expense to average net assets	1.25	% (2)	1.25%	1.25%	1.25%	1.25	% (2)
Ratio of investment income less gross expenses to average net assets	2.65	% (2)	2.52%	1.99%	(0.12%)	(5.05	%) (2)
Ratio of net investment income to average net assets	2.95	% (2)	2.89%	2.72%	1.49%	0.87	% (2)
Portfolio turnover rate	41	% (1)	83%	141%	124%	16	% (1)

The class commenced operations on September 22, 2008.

Adviser Class
Net asset value - beginning of period	$10.54		$10.71	$10.40	$10.05	$10.00

Income (loss) from investment activities:
Net investment income	0.15		0.20	0.19	0.11	0.01
Net realized and unrealized gains (losses)	0.04		(0.19)	0.22	0.35	0.04

Total from investment activities	0.19		0.01	0.41	0.46	0.05

Distributions to shareholders:
From net investment income	(0.22)		(0.18)	(0.07)	(0.07)
From net realized gains				(0.03)	(0.04)

Total distributions to shareholders	(0.22)		(0.18)	(0.10)	(0.11)	0.00

Net asset value - end of period	$10.51		$10.54	$10.71	$10.40	$10.05

Total return	1.81	% (1)	0.13%	4.02%	4.54%	0.50	% (1)

Ratios/supplemental data:
Net assets, end of period (000s)	$52,105		$57,324	$33,881	$18,233	$7,861
Ratio of gross expense to average net assets	1.79	% (2)	1.88%	2.24%	3.13%	6.98	% (2)
Ratio of net expense to average net assets	1.50	% (2)	1.50%	1.50%	1.50%	1.50	% (2)
Ratio of investment income less gross expenses to average net assets	2.38	% (2)	2.24%	1.74%	(0.46%)	(4.85	%) (2)
Ratio of net investment income to average net assets	2.67	% (2)	2.62%	2.48%	1.17%	0.63	% (2)
Portfolio turnover rate	41	% (1)	83%	141%	124%	16	% (1)

The class commenced operations on September 22, 2008.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Financial Highlights (con’t)

For the share outstanding for the periods ended April 30, 2012 and October 31st

	2012		2011	2010	2009
Retirement Class
Net asset value - beginning of period	$10.26		$10.46	$10.18	$10.00

Income (loss) from investment activities:
Net investment income	0.11		0.20	0.14	(0.01)
Net realized and unrealized gains (losses)	0.06		(0.22)	0.24	0.19

Total from investment activities	0.17		(0.02)	0.38	0.18

Distributions to shareholders:
From net investment income	(0.21)		(0.18)	(0.07)
From net realized gains				(0.03)

Total distributions to shareholders	(0.21)		(0.18)	(0.10)	0.00

Net asset value - end of period	$10.22		$10.26	$10.46	$10.18

Total return	1.74	% (1)	(0.18%)	3.78%	1.80	% (1)

Ratios/supplemental data:
Net assets, end of period	$17,197		$11,580	$3,838	$830
Ratio of gross expense to average net assets	2.05	% (2)	2.12%	2.51%	3.56	% (2)
Ratio of net expense to average net assets	1.75	% (2)	1.75%	1.75%	1.75	% (2)
Ratio of investment income less gross expenses to average net assets	2.16	% (2)	2.05%	1.69%	(2.09	%) (2)
Ratio of net investment income to average net assets	2.46	% (2)	2.42%	2.45%	(0.28	%) (2)
Portfolio turnover rate	41	% (1)	83%	141%	124	% (1)

The class commenced operations on April 6, 2009.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Fund Expenses

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the period ended April 30, 2012. It uses the Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.

Hypothetical Expenses

The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2012 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2011	Value April 30, 2012	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Institutional Class
Actual	$1,000.00	$1,020.10	2.01%	1.25%	$6.28
Hypothetical	1,000.00	1,018.65	1.86%	1.25%	6.27

Adviser Class
Actual	$1,000.00	$1,018.10	1.81%	1.50%	$7.53
Hypothetical	1,000.00	1,017.40	1.74%	1.50%	7.52

Retirement Class
Actual	$1,000.00	$1,017.40	1.74%	1.75%	$8.78
Hypothetical	1,000.00	1,016.16	1.62%	1.75%	8.77

Trustees and Officers

Name and Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held
333 S. Grand Avenue Los Angeles, CA 90071 Trustees (1)
W.D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus and Distinguished Professor of Medicine, David Geffen School of Medicine at the University of California, Los Angeles

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern California	Director, First American Financial Corp.; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names University

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business at the University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	Director, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel

Officers (2)
Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Senior Vice President and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

Paydenfunds

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

» PAYDEN/KRAVITZ CASH BALANCE FUNDS

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)

Payden/Kravitz Cash Balance Plan Fund – Institutional Share Class (PKBIX)

Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)

ITEM 2. CODE OF ETHICS

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2012.

(b) During the second fiscal quarter of the period covered by this report, there were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/S/ JOAN A. PAYDEN
JOAN A. PAYDEN
CHAIRMAN AND CEO

Date: June 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group

By:	/S/ BRIAN W. MATTHEWS
BRIAN W. MATTHEWS
VICE PRESIDENT AND CHIEF
FINANCIAL OFFICER

Date: June 20, 2012